N-4	May 01, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	RIVERSOURCE LIFE INSURANCE COMPANY
Entity Central Index Key	0000727892
Entity Investment Company Type	N-4
Document Period End Date	Apr. 27, 2026
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
HISTORICAL CURRENT LIMITS on INDEX GAINS
For The Year Ended December 31, 2025
RiverSource Structured Solutions 2 annuity

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	1/8/2025	24.00%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	2/1/2025	26.50%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	2/26/2025	24.75%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	3/1/2025	27.00%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	4/1/2025	27.00%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	4/29/2025	25.25%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	5/1/2025	25.25%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	6/3/2025	25.25%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	7/1/2025	25.25%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	7/29/2025	26.25%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	8/1/2025	25.50%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	9/2/2025	19.50%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	10/1/2025	25.25%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	10/7/2025	25.25%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	10/28/2025	25.75%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	11/1/2025	25.75%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	12/2/2025	21.25%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	12/23/2025	24.50%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	1/1/2025	22.00%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	2/3/2025	24.00%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	3/1/2025	24.00%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	3/31/2025	25.00%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	4/1/2025	25.00%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	5/1/2025	25.00%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	5/5/2025	40.00%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	6/2/2025	40.00%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	7/1/2025	40.00%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	7/7/2025	30.00%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	8/1/2025	30.00%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	8/4/2025	30.00%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	8/25/2025	30.00%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	9/1/2025	30.00%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	10/1/2025	30.00%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	10/6/2025	29.00%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	11/1/2025	29.00%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	12/1/2025	31.00%	100%	NA
6 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	12/22/2025	31.00%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2024	1/8/2025	12.50%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2024	2/1/2025	12.50%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2024	2/26/2025	12.50%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2024	3/1/2025	16.50%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2024	4/1/2025	15.00%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2024	4/29/2025	15.75%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2024	5/1/2025	17.50%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2024	6/3/2025	21.50%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	MSCI EAFE 1 year w/ -10% buffer	2024	7/1/2025	15.75%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2024	7/29/2025	14.75%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2024	8/1/2025	13.00%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2024	9/2/2025	12.25%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2024	10/1/2025	13.50%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2024	10/7/2025	13.50%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2024	10/28/2025	13.75%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2024	11/1/2025	14.75%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2024	12/2/2025	14.50%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2024	12/23/2025	11.25%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2025	1/1/2025	13.00%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2025	2/3/2025	14.50%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2025	3/1/2025	14.50%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2025	3/31/2025	15.50%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2025	4/1/2025	15.50%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2025	5/1/2025	15.50%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2025	5/5/2025	19.00%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2025	6/2/2025	14.75%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2025	7/1/2025	14.75%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2025	7/7/2025	14.75%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2025	8/1/2025	14.75%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2025	8/4/2025	14.75%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2025	8/25/2025	14.75%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2025	9/1/2025	14.75%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2025	10/1/2025	14.75%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2025	10/6/2025	13.75%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2025	11/1/2025	13.75%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2025	12/1/2025	14.50%	100%	NA
6 Year	MSCI EAFE 1 year w/ -10% buffer	2025	12/22/2025	14.25%	100%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2024	1/8/2025	49.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2024	2/1/2025	51.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2024	2/26/2025	71.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2024	3/1/2025	No Cap	101%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2024	4/1/2025	No Cap	102%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2024	4/29/2025	No Cap	104%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2024	5/1/2025	No Cap	104%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2024	6/3/2025	No Cap	104%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2024	7/1/2025	No Cap	104%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2024	7/29/2025	No Cap	103%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2024	8/1/2025	51.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2024	9/2/2025	42.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2024	10/1/2025	58.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2024	10/7/2025	No Cap	103%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2024	10/28/2025	No Cap	104%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2024	11/1/2025	No Cap	104%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	MSCI EAFE 3 year w/ -10% buffer	2024	12/2/2025	No Cap	104%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2024	12/23/2025	No Cap	102%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2025	1/1/2025	No Cap	100%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2025	2/3/2025	No Cap	104%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2025	3/1/2025	No Cap	104%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2025	3/31/2025	No Cap	107%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2025	4/1/2025	No Cap	107%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2025	5/1/2025	No Cap	107%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2025	5/5/2025	No Cap	113%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2025	6/2/2025	No Cap	112%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2025	7/1/2025	No Cap	112%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2025	7/7/2025	No Cap	112%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2025	8/1/2025	No Cap	112%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2025	8/4/2025	No Cap	112%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2025	8/25/2025	No Cap	112%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2025	9/1/2025	No Cap	112%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2025	10/1/2025	No Cap	112%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2025	10/6/2025	No Cap	111%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2025	11/1/2025	No Cap	111%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2025	12/1/2025	No Cap	113%	NA
6 Year	MSCI EAFE 3 year w/ -10% buffer	2025	12/22/2025	No Cap	111%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2024	1/8/2025	40.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2024	2/1/2025	42.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2024	2/26/2025	45.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2024	3/1/2025	59.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2024	4/1/2025	96.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2024	4/29/2025	102.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2024	5/1/2025	102.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2024	6/3/2025	102.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2024	7/1/2025	102.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2024	7/29/2025	102.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2024	8/1/2025	46.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2024	9/2/2025	38.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2024	10/1/2025	50.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2024	10/7/2025	102.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2024	10/28/2025	102.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2024	11/1/2025	102.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2024	12/2/2025	102.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2024	12/23/2025	98.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2025	1/1/2025	82.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2025	2/3/2025	92.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2025	3/1/2025	92.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2025	3/31/2025	100.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2025	4/1/2025	100.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2025	5/1/2025	100.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	MSCI EAFE 3 year w/ -15% buffer	2025	5/5/2025	No Cap	104%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2025	6/2/2025	No Cap	104%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2025	7/1/2025	No Cap	104%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2025	7/7/2025	No Cap	104%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2025	8/1/2025	No Cap	104%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2025	8/4/2025	No Cap	104%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2025	8/25/2025	No Cap	104%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2025	9/1/2025	No Cap	104%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2025	10/1/2025	No Cap	104%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2025	10/6/2025	No Cap	103%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2025	11/1/2025	No Cap	103%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2025	12/1/2025	No Cap	104%	NA
6 Year	MSCI EAFE 3 year w/ -15% buffer	2025	12/22/2025	No Cap	103%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2024	1/8/2025	32.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2024	2/1/2025	31.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2024	2/26/2025	33.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2024	3/1/2025	37.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2024	4/1/2025	40.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2024	4/29/2025	52.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2024	5/1/2025	52.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2024	6/3/2025	52.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2024	7/1/2025	52.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2024	7/29/2025	42.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2024	8/1/2025	37.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2024	9/2/2025	33.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2024	10/1/2025	38.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2024	10/7/2025	43.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2024	10/28/2025	44.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2024	11/1/2025	57.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2024	12/2/2025	59.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2024	12/23/2025	43.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2025	1/1/2025	40.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2025	2/3/2025	48.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2025	3/1/2025	48.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2025	3/31/2025	52.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2025	4/1/2025	52.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2025	5/1/2025	52.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2025	5/5/2025	65.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2025	6/2/2025	58.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2025	7/1/2025	58.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2025	7/7/2025	58.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2025	8/1/2025	58.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2025	8/4/2025	58.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2025	8/25/2025	58.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2025	9/1/2025	58.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	MSCI EAFE 3 year w/ -20% buffer	2025	10/1/2025	58.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2025	10/6/2025	50.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2025	11/1/2025	50.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2025	12/1/2025	50.00%	100%	NA
6 Year	MSCI EAFE 3 year w/ -20% buffer	2025	12/22/2025	46.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2024	1/8/2025	No Cap	109%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2024	2/1/2025	No Cap	107%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2024	2/26/2025	No Cap	111%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2024	3/1/2025	No Cap	108%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2024	4/1/2025	No Cap	112%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2024	4/29/2025	No Cap	116%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2024	5/1/2025	No Cap	116%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2024	6/3/2025	No Cap	116%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2024	7/1/2025	No Cap	113%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2024	7/29/2025	No Cap	108%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2024	8/1/2025	No Cap	106%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2024	9/2/2025	150.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2024	10/1/2025	No Cap	103%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2024	10/7/2025	No Cap	109%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2024	10/28/2025	No Cap	111%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2024	11/1/2025	No Cap	115%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2024	12/2/2025	No Cap	115%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2024	12/23/2025	No Cap	112%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2025	1/1/2025	No Cap	110%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2025	2/3/2025	No Cap	115%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2025	3/1/2025	No Cap	115%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2025	3/31/2025	No Cap	117%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2025	4/1/2025	No Cap	117%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2025	5/1/2025	No Cap	117%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2025	5/5/2025	No Cap	122%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2025	6/2/2025	No Cap	117%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2025	7/1/2025	No Cap	117%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2025	7/7/2025	No Cap	117%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2025	8/1/2025	No Cap	117%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2025	8/4/2025	No Cap	117%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2025	8/25/2025	No Cap	117%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2025	9/1/2025	No Cap	117%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2025	10/1/2025	No Cap	117%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2025	10/6/2025	No Cap	115%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2025	11/1/2025	No Cap	115%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2025	12/1/2025	No Cap	119%	NA
6 Year	MSCI EAFE 6 year w/ -10% buffer	2025	12/22/2025	No Cap	119%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2024	1/8/2025	No Cap	101%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2024	2/1/2025	140.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2024	2/26/2025	No Cap	103%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	MSCI EAFE 6 year w/ -15% buffer	2024	3/1/2025	No Cap	101%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2024	4/1/2025	No Cap	103%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2024	4/29/2025	No Cap	108%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2024	5/1/2025	No Cap	108%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2024	6/3/2025	No Cap	108%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2024	7/1/2025	No Cap	105%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2024	7/29/2025	No Cap	101%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2024	8/1/2025	110.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2024	9/2/2025	70.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2024	10/1/2025	85.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2024	10/7/2025	No Cap	102%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2024	10/28/2025	No Cap	103%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2024	11/1/2025	No Cap	106%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2024	12/2/2025	No Cap	108%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2024	12/23/2025	No Cap	106%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2025	1/1/2025	No Cap	104%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2025	2/3/2025	No Cap	108%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2025	3/1/2025	No Cap	108%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2025	3/31/2025	No Cap	110%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2025	4/1/2025	No Cap	110%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2025	5/1/2025	No Cap	110%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2025	5/5/2025	No Cap	115%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2025	6/2/2025	No Cap	112%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2025	7/1/2025	No Cap	112%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2025	7/7/2025	No Cap	112%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2025	8/1/2025	No Cap	112%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2025	8/4/2025	No Cap	112%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2025	8/25/2025	No Cap	112%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2025	9/1/2025	No Cap	112%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2025	10/1/2025	No Cap	112%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2025	10/6/2025	No Cap	110%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2025	11/1/2025	No Cap	110%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2025	12/1/2025	No Cap	113%	NA
6 Year	MSCI EAFE 6 year w/ -15% buffer	2025	12/22/2025	No Cap	113%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2024	1/8/2025	75.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2024	2/1/2025	70.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2024	2/26/2025	80.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2024	3/1/2025	80.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2024	4/1/2025	110.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2024	4/29/2025	No Cap	103%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2024	5/1/2025	No Cap	102%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2024	6/3/2025	No Cap	102%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2024	7/1/2025	150.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2024	7/29/2025	90.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2024	8/1/2025	75.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	MSCI EAFE 6 year w/ -25% buffer	2024	9/2/2025	60.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2024	10/1/2025	70.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2024	10/7/2025	85.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2024	10/28/2025	90.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2024	11/1/2025	125.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2024	12/2/2025	No Cap	101%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2024	12/23/2025	No Cap	102%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2025	1/1/2025	200.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2025	2/3/2025	300.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2025	3/1/2025	300.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2025	3/31/2025	350.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2025	4/1/2025	350.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2025	5/1/2025	350.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2025	5/5/2025	No Cap	105%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2025	6/2/2025	500.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2025	7/1/2025	500.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2025	7/7/2025	500.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2025	8/1/2025	500.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2025	8/4/2025	500.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2025	8/25/2025	500.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2025	9/1/2025	500.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2025	10/1/2025	500.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2025	10/6/2025	300.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2025	11/1/2025	300.00%	100%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2025	12/1/2025	No Cap	104%	NA
6 Year	MSCI EAFE 6 year w/ -25% buffer	2025	12/22/2025	No Cap	104%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	1/8/2025	13.50%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	2/1/2025	14.00%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	2/26/2025	14.50%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	3/1/2025	14.75%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	4/1/2025	15.50%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	4/29/2025	16.50%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	5/1/2025	17.75%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	6/3/2025	23.00%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	7/1/2025	23.25%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	7/29/2025	22.00%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	8/1/2025	15.50%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	9/2/2025	13.75%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	10/1/2025	14.00%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	10/7/2025	13.50%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	10/28/2025	14.50%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	11/1/2025	14.50%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	12/2/2025	17.75%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	12/23/2025	16.50%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	1/1/2025	15.50%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	2/3/2025	17.00%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	3/1/2025	17.00%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	3/31/2025	18.50%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	4/1/2025	18.50%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	5/1/2025	18.50%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	5/5/2025	24.00%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	6/2/2025	19.25%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	7/1/2025	19.25%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	7/7/2025	17.75%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	8/1/2025	17.75%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	8/4/2025	16.00%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	8/25/2025	16.00%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	9/1/2025	16.00%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	10/1/2025	16.00%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	10/6/2025	14.25%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	11/1/2025	14.25%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	12/1/2025	17.50%	100%	NA
6 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	12/22/2025	17.25%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2024	1/8/2025	15.25%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2024	2/1/2025	14.75%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2024	2/26/2025	14.50%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2024	3/1/2025	14.75%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2024	4/1/2025	14.00%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2024	4/29/2025	16.25%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2024	5/1/2025	19.00%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2024	6/3/2025	22.00%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2024	7/1/2025	19.00%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2024	7/29/2025	17.50%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2024	8/1/2025	15.25%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2024	9/2/2025	14.75%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2024	10/1/2025	14.25%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2024	10/7/2025	14.50%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2024	10/28/2025	14.75%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2024	11/1/2025	15.50%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2024	12/2/2025	17.00%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2024	12/23/2025	15.25%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2025	1/1/2025	14.50%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2025	2/3/2025	15.50%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2025	3/1/2025	15.50%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2025	3/31/2025	17.00%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2025	4/1/2025	17.00%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2025	5/1/2025	17.00%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2025	5/5/2025	22.00%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2025	6/2/2025	18.00%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2025	7/1/2025	18.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	NASDAQ 100 1 year w/ -10% buffer	2025	7/7/2025	17.00%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2025	8/1/2025	17.00%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2025	8/4/2025	16.00%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2025	8/25/2025	15.50%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2025	9/1/2025	15.50%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2025	10/1/2025	15.50%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2025	10/6/2025	14.75%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2025	11/1/2025	14.75%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2025	12/1/2025	18.00%	100%	NA
6 Year	NASDAQ 100 1 year w/ -10% buffer	2025	12/22/2025	17.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2024	1/8/2025	45.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2024	2/1/2025	46.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2024	2/26/2025	46.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2024	3/1/2025	48.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2024	4/1/2025	45.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2024	4/29/2025	48.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2024	5/1/2025	55.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2024	6/3/2025	67.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2024	7/1/2025	60.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2024	7/29/2025	55.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2024	8/1/2025	51.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2024	9/2/2025	46.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2024	10/1/2025	46.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2024	10/7/2025	49.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2024	10/28/2025	52.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2024	11/1/2025	57.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2024	12/2/2025	52.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2024	12/23/2025	46.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2025	1/1/2025	41.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2025	2/3/2025	45.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2025	3/1/2025	45.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2025	3/31/2025	49.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2025	4/1/2025	49.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2025	5/1/2025	49.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2025	5/5/2025	61.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2025	6/2/2025	53.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2025	7/1/2025	53.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2025	7/7/2025	51.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2025	8/1/2025	51.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2025	8/4/2025	48.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2025	8/25/2025	48.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2025	9/1/2025	48.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2025	10/1/2025	48.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2025	10/6/2025	45.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2025	11/1/2025	45.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	NASDAQ 100 3 year w/ -10% buffer	2025	12/1/2025	47.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -10% buffer	2025	12/22/2025	46.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2024	1/8/2025	40.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2024	2/1/2025	40.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2024	2/26/2025	39.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2024	3/1/2025	41.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2024	4/1/2025	38.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2024	4/29/2025	41.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2024	5/1/2025	45.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2024	6/3/2025	54.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2024	7/1/2025	50.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2024	7/29/2025	46.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2024	8/1/2025	43.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2024	9/2/2025	40.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2024	10/1/2025	40.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2024	10/7/2025	42.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2024	10/28/2025	44.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2024	11/1/2025	47.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2024	12/2/2025	44.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2024	12/23/2025	39.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2025	1/1/2025	36.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2025	2/3/2025	39.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2025	3/1/2025	39.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2025	3/31/2025	42.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2025	4/1/2025	42.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2025	5/1/2025	42.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2025	5/5/2025	51.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2025	6/2/2025	45.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2025	7/1/2025	45.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2025	7/7/2025	44.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2025	8/1/2025	44.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2025	8/4/2025	42.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2025	8/25/2025	42.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2025	9/1/2025	42.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2025	10/1/2025	42.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2025	10/6/2025	38.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2025	11/1/2025	38.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2025	12/1/2025	41.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -15% buffer	2025	12/22/2025	40.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2024	1/8/2025	35.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2024	2/1/2025	35.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2024	2/26/2025	34.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2024	3/1/2025	35.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2024	4/1/2025	33.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2024	4/29/2025	35.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	NASDAQ 100 3 year w/ -20% buffer	2024	5/1/2025	39.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2024	6/3/2025	44.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2024	7/1/2025	43.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2024	7/29/2025	40.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2024	8/1/2025	38.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2024	9/2/2025	34.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2024	10/1/2025	35.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2024	10/7/2025	36.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2024	10/28/2025	37.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2024	11/1/2025	39.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2024	12/2/2025	38.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2024	12/23/2025	35.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2025	1/1/2025	33.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2025	2/3/2025	35.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2025	3/1/2025	35.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2025	3/31/2025	37.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2025	4/1/2025	37.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2025	5/1/2025	37.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2025	5/5/2025	44.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2025	6/2/2025	40.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2025	7/1/2025	40.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2025	7/7/2025	39.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2025	8/1/2025	39.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2025	8/4/2025	37.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2025	8/25/2025	37.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2025	9/1/2025	37.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2025	10/1/2025	37.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2025	10/6/2025	33.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2025	11/1/2025	33.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2025	12/1/2025	36.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ -20% buffer	2025	12/22/2025	35.00%	100%	NA
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	1/8/2025	57.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	2/1/2025	58.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	2/26/2025	61.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	3/1/2025	66.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	4/1/2025	69.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	4/29/2025	61.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	5/1/2025	80.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	6/3/2025	No Cap	104%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	7/1/2025	72.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	7/29/2025	67.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	8/1/2025	61.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	9/2/2025	60.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	10/1/2025	58.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	10/7/2025	66.00%	100%	3.00%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	10/28/2025	72.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	11/1/2025	87.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	12/2/2025	66.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	12/23/2025	59.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	1/1/2025	51.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	2/3/2025	54.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	3/1/2025	54.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	3/31/2025	60.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	4/1/2025	60.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	5/1/2025	60.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	5/5/2025	75.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	6/2/2025	65.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	7/1/2025	65.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	7/7/2025	65.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	8/1/2025	65.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	8/4/2025	60.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	8/25/2025	60.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	9/1/2025	60.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	10/1/2025	60.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	10/6/2025	55.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	11/1/2025	55.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	12/1/2025	58.00%	100%	3.00%
6 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	12/22/2025	56.00%	100%	3.00%
6 Year	NASDAQ 100 6 year w/ -10% buffer	2024	1/8/2025	95.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2024	2/1/2025	90.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2024	2/26/2025	85.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2024	3/1/2025	80.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2024	4/1/2025	85.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2024	4/29/2025	85.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2024	5/1/2025	95.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2024	6/3/2025	110.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2024	7/1/2025	100.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2024	7/29/2025	90.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2024	8/1/2025	85.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2024	9/2/2025	75.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2024	10/1/2025	80.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2024	10/7/2025	85.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2024	10/28/2025	90.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2024	11/1/2025	95.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2024	12/2/2025	90.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2024	12/23/2025	80.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2025	1/1/2025	75.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2025	2/3/2025	80.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2025	3/1/2025	80.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2025	3/31/2025	85.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	NASDAQ 100 6 year w/ -10% buffer	2025	4/1/2025	85.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2025	5/1/2025	85.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2025	5/5/2025	100.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2025	6/2/2025	90.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2025	7/1/2025	90.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2025	7/7/2025	90.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2025	8/1/2025	90.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2025	8/4/2025	85.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2025	8/25/2025	85.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2025	9/1/2025	85.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2025	10/1/2025	85.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2025	10/6/2025	75.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2025	11/1/2025	75.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2025	12/1/2025	80.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -10% buffer	2025	12/22/2025	75.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2024	1/8/2025	75.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2024	2/1/2025	75.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2024	2/26/2025	75.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2024	3/1/2025	75.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2024	4/1/2025	75.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2024	4/29/2025	75.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2024	5/1/2025	80.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2024	6/3/2025	95.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2024	7/1/2025	85.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2024	7/29/2025	80.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2024	8/1/2025	75.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2024	9/2/2025	70.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2024	10/1/2025	70.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2024	10/7/2025	75.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2024	10/28/2025	80.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2024	11/1/2025	85.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2024	12/2/2025	80.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2024	12/23/2025	75.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2025	1/1/2025	70.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2025	2/3/2025	75.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2025	3/1/2025	75.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2025	3/31/2025	80.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2025	4/1/2025	80.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2025	5/1/2025	80.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2025	5/5/2025	90.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2025	6/2/2025	80.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2025	7/1/2025	80.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2025	7/7/2025	80.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2025	8/1/2025	80.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2025	8/4/2025	75.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	NASDAQ 100 6 year w/ -15% buffer	2025	8/25/2025	75.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2025	9/1/2025	75.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2025	10/1/2025	75.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2025	10/6/2025	70.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2025	11/1/2025	70.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2025	12/1/2025	70.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -15% buffer	2025	12/22/2025	70.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2024	1/8/2025	65.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2024	2/1/2025	65.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2024	2/26/2025	65.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2024	3/1/2025	65.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2024	4/1/2025	65.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2024	4/29/2025	65.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2024	5/1/2025	65.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2024	6/3/2025	75.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2024	7/1/2025	70.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2024	7/29/2025	70.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2024	8/1/2025	65.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2024	9/2/2025	60.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2024	10/1/2025	60.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2024	10/7/2025	65.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2024	10/28/2025	65.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2024	11/1/2025	70.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2024	12/2/2025	70.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2024	12/23/2025	60.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2025	1/1/2025	60.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2025	2/3/2025	65.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2025	3/1/2025	65.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2025	3/31/2025	65.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2025	4/1/2025	65.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2025	5/1/2025	65.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2025	5/5/2025	75.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2025	6/2/2025	70.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2025	7/1/2025	70.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2025	7/7/2025	70.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2025	8/1/2025	70.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2025	8/4/2025	65.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2025	8/25/2025	65.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2025	9/1/2025	65.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2025	10/1/2025	65.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2025	10/6/2025	60.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2025	11/1/2025	60.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2025	12/1/2025	60.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ -25% buffer	2025	12/22/2025	60.00%	100%	NA
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2024	1/8/2025	100.00%	100%	2.10%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2024	2/1/2025	110.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2024	2/26/2025	105.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2024	3/1/2025	100.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2024	4/1/2025	100.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2024	4/29/2025	100.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2024	5/1/2025	110.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2024	6/3/2025	175.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2024	7/1/2025	120.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2024	7/29/2025	105.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2024	8/1/2025	100.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2024	9/2/2025	85.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2024	10/1/2025	90.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2024	10/7/2025	105.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2024	10/28/2025	110.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2024	11/1/2025	135.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2024	12/2/2025	100.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2024	12/23/2025	100.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2025	1/1/2025	90.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2025	2/3/2025	95.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2025	3/1/2025	95.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2025	3/31/2025	100.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2025	4/1/2025	100.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2025	5/1/2025	100.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2025	5/5/2025	125.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2025	6/2/2025	105.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2025	7/1/2025	105.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2025	7/7/2025	105.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2025	8/1/2025	105.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2025	8/4/2025	95.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2025	8/25/2025	95.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2025	9/1/2025	95.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2025	10/1/2025	95.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2025	10/6/2025	90.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2025	11/1/2025	90.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2025	12/1/2025	90.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -10% buffer	2025	12/22/2025	85.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2024	1/8/2025	90.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2024	2/1/2025	90.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2024	2/26/2025	85.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2024	3/1/2025	80.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2024	4/1/2025	90.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2024	4/29/2025	85.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2024	5/1/2025	95.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2024	6/3/2025	120.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2024	7/1/2025	105.00%	100%	2.10%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2024	7/29/2025	95.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2024	8/1/2025	90.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2024	9/2/2025	80.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2024	10/1/2025	80.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2024	10/7/2025	90.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2024	10/28/2025	95.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2024	11/1/2025	100.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2024	12/2/2025	95.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2024	12/23/2025	85.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2025	1/1/2025	80.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2025	2/3/2025	85.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2025	3/1/2025	85.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2025	3/31/2025	90.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2025	4/1/2025	90.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2025	5/1/2025	90.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2025	5/5/2025	105.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2025	6/2/2025	95.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2025	7/1/2025	95.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2025	7/7/2025	95.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2025	8/1/2025	95.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2025	8/4/2025	85.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2025	8/25/2025	85.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2025	9/1/2025	85.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2025	10/1/2025	85.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2025	10/6/2025	80.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2025	11/1/2025	80.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2025	12/1/2025	80.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -15% buffer	2025	12/22/2025	80.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2024	1/8/2025	75.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2024	2/1/2025	75.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2024	2/26/2025	75.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2024	3/1/2025	70.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2024	4/1/2025	70.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2024	4/29/2025	70.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2024	5/1/2025	80.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2024	6/3/2025	90.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2024	7/1/2025	80.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2024	7/29/2025	75.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2024	8/1/2025	70.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2024	9/2/2025	70.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2024	10/1/2025	70.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2024	10/7/2025	70.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2024	10/28/2025	75.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2024	11/1/2025	75.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2024	12/2/2025	80.00%	100%	2.10%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2024	12/23/2025	70.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2025	1/1/2025	70.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2025	2/3/2025	75.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2025	3/1/2025	75.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2025	3/31/2025	75.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2025	4/1/2025	75.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2025	5/1/2025	75.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2025	5/5/2025	85.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2025	6/2/2025	80.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2025	7/1/2025	80.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2025	7/7/2025	80.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2025	8/1/2025	80.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2025	8/4/2025	75.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2025	8/25/2025	75.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2025	9/1/2025	75.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2025	10/1/2025	75.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2025	10/6/2025	65.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2025	11/1/2025	65.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2025	12/1/2025	65.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee & -25% buffer	2025	12/22/2025	65.00%	100%	2.10%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2024	1/8/2025	180.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2024	2/1/2025	215.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2024	2/26/2025	No Cap	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2024	3/1/2025	145.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2024	4/1/2025	No Cap	101%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2024	4/29/2025	200.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2024	5/1/2025	No Cap	103%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2024	6/3/2025	No Cap	119%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2024	7/1/2025	No Cap	101%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2024	7/29/2025	190.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2024	8/1/2025	155.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2024	9/2/2025	125.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2024	10/1/2025	125.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2024	10/7/2025	185.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2024	10/28/2025	No Cap	102%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2024	11/1/2025	No Cap	104%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2024	12/2/2025	No Cap	103%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2024	12/23/2025	No Cap	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2025	1/1/2025	135.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2025	2/3/2025	135.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2025	3/1/2025	135.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2025	3/31/2025	155.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2025	4/1/2025	155.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2025	5/1/2025	155.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2025	5/5/2025	No Cap	102%	6.00%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2025	6/2/2025	500.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2025	7/1/2025	500.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2025	7/7/2025	500.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2025	8/1/2025	500.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2025	8/4/2025	150.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2025	8/25/2025	150.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2025	9/1/2025	150.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2025	10/1/2025	150.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2025	10/6/2025	130.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2025	11/1/2025	130.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2025	12/1/2025	130.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -10% buffer	2025	12/22/2025	120.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2024	1/8/2025	140.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2024	2/1/2025	140.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2024	2/26/2025	140.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2024	3/1/2025	125.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2024	4/1/2025	180.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2024	4/29/2025	130.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2024	5/1/2025	190.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2024	6/3/2025	No Cap	115%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2024	7/1/2025	150.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2024	7/29/2025	135.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2024	8/1/2025	125.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2024	9/2/2025	105.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2024	10/1/2025	105.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2024	10/7/2025	125.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2024	10/28/2025	160.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2024	11/1/2025	No Cap	101%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2024	12/2/2025	140.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2024	12/23/2025	140.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2025	1/1/2025	115.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2025	2/3/2025	115.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2025	3/1/2025	115.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2025	3/31/2025	130.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2025	4/1/2025	130.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2025	5/1/2025	130.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2025	5/5/2025	180.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2025	6/2/2025	140.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2025	7/1/2025	140.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2025	7/7/2025	140.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2025	8/1/2025	140.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2025	8/4/2025	120.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2025	8/25/2025	120.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2025	9/1/2025	120.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2025	10/1/2025	120.00%	100%	6.00%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2025	10/6/2025	110.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2025	11/1/2025	110.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2025	12/1/2025	110.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -15% buffer	2025	12/22/2025	105.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2024	1/8/2025	100.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2024	2/1/2025	100.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2024	2/26/2025	105.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2024	3/1/2025	100.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2024	4/1/2025	105.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2024	4/29/2025	100.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2024	5/1/2025	115.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2024	6/3/2025	No Cap	108%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2024	7/1/2025	120.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2024	7/29/2025	110.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2024	8/1/2025	105.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2024	9/2/2025	90.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2024	10/1/2025	95.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2024	10/7/2025	105.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2024	10/28/2025	115.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2024	11/1/2025	125.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2024	12/2/2025	100.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2024	12/23/2025	100.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2025	1/1/2025	90.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2025	2/3/2025	90.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2025	3/1/2025	90.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2025	3/31/2025	100.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2025	4/1/2025	100.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2025	5/1/2025	100.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2025	5/5/2025	115.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2025	6/2/2025	105.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2025	7/1/2025	105.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2025	7/7/2025	105.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2025	8/1/2025	105.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2025	8/4/2025	95.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2025	8/25/2025	95.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2025	9/1/2025	95.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2025	10/1/2025	95.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2025	10/6/2025	85.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2025	11/1/2025	85.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2025	12/1/2025	85.00%	100%	6.00%
6 Year	NASDAQ 100 6 year w/ Annual Fee Plus & -25% buffer	2025	12/22/2025	85.00%	100%	6.00%
6 Year	Russell 2000 1 year w/ -10% buffer	2024	1/8/2025	18.00%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2024	2/1/2025	17.50%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2024	2/26/2025	17.00%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2024	3/1/2025	17.75%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	Russell 2000 1 year w/ -10% buffer	2024	4/1/2025	16.75%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2024	4/29/2025	19.00%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2024	5/1/2025	21.25%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2024	6/3/2025	26.00%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2024	7/1/2025	22.00%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2024	7/29/2025	19.25%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2024	8/1/2025	17.50%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2024	9/2/2025	18.25%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2024	10/1/2025	18.25%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2024	10/7/2025	18.50%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2024	10/28/2025	19.25%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2024	11/1/2025	20.00%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2024	12/2/2025	20.50%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2024	12/23/2025	19.25%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2025	1/1/2025	17.75%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2025	2/3/2025	18.50%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2025	3/1/2025	18.50%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2025	3/31/2025	20.00%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2025	4/1/2025	20.00%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2025	5/1/2025	20.00%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2025	5/5/2025	23.75%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2025	6/2/2025	19.50%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2025	7/1/2025	19.50%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2025	7/7/2025	19.50%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2025	8/1/2025	19.50%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2025	8/4/2025	19.50%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2025	8/25/2025	19.50%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2025	9/1/2025	19.50%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2025	10/1/2025	19.50%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2025	10/6/2025	18.50%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2025	11/1/2025	18.50%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2025	12/1/2025	20.00%	100%	NA
6 Year	Russell 2000 1 year w/ -10% buffer	2025	12/22/2025	19.75%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2024	1/8/2025	57.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2024	2/1/2025	57.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2024	2/26/2025	58.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2024	3/1/2025	59.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2024	4/1/2025	60.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2024	4/29/2025	62.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2024	5/1/2025	73.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2024	6/3/2025	76.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2024	7/1/2025	73.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2024	7/29/2025	66.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2024	8/1/2025	57.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2024	9/2/2025	55.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	Russell 2000 3 year w/ -10% buffer	2024	10/1/2025	58.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2024	10/7/2025	64.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2024	10/28/2025	69.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2024	11/1/2025	85.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2024	12/2/2025	73.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2024	12/23/2025	65.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2025	1/1/2025	53.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2025	2/3/2025	56.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2025	3/1/2025	56.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2025	3/31/2025	63.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2025	4/1/2025	63.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2025	5/1/2025	63.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2025	5/5/2025	90.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2025	6/2/2025	72.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2025	7/1/2025	72.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2025	7/7/2025	68.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2025	8/1/2025	68.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2025	8/4/2025	68.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2025	8/25/2025	68.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2025	9/1/2025	68.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2025	10/1/2025	68.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2025	10/6/2025	59.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2025	11/1/2025	59.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2025	12/1/2025	62.00%	100%	NA
6 Year	Russell 2000 3 year w/ -10% buffer	2025	12/22/2025	58.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2024	1/8/2025	49.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2024	2/1/2025	48.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2024	2/26/2025	48.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2024	3/1/2025	49.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2024	4/1/2025	51.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2024	4/29/2025	52.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2024	5/1/2025	58.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2024	6/3/2025	73.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2024	7/1/2025	59.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2024	7/29/2025	55.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2024	8/1/2025	48.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2024	9/2/2025	47.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2024	10/1/2025	50.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2024	10/7/2025	54.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2024	10/28/2025	57.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2024	11/1/2025	64.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2024	12/2/2025	57.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2024	12/23/2025	52.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2025	1/1/2025	45.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2025	2/3/2025	47.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	Russell 2000 3 year w/ -15% buffer	2025	3/1/2025	47.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2025	3/31/2025	52.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2025	4/1/2025	52.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2025	5/1/2025	52.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2025	5/5/2025	65.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2025	6/2/2025	55.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2025	7/1/2025	55.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2025	7/7/2025	55.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2025	8/1/2025	55.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2025	8/4/2025	54.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2025	8/25/2025	54.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2025	9/1/2025	54.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2025	10/1/2025	54.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2025	10/6/2025	47.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2025	11/1/2025	47.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2025	12/1/2025	51.00%	100%	NA
6 Year	Russell 2000 3 year w/ -15% buffer	2025	12/22/2025	48.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2024	1/8/2025	41.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2024	2/1/2025	40.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2024	2/26/2025	39.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2024	3/1/2025	40.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2024	4/1/2025	41.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2024	4/29/2025	44.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2024	5/1/2025	48.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2024	6/3/2025	57.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2024	7/1/2025	49.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2024	7/29/2025	46.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2024	8/1/2025	42.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2024	9/2/2025	41.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2024	10/1/2025	43.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2024	10/7/2025	46.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2024	10/28/2025	47.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2024	11/1/2025	52.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2024	12/2/2025	48.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2024	12/23/2025	44.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2025	1/1/2025	39.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2025	2/3/2025	41.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2025	3/1/2025	41.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2025	3/31/2025	45.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2025	4/1/2025	45.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2025	5/1/2025	45.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2025	5/5/2025	54.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2025	6/2/2025	47.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2025	7/1/2025	47.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2025	7/7/2025	45.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	Russell 2000 3 year w/ -20% buffer	2025	8/1/2025	45.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2025	8/4/2025	45.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2025	8/25/2025	45.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2025	9/1/2025	45.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2025	10/1/2025	45.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2025	10/6/2025	40.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2025	11/1/2025	40.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2025	12/1/2025	43.00%	100%	NA
6 Year	Russell 2000 3 year w/ -20% buffer	2025	12/22/2025	41.00%	100%	NA
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	1/8/2025	81.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	2/1/2025	101.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	2/26/2025	106.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	3/1/2025	112.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	4/1/2025	No Cap	102%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	4/29/2025	132.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	5/1/2025	No Cap	102%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	6/3/2025	No Cap	104%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	7/1/2025	No Cap	102%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	7/29/2025	No Cap	102%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	8/1/2025	94.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	9/2/2025	84.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	10/1/2025	84.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	10/7/2025	No Cap	101%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	10/28/2025	No Cap	102%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	11/1/2025	No Cap	104%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	12/2/2025	No Cap	102%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	12/23/2025	126.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	1/1/2025	70.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	2/3/2025	74.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	3/1/2025	74.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	3/31/2025	82.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	4/1/2025	82.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	5/1/2025	82.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	5/5/2025	No Cap	102%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	6/2/2025	250.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	7/1/2025	250.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	7/7/2025	250.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	8/1/2025	250.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	8/4/2025	225.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	8/25/2025	225.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	9/1/2025	225.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	10/1/2025	225.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	10/6/2025	80.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	11/1/2025	80.00%	100%	3.00%
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	12/1/2025	84.00%	100%	3.00%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	12/22/2025	80.00%	100%	3.00%
6 Year	Russell 2000 6 year w/ -10% buffer	2024	1/8/2025	110.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2024	2/1/2025	120.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2024	2/26/2025	130.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2024	3/1/2025	110.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2024	4/1/2025	125.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2024	4/29/2025	130.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2024	5/1/2025	245.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2024	6/3/2025	180.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2024	7/1/2025	135.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2024	7/29/2025	125.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2024	8/1/2025	110.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2024	9/2/2025	95.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2024	10/1/2025	100.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2024	10/7/2025	115.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2024	10/28/2025	135.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2024	11/1/2025	185.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2024	12/2/2025	130.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2024	12/23/2025	120.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2025	1/1/2025	95.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2025	2/3/2025	105.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2025	3/1/2025	105.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2025	3/31/2025	115.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2025	4/1/2025	115.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2025	5/1/2025	115.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2025	5/5/2025	155.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2025	6/2/2025	130.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2025	7/1/2025	130.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2025	7/7/2025	130.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2025	8/1/2025	130.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2025	8/4/2025	125.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2025	8/25/2025	125.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2025	9/1/2025	125.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2025	10/1/2025	125.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2025	10/6/2025	100.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2025	11/1/2025	100.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2025	12/1/2025	105.00%	100%	NA
6 Year	Russell 2000 6 year w/ -10% buffer	2025	12/22/2025	100.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2024	1/8/2025	105.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2024	2/1/2025	110.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2024	2/26/2025	120.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2024	3/1/2025	105.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2024	4/1/2025	110.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2024	4/29/2025	95.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2024	5/1/2025	110.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	Russell 2000 6 year w/ -15% buffer	2024	6/3/2025	130.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2024	7/1/2025	110.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2024	7/29/2025	105.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2024	8/1/2025	95.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2024	9/2/2025	85.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2024	10/1/2025	90.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2024	10/7/2025	95.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2024	10/28/2025	100.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2024	11/1/2025	115.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2024	12/2/2025	110.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2024	12/23/2025	100.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2025	1/1/2025	85.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2025	2/3/2025	90.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2025	3/1/2025	90.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2025	3/31/2025	100.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2025	4/1/2025	100.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2025	5/1/2025	100.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2025	5/5/2025	120.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2025	6/2/2025	105.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2025	7/1/2025	105.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2025	7/7/2025	105.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2025	8/1/2025	105.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2025	8/4/2025	100.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2025	8/25/2025	100.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2025	9/1/2025	100.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2025	10/1/2025	100.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2025	10/6/2025	85.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2025	11/1/2025	85.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2025	12/1/2025	90.00%	100%	NA
6 Year	Russell 2000 6 year w/ -15% buffer	2025	12/22/2025	85.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2024	1/8/2025	80.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2024	2/1/2025	80.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2024	2/26/2025	80.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2024	3/1/2025	75.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2024	4/1/2025	80.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2024	4/29/2025	80.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2024	5/1/2025	90.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2024	6/3/2025	100.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2024	7/1/2025	90.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2024	7/29/2025	90.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2024	8/1/2025	80.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2024	9/2/2025	75.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2024	10/1/2025	80.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2024	10/7/2025	85.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2024	10/28/2025	80.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	Russell 2000 6 year w/ -25% buffer	2024	11/1/2025	85.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2024	12/2/2025	90.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2024	12/23/2025	80.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2025	1/1/2025	70.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2025	2/3/2025	75.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2025	3/1/2025	75.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2025	3/31/2025	80.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2025	4/1/2025	80.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2025	5/1/2025	80.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2025	5/5/2025	90.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2025	6/2/2025	80.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2025	7/1/2025	80.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2025	7/7/2025	80.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2025	8/1/2025	80.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2025	8/4/2025	80.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2025	8/25/2025	80.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2025	9/1/2025	80.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2025	10/1/2025	80.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2025	10/6/2025	70.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2025	11/1/2025	70.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2025	12/1/2025	75.00%	100%	NA
6 Year	Russell 2000 6 year w/ -25% buffer	2025	12/22/2025	70.00%	100%	NA
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2024	1/8/2025	170.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2024	2/1/2025	No Cap	103%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2024	2/26/2025	No Cap	102%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2024	3/1/2025	150.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2024	4/1/2025	No Cap	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2024	4/29/2025	150.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2024	5/1/2025	No Cap	101%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2024	6/3/2025	No Cap	108%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2024	7/1/2025	220.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2024	7/29/2025	180.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2024	8/1/2025	140.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2024	9/2/2025	115.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2024	10/1/2025	120.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2024	10/7/2025	165.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2024	10/28/2025	No Cap	101%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2024	11/1/2025	No Cap	104%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2024	12/2/2025	430.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2024	12/23/2025	No Cap	101%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2025	1/1/2025	135.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2025	2/3/2025	135.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2025	3/1/2025	135.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2025	3/31/2025	165.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2025	4/1/2025	165.00%	100%	2.10%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2025	5/1/2025	165.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2025	5/5/2025	500.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2025	6/2/2025	225.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2025	7/1/2025	225.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2025	7/7/2025	225.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2025	8/1/2025	225.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2025	8/4/2025	220.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2025	8/25/2025	220.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2025	9/1/2025	220.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2025	10/1/2025	220.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2025	10/6/2025	130.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2025	11/1/2025	130.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2025	12/1/2025	130.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -10% buffer	2025	12/22/2025	125.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2024	1/8/2025	120.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2024	2/1/2025	155.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2024	2/26/2025	140.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2024	3/1/2025	115.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2024	4/1/2025	135.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2024	4/29/2025	130.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2024	5/1/2025	No Cap	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2024	6/3/2025	No Cap	106%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2024	7/1/2025	150.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2024	7/29/2025	150.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2024	8/1/2025	125.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2024	9/2/2025	110.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2024	10/1/2025	110.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2024	10/7/2025	135.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2024	10/28/2025	175.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2024	11/1/2025	No Cap	101%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2024	12/2/2025	160.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2024	12/23/2025	150.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2025	1/1/2025	110.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2025	2/3/2025	110.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2025	3/1/2025	110.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2025	3/31/2025	130.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2025	4/1/2025	130.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2025	5/1/2025	130.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2025	5/5/2025	175.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2025	6/2/2025	135.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2025	7/1/2025	135.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2025	7/7/2025	135.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2025	8/1/2025	135.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2025	8/4/2025	125.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2025	8/25/2025	125.00%	100%	2.10%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2025	9/1/2025	125.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2025	10/1/2025	125.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2025	10/6/2025	110.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2025	11/1/2025	110.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2025	12/1/2025	110.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -15% buffer	2025	12/22/2025	105.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2024	1/8/2025	90.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2024	2/1/2025	95.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2024	2/26/2025	95.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2024	3/1/2025	85.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2024	4/1/2025	95.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2024	4/29/2025	95.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2024	5/1/2025	110.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2024	6/3/2025	145.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2024	7/1/2025	105.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2024	7/29/2025	105.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2024	8/1/2025	95.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2024	9/2/2025	90.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2024	10/1/2025	90.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2024	10/7/2025	95.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2024	10/28/2025	110.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2024	11/1/2025	125.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2024	12/2/2025	100.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2024	12/23/2025	100.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2025	1/1/2025	85.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2025	2/3/2025	85.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2025	3/1/2025	85.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2025	3/31/2025	95.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2025	4/1/2025	95.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2025	5/1/2025	95.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2025	5/5/2025	110.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2025	6/2/2025	100.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2025	7/1/2025	100.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2025	7/7/2025	100.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2025	8/1/2025	100.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2025	8/4/2025	95.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2025	8/25/2025	95.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2025	9/1/2025	95.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2025	10/1/2025	95.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2025	10/6/2025	85.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2025	11/1/2025	85.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2025	12/1/2025	85.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee & -25% buffer	2025	12/22/2025	80.00%	100%	2.10%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2024	1/8/2025	No Cap	109%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2024	2/1/2025	No Cap	111%	6.00%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2024	2/26/2025	No Cap	113%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2024	3/1/2025	No Cap	110%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2024	4/1/2025	No Cap	111%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2024	4/29/2025	No Cap	109%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2024	5/1/2025	No Cap	113%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2024	6/3/2025	No Cap	116%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2024	7/1/2025	No Cap	110%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2024	7/29/2025	No Cap	110%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2024	8/1/2025	No Cap	107%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2024	9/2/2025	No Cap	102%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2024	10/1/2025	No Cap	104%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2024	10/7/2025	No Cap	110%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2024	10/28/2025	No Cap	113%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2024	11/1/2025	No Cap	114%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2024	12/2/2025	No Cap	110%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2024	12/23/2025	No Cap	111%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2025	1/1/2025	No Cap	106%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2025	2/3/2025	No Cap	106%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2025	3/1/2025	No Cap	106%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2025	3/31/2025	No Cap	109%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2025	4/1/2025	No Cap	109%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2025	5/1/2025	No Cap	109%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2025	5/5/2025	No Cap	113%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2025	6/2/2025	No Cap	110%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2025	7/1/2025	No Cap	110%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2025	7/7/2025	No Cap	110%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2025	8/1/2025	No Cap	110%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2025	8/4/2025	No Cap	109%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2025	8/25/2025	No Cap	109%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2025	9/1/2025	No Cap	109%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2025	10/1/2025	No Cap	109%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2025	10/6/2025	No Cap	106%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2025	11/1/2025	No Cap	106%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2025	12/1/2025	No Cap	106%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -10% buffer	2025	12/22/2025	No Cap	103%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2024	1/8/2025	No Cap	106%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2024	2/1/2025	No Cap	108%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2024	2/26/2025	No Cap	109%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2024	3/1/2025	No Cap	105%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2024	4/1/2025	No Cap	110%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2024	4/29/2025	No Cap	105%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2024	5/1/2025	No Cap	110%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2024	6/3/2025	No Cap	112%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2024	7/1/2025	No Cap	107%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2024	7/29/2025	No Cap	106%	6.00%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2024	8/1/2025	No Cap	104%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2024	9/2/2025	150.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2024	10/1/2025	No Cap	101%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2024	10/7/2025	No Cap	106%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2024	10/28/2025	No Cap	109%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2024	11/1/2025	No Cap	112%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2024	12/2/2025	No Cap	108%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2024	12/23/2025	No Cap	107%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2025	1/1/2025	No Cap	102%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2025	2/3/2025	No Cap	102%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2025	3/1/2025	No Cap	102%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2025	3/31/2025	No Cap	105%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2025	4/1/2025	No Cap	105%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2025	5/1/2025	No Cap	105%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2025	5/5/2025	No Cap	109%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2025	6/2/2025	No Cap	107%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2025	7/1/2025	No Cap	107%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2025	7/7/2025	No Cap	107%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2025	8/1/2025	No Cap	107%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2025	8/4/2025	No Cap	105%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2025	8/25/2025	No Cap	105%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2025	9/1/2025	No Cap	105%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2025	10/1/2025	No Cap	105%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2025	10/6/2025	No Cap	102%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2025	11/1/2025	No Cap	102%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2025	12/1/2025	No Cap	102%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -15% buffer	2025	12/22/2025	No Cap	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2024	1/8/2025	165.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2024	2/1/2025	235.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2024	2/26/2025	No Cap	101%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2024	3/1/2025	175.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2024	4/1/2025	No Cap	101%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2024	4/29/2025	205.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2024	5/1/2025	No Cap	103%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2024	6/3/2025	No Cap	106%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2024	7/1/2025	No Cap	101%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2024	7/29/2025	No Cap	101%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2024	8/1/2025	170.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2024	9/2/2025	120.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2024	10/1/2025	135.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2024	10/7/2025	210.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2024	10/28/2025	No Cap	102%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2024	11/1/2025	No Cap	106%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2024	12/2/2025	No Cap	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2024	12/23/2025	No Cap	101%	6.00%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2025	1/1/2025	135.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2025	2/3/2025	135.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2025	3/1/2025	135.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2025	3/31/2025	160.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2025	4/1/2025	160.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2025	5/1/2025	160.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2025	5/5/2025	225.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2025	6/2/2025	200.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2025	7/1/2025	200.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2025	7/7/2025	200.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2025	8/1/2025	200.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2025	8/4/2025	175.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2025	8/25/2025	175.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2025	9/1/2025	175.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2025	10/1/2025	175.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2025	10/6/2025	125.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2025	11/1/2025	125.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2025	12/1/2025	125.00%	100%	6.00%
6 Year	Russell 2000 6 year w/ Annual Fee Plus & -25% buffer	2025	12/22/2025	120.00%	100%	6.00%
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	1/8/2025	16.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	2/1/2025	14.50%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	2/26/2025	15.50%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	3/1/2025	16.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	4/1/2025	16.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	4/29/2025	17.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	5/1/2025	20.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	6/3/2025	18.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	7/1/2025	22.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	7/29/2025	18.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	8/1/2025	14.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	9/2/2025	15.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	10/1/2025	15.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	10/7/2025	15.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	10/28/2025	15.50%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	11/1/2025	15.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	12/2/2025	18.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	12/23/2025	16.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	1/1/2025	14.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	2/3/2025	15.50%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	3/1/2025	15.50%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	3/31/2025	16.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	4/1/2025	16.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	5/1/2025	16.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	5/5/2025	25.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	6/2/2025	18.75%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	7/1/2025	18.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	7/7/2025	18.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	8/1/2025	18.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	8/4/2025	18.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	8/25/2025	18.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	9/1/2025	18.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	10/1/2025	18.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	10/6/2025	15.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	11/1/2025	15.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	12/1/2025	18.50%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	12/22/2025	18.50%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	1/8/2025	8.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	2/1/2025	8.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	2/26/2025	8.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	3/1/2025	9.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	4/1/2025	9.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	4/29/2025	8.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	5/1/2025	9.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	6/3/2025	15.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	7/1/2025	11.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	7/29/2025	9.50%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	8/1/2025	8.50%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	9/2/2025	8.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	10/1/2025	7.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	10/7/2025	7.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	10/28/2025	7.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	11/1/2025	8.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	12/2/2025	9.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	12/23/2025	8.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	1/1/2025	7.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	2/3/2025	8.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	3/1/2025	8.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	3/31/2025	8.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	4/1/2025	8.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	5/1/2025	8.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	5/5/2025	11.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	6/2/2025	9.50%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	7/1/2025	9.50%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	7/7/2025	9.50%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	8/1/2025	9.50%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	8/4/2025	9.50%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	8/25/2025	8.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	9/1/2025	8.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	10/1/2025	8.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	10/6/2025	7.50%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	11/1/2025	7.50%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	12/1/2025	8.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	12/22/2025	8.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	1/8/2025	4.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	2/1/2025	3.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	2/26/2025	4.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	3/1/2025	4.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	4/1/2025	4.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	4/29/2025	4.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	5/1/2025	5.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	6/3/2025	7.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	7/1/2025	5.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	7/29/2025	4.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	8/1/2025	4.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	9/2/2025	4.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	10/1/2025	4.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	10/7/2025	4.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	10/28/2025	3.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	11/1/2025	4.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	12/2/2025	4.50%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	12/23/2025	3.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	1/1/2025	3.50%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	2/3/2025	4.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	3/1/2025	4.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	3/31/2025	4.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	4/1/2025	4.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	5/1/2025	4.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	5/5/2025	5.50%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	6/2/2025	4.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	7/1/2025	4.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	7/7/2025	4.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	8/1/2025	4.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	8/4/2025	4.75%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	8/25/2025	4.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	9/1/2025	4.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	10/1/2025	4.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	10/6/2025	3.50%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	11/1/2025	3.50%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	12/1/2025	4.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	12/22/2025	4.25%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	1/8/2025	9.35%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	2/1/2025	9.35%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	2/26/2025	9.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	3/1/2025	9.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	4/1/2025	9.20%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	4/29/2025	9.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	5/1/2025	11.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	6/3/2025	13.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	7/1/2025	10.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	7/29/2025	10.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	8/1/2025	9.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	9/2/2025	9.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	10/1/2025	8.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	10/7/2025	8.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	10/28/2025	9.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	11/1/2025	9.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	12/2/2025	9.95%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	12/23/2025	9.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	1/1/2025	8.95%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	2/3/2025	9.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	3/1/2025	9.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	3/31/2025	10.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	4/1/2025	10.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	5/1/2025	10.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	5/5/2025	12.75%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	6/2/2025	10.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	7/1/2025	10.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	7/7/2025	10.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	8/1/2025	10.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	8/4/2025	10.00%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	8/25/2025	9.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	9/1/2025	9.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	10/1/2025	9.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	10/6/2025	9.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	11/1/2025	9.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	12/1/2025	10.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	12/22/2025	10.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	1/8/2025	7.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	2/1/2025	7.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	2/26/2025	7.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	3/1/2025	7.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	4/1/2025	7.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	4/29/2025	8.00%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	5/1/2025	8.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	6/3/2025	10.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	7/1/2025	8.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	7/29/2025	8.20%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	8/1/2025	7.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	9/2/2025	7.20%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	10/1/2025	7.20%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	10/7/2025	7.00%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	10/28/2025	7.35%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	11/1/2025	7.95%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	12/2/2025	8.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	12/23/2025	7.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	1/1/2025	7.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	2/3/2025	7.55%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	3/1/2025	7.55%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	3/31/2025	8.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	4/1/2025	8.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	5/1/2025	8.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	5/5/2025	10.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	6/2/2025	8.35%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	7/1/2025	8.35%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	7/7/2025	8.35%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	8/1/2025	8.35%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	8/4/2025	8.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	8/25/2025	7.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	9/1/2025	7.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	10/1/2025	7.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	10/6/2025	7.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	11/1/2025	7.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	12/1/2025	8.55%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	12/22/2025	8.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	1/8/2025	6.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	2/1/2025	6.20%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	2/26/2025	6.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	3/1/2025	6.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	4/1/2025	6.35%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	4/29/2025	6.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	5/1/2025	7.35%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	6/3/2025	9.00%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	7/1/2025	7.00%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	7/29/2025	6.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	8/1/2025	6.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	9/2/2025	6.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	10/1/2025	5.95%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	10/7/2025	5.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	10/28/2025	6.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	11/1/2025	6.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	12/2/2025	6.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	12/23/2025	6.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	1/1/2025	6.00%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	2/3/2025	6.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	3/1/2025	6.30%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	3/31/2025	6.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	4/1/2025	6.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	5/1/2025	6.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	5/5/2025	8.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	6/2/2025	6.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	7/1/2025	6.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	7/7/2025	6.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	8/1/2025	6.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	8/4/2025	6.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	8/25/2025	6.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	9/1/2025	6.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	10/1/2025	6.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	10/6/2025	6.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	11/1/2025	6.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	12/1/2025	6.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	12/22/2025	6.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	1/8/2025	7.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	2/1/2025	6.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	2/26/2025	6.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	3/1/2025	6.75%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	4/1/2025	6.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	4/29/2025	7.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	5/1/2025	7.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	6/3/2025	10.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	7/1/2025	7.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	7/29/2025	7.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	8/1/2025	5.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	9/2/2025	6.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	10/1/2025	6.55%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	10/7/2025	6.55%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	10/28/2025	6.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	11/1/2025	7.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	12/2/2025	7.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	12/23/2025	6.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	1/1/2025	6.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	2/3/2025	6.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	3/1/2025	6.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	3/31/2025	7.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	4/1/2025	7.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	5/1/2025	7.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	5/5/2025	9.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	6/2/2025	7.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	7/1/2025	7.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	7/7/2025	7.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	8/1/2025	7.80%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	8/4/2025	7.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	8/25/2025	7.35%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	9/1/2025	7.35%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	10/1/2025	7.35%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	10/6/2025	6.95%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	11/1/2025	6.95%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	12/1/2025	8.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	12/22/2025	7.75%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	1/8/2025	6.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	2/1/2025	7.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	2/26/2025	7.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	3/1/2025	7.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	4/1/2025	6.95%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	4/29/2025	7.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	5/1/2025	8.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	6/3/2025	9.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	7/1/2025	8.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	7/29/2025	7.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	8/1/2025	7.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	9/2/2025	7.00%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	10/1/2025	6.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	10/7/2025	6.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	10/28/2025	7.00%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	11/1/2025	7.20%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	12/2/2025	7.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	12/23/2025	7.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	1/1/2025	6.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	2/3/2025	7.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	3/1/2025	7.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	3/31/2025	7.55%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	4/1/2025	7.55%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	5/1/2025	7.55%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	5/5/2025	9.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	6/2/2025	7.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	7/1/2025	7.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	7/7/2025	7.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	8/1/2025	7.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	8/4/2025	7.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	8/25/2025	7.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	9/1/2025	7.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	10/1/2025	7.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	10/6/2025	7.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	11/1/2025	7.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	12/1/2025	7.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	12/22/2025	7.65%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	1/8/2025	6.00%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	2/1/2025	6.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	2/26/2025	6.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	3/1/2025	6.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	4/1/2025	6.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	4/29/2025	6.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	5/1/2025	6.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	6/3/2025	8.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	7/1/2025	7.20%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	7/29/2025	6.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	8/1/2025	6.20%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	9/2/2025	5.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	10/1/2025	5.95%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	10/7/2025	5.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	10/28/2025	6.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	11/1/2025	6.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	12/2/2025	6.55%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	12/23/2025	6.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	1/1/2025	5.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	2/3/2025	6.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	3/1/2025	6.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	3/31/2025	6.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	4/1/2025	6.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	5/1/2025	6.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	5/5/2025	7.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	6/2/2025	6.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	7/1/2025	6.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	7/7/2025	6.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	8/1/2025	6.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	8/4/2025	6.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	8/25/2025	6.35%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	9/1/2025	6.35%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	10/1/2025	6.35%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	10/6/2025	6.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	11/1/2025	6.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	12/1/2025	6.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	12/22/2025	6.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	1/8/2025	5.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	2/1/2025	5.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	2/26/2025	5.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	3/1/2025	5.55%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	4/1/2025	5.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	4/29/2025	5.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	5/1/2025	6.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	6/3/2025	7.25%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	7/1/2025	6.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	7/29/2025	5.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	8/1/2025	5.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	9/2/2025	5.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	10/1/2025	5.20%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	10/7/2025	5.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	10/28/2025	5.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	11/1/2025	5.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	12/2/2025	5.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	12/23/2025	5.35%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	1/1/2025	5.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	2/3/2025	5.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	3/1/2025	5.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	3/31/2025	5.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	4/1/2025	5.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	5/1/2025	5.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	5/5/2025	6.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	6/2/2025	5.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	7/1/2025	5.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	7/7/2025	5.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	8/1/2025	5.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	8/4/2025	5.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	8/25/2025	5.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	9/1/2025	5.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	10/1/2025	5.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	10/6/2025	5.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	11/1/2025	5.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	12/1/2025	5.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	12/22/2025	5.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	1/8/2025	4.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	2/1/2025	4.75%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	2/26/2025	4.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	3/1/2025	4.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	4/1/2025	4.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	4/29/2025	5.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	5/1/2025	5.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	6/3/2025	6.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	7/1/2025	5.35%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	7/29/2025	5.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	8/1/2025	4.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	9/2/2025	4.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	10/1/2025	4.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	10/7/2025	4.55%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	10/28/2025	4.55%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	11/1/2025	4.65%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	12/2/2025	4.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	12/23/2025	4.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	1/1/2025	4.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	2/3/2025	4.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	3/1/2025	4.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	3/31/2025	4.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	4/1/2025	4.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	5/1/2025	4.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	5/5/2025	5.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	6/2/2025	5.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	7/1/2025	5.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	7/7/2025	5.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	8/1/2025	5.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	8/4/2025	4.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	8/25/2025	4.75%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	9/1/2025	4.75%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	10/1/2025	4.75%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	10/6/2025	4.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	11/1/2025	4.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	12/1/2025	4.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	12/22/2025	4.75%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	1/8/2025	17.75%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	2/1/2025	18.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	2/26/2025	18.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	3/1/2025	18.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	4/1/2025	18.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	4/29/2025	18.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	5/1/2025	20.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	6/3/2025	24.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	7/1/2025	20.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	7/29/2025	19.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	8/1/2025	18.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	9/2/2025	17.55%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	10/1/2025	17.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	10/7/2025	17.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	10/28/2025	17.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	11/1/2025	18.55%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	12/2/2025	18.95%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	12/23/2025	17.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	1/1/2025	17.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	2/3/2025	18.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	3/1/2025	18.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	3/31/2025	19.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	4/1/2025	19.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	5/1/2025	19.10%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	5/5/2025	23.35%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	6/2/2025	19.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	7/1/2025	19.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	7/7/2025	19.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	8/1/2025	19.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	8/4/2025	19.00%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	8/25/2025	18.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	9/1/2025	18.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	10/1/2025	18.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	10/6/2025	18.00%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	11/1/2025	18.00%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	12/1/2025	19.75%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	12/22/2025	19.20%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	1/8/2025	15.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	2/1/2025	15.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	2/26/2025	15.55%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	3/1/2025	15.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	4/1/2025	15.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	4/29/2025	16.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	5/1/2025	17.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	6/3/2025	20.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	7/1/2025	17.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	7/29/2025	16.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	8/1/2025	16.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	9/2/2025	14.75%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	10/1/2025	14.95%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	10/7/2025	15.20%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	10/28/2025	15.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	11/1/2025	15.95%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	12/2/2025	16.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	12/23/2025	15.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	1/1/2025	14.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	2/3/2025	15.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	3/1/2025	15.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	3/31/2025	16.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	4/1/2025	16.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	5/1/2025	16.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	5/5/2025	19.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	6/2/2025	16.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	7/1/2025	16.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	7/7/2025	16.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	8/1/2025	16.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	8/4/2025	16.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	8/25/2025	15.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	9/1/2025	15.85%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	10/1/2025	15.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	10/6/2025	15.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	11/1/2025	15.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	12/1/2025	16.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	12/22/2025	16.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	1/8/2025	13.20%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	2/1/2025	13.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	2/26/2025	13.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	3/1/2025	13.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	4/1/2025	13.35%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	4/29/2025	14.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	5/1/2025	15.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	6/3/2025	17.95%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	7/1/2025	15.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	7/29/2025	14.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	8/1/2025	13.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	9/2/2025	13.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	10/1/2025	13.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	10/7/2025	13.00%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	10/28/2025	13.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	11/1/2025	13.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	12/2/2025	13.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	12/23/2025	13.00%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	1/1/2025	12.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	2/3/2025	13.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	3/1/2025	13.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	3/31/2025	13.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	4/1/2025	13.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	5/1/2025	13.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	5/5/2025	16.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	6/2/2025	14.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	7/1/2025	14.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	7/7/2025	14.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	8/1/2025	14.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	8/4/2025	13.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	8/25/2025	13.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	9/1/2025	13.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	10/1/2025	13.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	10/6/2025	12.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	11/1/2025	12.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	12/1/2025	14.00%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	12/22/2025	13.75%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	1/8/2025	No Cap	106%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	2/1/2025	No Cap	107%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	2/26/2025	No Cap	109%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	3/1/2025	No Cap	105%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	4/1/2025	No Cap	111%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	4/29/2025	No Cap	113%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	5/1/2025	No Cap	118%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	6/3/2025	No Cap	118%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	7/1/2025	No Cap	115%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	7/29/2025	No Cap	112%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	8/1/2025	No Cap	108%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	9/2/2025	No Cap	103%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	10/1/2025	No Cap	106%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	10/7/2025	No Cap	112%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	10/28/2025	No Cap	112%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	11/1/2025	No Cap	115%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	12/2/2025	No Cap	110%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	12/23/2025	No Cap	110%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	1/1/2025	No Cap	106%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	2/3/2025	No Cap	109%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	3/1/2025	No Cap	109%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	3/31/2025	No Cap	111%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	4/1/2025	No Cap	111%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	5/1/2025	No Cap	111%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	5/5/2025	No Cap	117%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	6/2/2025	No Cap	112%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	7/1/2025	No Cap	112%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	7/7/2025	No Cap	112%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	8/1/2025	No Cap	112%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	8/4/2025	No Cap	112%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	8/25/2025	No Cap	109%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	9/1/2025	No Cap	109%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	10/1/2025	No Cap	109%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	10/6/2025	No Cap	104%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	11/1/2025	No Cap	104%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	12/1/2025	No Cap	104%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	12/22/2025	No Cap	103%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	1/8/2025	58.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	2/1/2025	65.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	2/26/2025	No Cap	101%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	3/1/2025	No Cap	103%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	4/1/2025	No Cap	105%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	4/29/2025	No Cap	106%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	5/1/2025	No Cap	110%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	6/3/2025	No Cap	113%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	7/1/2025	No Cap	107%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	7/29/2025	No Cap	105%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	8/1/2025	69.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	9/2/2025	56.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	10/1/2025	64.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	10/7/2025	No Cap	103%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	10/28/2025	No Cap	104%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	11/1/2025	No Cap	108%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	12/2/2025	No Cap	103%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	12/23/2025	No Cap	101%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	1/1/2025	45.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	2/3/2025	54.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	3/1/2025	54.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	3/31/2025	58.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	4/1/2025	58.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	5/1/2025	58.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	5/5/2025	No Cap	108%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	6/2/2025	No Cap	103%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	7/1/2025	No Cap	103%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	7/7/2025	No Cap	103%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	8/1/2025	No Cap	103%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	8/4/2025	No Cap	103%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	8/25/2025	No Cap	101%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	9/1/2025	No Cap	101%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	10/1/2025	No Cap	101%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	10/6/2025	225.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	11/1/2025	225.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	12/1/2025	250.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	12/22/2025	110.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	1/8/2025	36.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	2/1/2025	37.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	2/26/2025	37.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	3/1/2025	40.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	4/1/2025	42.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	4/29/2025	43.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	5/1/2025	49.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	6/3/2025	No Cap	104%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	7/1/2025	51.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	7/29/2025	47.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	8/1/2025	40.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	9/2/2025	35.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	10/1/2025	38.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	10/7/2025	42.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	10/28/2025	44.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	11/1/2025	49.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	12/2/2025	43.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	12/23/2025	36.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	1/1/2025	31.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	2/3/2025	35.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	3/1/2025	35.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	3/31/2025	38.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	4/1/2025	38.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	5/1/2025	38.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	5/5/2025	60.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	6/2/2025	42.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	7/1/2025	42.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	7/7/2025	42.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	8/1/2025	42.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	8/4/2025	42.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	8/25/2025	40.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	9/1/2025	40.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	10/1/2025	40.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	10/6/2025	33.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	11/1/2025	33.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	12/1/2025	36.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	12/22/2025	35.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	1/8/2025	27.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	2/1/2025	26.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	2/26/2025	25.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	3/1/2025	26.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	4/1/2025	27.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	4/29/2025	29.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	5/1/2025	32.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	6/3/2025	44.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	7/1/2025	34.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	7/29/2025	32.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	8/1/2025	28.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	9/2/2025	27.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	10/1/2025	27.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	10/7/2025	29.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	10/28/2025	29.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	11/1/2025	31.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	12/2/2025	31.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	12/23/2025	25.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	1/1/2025	23.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	2/3/2025	26.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	3/1/2025	26.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	3/31/2025	27.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	4/1/2025	27.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	5/1/2025	27.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	5/5/2025	37.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	6/2/2025	30.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	7/1/2025	30.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	7/7/2025	30.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	8/1/2025	30.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	8/4/2025	30.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	8/25/2025	28.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	9/1/2025	28.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	10/1/2025	28.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	10/6/2025	23.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	11/1/2025	23.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	12/1/2025	26.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	12/22/2025	25.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	1/8/2025	25.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	2/1/2025	26.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	2/26/2025	26.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	3/1/2025	26.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	4/1/2025	26.55%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	4/29/2025	27.55%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	5/1/2025	29.45%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	6/3/2025	34.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	7/1/2025	29.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	7/29/2025	28.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	8/1/2025	25.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	9/2/2025	25.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	10/1/2025	25.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	10/7/2025	26.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	10/28/2025	26.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	11/1/2025	27.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	12/2/2025	27.55%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	12/23/2025	26.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	1/1/2025	25.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	2/3/2025	26.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	3/1/2025	26.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	3/31/2025	27.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	4/1/2025	27.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	5/1/2025	27.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	5/5/2025	32.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	6/2/2025	27.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	7/1/2025	27.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	7/7/2025	27.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	8/1/2025	27.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	8/4/2025	27.00%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	8/25/2025	26.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	9/1/2025	26.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	10/1/2025	26.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	10/6/2025	25.60%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	11/1/2025	25.60%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	12/1/2025	27.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	12/22/2025	26.75%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	1/8/2025	22.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	2/1/2025	22.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	2/26/2025	23.00%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	3/1/2025	23.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	4/1/2025	23.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	4/29/2025	24.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	5/1/2025	25.55%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	6/3/2025	29.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	7/1/2025	25.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	7/29/2025	25.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	8/1/2025	22.95%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	9/2/2025	22.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	10/1/2025	22.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	10/7/2025	23.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	10/28/2025	23.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	11/1/2025	23.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	12/2/2025	23.85%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	12/23/2025	22.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	1/1/2025	21.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	2/3/2025	22.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	3/1/2025	22.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	3/31/2025	23.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	4/1/2025	23.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	5/1/2025	23.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	5/5/2025	28.00%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	6/2/2025	23.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	7/1/2025	23.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	7/7/2025	23.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	8/1/2025	23.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	8/4/2025	23.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	8/25/2025	23.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	9/1/2025	23.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	10/1/2025	23.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	10/6/2025	22.00%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	11/1/2025	22.00%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	12/1/2025	23.70%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	12/22/2025	23.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	1/8/2025	20.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	2/1/2025	20.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	2/26/2025	20.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	3/1/2025	20.80%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	4/1/2025	20.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	4/29/2025	21.35%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	5/1/2025	22.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	6/3/2025	26.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	7/1/2025	22.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	7/29/2025	22.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	8/1/2025	20.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	9/2/2025	20.05%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	10/1/2025	20.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	10/7/2025	19.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	10/28/2025	20.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	11/1/2025	21.10%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	12/2/2025	21.15%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	12/23/2025	19.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	1/1/2025	19.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	2/3/2025	20.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	3/1/2025	20.25%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	3/31/2025	20.75%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	4/1/2025	20.75%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	5/1/2025	20.75%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	5/5/2025	24.40%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	6/2/2025	20.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	7/1/2025	20.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	7/7/2025	20.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	8/1/2025	20.90%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	8/4/2025	20.50%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	8/25/2025	20.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	9/1/2025	20.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	10/1/2025	20.30%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	10/6/2025	19.20%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	11/1/2025	19.20%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	12/1/2025	20.65%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	12/22/2025	20.35%	NA	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2024	1/8/2025	No Cap	107%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2024	2/1/2025	No Cap	108%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2024	2/26/2025	No Cap	110%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2024	3/1/2025	No Cap	106%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2024	4/1/2025	No Cap	112%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2024	4/29/2025	No Cap	114%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2024	5/1/2025	No Cap	120%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2024	6/3/2025	No Cap	121%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2024	7/1/2025	No Cap	116%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2024	7/29/2025	No Cap	113%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2024	8/1/2025	No Cap	109%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2024	9/2/2025	No Cap	104%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2024	10/1/2025	No Cap	107%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2024	10/7/2025	No Cap	113%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2024	10/28/2025	No Cap	113%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2024	11/1/2025	No Cap	116%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2024	12/2/2025	No Cap	111%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2024	12/23/2025	No Cap	111%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2025	1/1/2025	No Cap	105%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2025	2/3/2025	No Cap	107%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2025	3/1/2025	No Cap	107%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2025	3/31/2025	No Cap	111%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2025	4/1/2025	No Cap	111%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2025	5/1/2025	No Cap	111%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2025	5/5/2025	No Cap	118%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2025	6/2/2025	No Cap	112%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2025	7/1/2025	No Cap	112%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2025	7/7/2025	No Cap	112%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2025	8/1/2025	No Cap	112%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2025	8/4/2025	No Cap	110%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2025	8/25/2025	No Cap	110%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2025	9/1/2025	No Cap	110%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2025	10/1/2025	No Cap	110%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2025	10/6/2025	No Cap	105%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2025	11/1/2025	No Cap	105%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2025	12/1/2025	No Cap	105%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -10% buffer	2025	12/22/2025	No Cap	105%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2024	1/8/2025	No Cap	104%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2024	2/1/2025	No Cap	105%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2024	2/26/2025	No Cap	106%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2024	3/1/2025	No Cap	104%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2024	4/1/2025	No Cap	106%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2024	4/29/2025	No Cap	107%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2024	5/1/2025	No Cap	112%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2024	6/3/2025	No Cap	114%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2024	7/1/2025	No Cap	108%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2024	7/29/2025	No Cap	106%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2024	8/1/2025	No Cap	103%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2024	9/2/2025	105.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2024	10/1/2025	200.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2024	10/7/2025	No Cap	106%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2024	10/28/2025	No Cap	105%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2024	11/1/2025	No Cap	109%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2024	12/2/2025	No Cap	104%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2024	12/23/2025	No Cap	105%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2025	1/1/2025	200.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2025	2/3/2025	225.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2025	3/1/2025	225.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2025	3/31/2025	275.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2025	4/1/2025	275.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2025	5/1/2025	275.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2025	5/5/2025	No Cap	109%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2025	6/2/2025	No Cap	105%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2025	7/1/2025	No Cap	105%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2025	7/7/2025	No Cap	105%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2025	8/1/2025	No Cap	105%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2025	8/4/2025	No Cap	102%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2025	8/25/2025	No Cap	102%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2025	9/1/2025	No Cap	102%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2025	10/1/2025	No Cap	102%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2025	10/6/2025	300.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2025	11/1/2025	300.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2025	12/1/2025	300.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -15% buffer	2025	12/22/2025	175.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2024	1/8/2025	70.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2024	2/1/2025	70.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2024	2/26/2025	75.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2024	3/1/2025	75.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2024	4/1/2025	80.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2024	4/29/2025	80.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2024	5/1/2025	100.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2024	6/3/2025	140.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2024	7/1/2025	90.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2024	7/29/2025	85.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2024	8/1/2025	75.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2024	9/2/2025	65.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2024	10/1/2025	70.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2024	10/7/2025	75.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2024	10/28/2025	70.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2024	11/1/2025	75.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2024	12/2/2025	70.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2024	12/23/2025	65.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2025	1/1/2025	60.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2025	2/3/2025	65.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2025	3/1/2025	65.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2025	3/31/2025	70.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2025	4/1/2025	70.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2025	5/1/2025	70.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2025	5/5/2025	95.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2025	6/2/2025	75.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2025	7/1/2025	75.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2025	7/7/2025	75.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2025	8/1/2025	75.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2025	8/4/2025	70.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2025	8/25/2025	70.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2025	9/1/2025	70.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2025	10/1/2025	70.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2025	10/6/2025	55.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2025	11/1/2025	55.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2025	12/1/2025	60.00%	100%	NA
6 Year	S&P 500 /Russell 2000 (Lesser of) 6 year Dual Directional w/ -25% buffer	2025	12/22/2025	60.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	1/8/2025	9.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	2/1/2025	9.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	2/26/2025	9.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	3/1/2025	10.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	4/1/2025	9.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	4/29/2025	10.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	5/1/2025	11.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	6/3/2025	15.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	7/1/2025	12.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	7/29/2025	11.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	8/1/2025	9.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	9/2/2025	10.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	10/1/2025	9.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	10/7/2025	9.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	10/28/2025	9.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	11/1/2025	10.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	12/2/2025	11.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	12/23/2025	10.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	1/1/2025	9.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	2/3/2025	10.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	3/1/2025	10.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	3/31/2025	10.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	4/1/2025	10.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	5/1/2025	10.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	5/5/2025	14.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	6/2/2025	11.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	7/1/2025	11.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	7/7/2025	11.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	8/1/2025	11.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	8/4/2025	10.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	8/25/2025	10.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	9/1/2025	10.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	10/1/2025	10.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	10/6/2025	9.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	11/1/2025	9.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	12/1/2025	11.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	12/22/2025	11.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	1/8/2025	6.75%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	2/1/2025	7.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	2/26/2025	7.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	3/1/2025	7.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	4/1/2025	7.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	4/29/2025	8.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	5/1/2025	8.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	6/3/2025	10.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	7/1/2025	8.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	7/29/2025	8.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	8/1/2025	6.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	9/2/2025	7.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	10/1/2025	7.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	10/7/2025	7.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	10/28/2025	7.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	11/1/2025	7.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	12/2/2025	8.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	12/23/2025	7.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	1/1/2025	6.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	2/3/2025	7.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	3/1/2025	7.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	3/31/2025	7.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	4/1/2025	7.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	5/1/2025	7.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	5/5/2025	10.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	6/2/2025	8.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	7/1/2025	8.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	7/7/2025	8.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	8/1/2025	8.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	8/4/2025	8.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	8/25/2025	8.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	9/1/2025	8.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	10/1/2025	8.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	10/6/2025	7.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	11/1/2025	7.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	12/1/2025	8.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	12/22/2025	8.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	1/8/2025	4.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	2/1/2025	5.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	2/26/2025	5.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	3/1/2025	5.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	4/1/2025	5.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	4/29/2025	6.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	5/1/2025	6.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	6/3/2025	7.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	7/1/2025	6.25%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	7/29/2025	5.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	8/1/2025	5.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	9/2/2025	5.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	10/1/2025	5.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	10/7/2025	5.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	10/28/2025	5.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	11/1/2025	5.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	12/2/2025	6.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	12/23/2025	5.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	1/1/2025	4.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	2/3/2025	5.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	3/1/2025	5.50%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	3/31/2025	5.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	4/1/2025	5.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	5/1/2025	5.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	5/5/2025	7.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	6/2/2025	6.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	7/1/2025	6.25%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	7/7/2025	6.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	8/1/2025	6.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	8/4/2025	6.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	8/25/2025	5.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	9/1/2025	5.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	10/1/2025	5.75%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	10/6/2025	5.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	11/1/2025	5.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	12/1/2025	6.00%	100%	NA
6 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	12/22/2025	5.50%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2024	1/8/2025	14.50%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2024	2/1/2025	14.00%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2024	2/26/2025	14.00%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2024	3/1/2025	15.00%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2024	4/1/2025	13.50%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2024	4/29/2025	14.25%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2024	5/1/2025	15.00%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2024	6/3/2025	18.50%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2024	7/1/2025	16.25%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2024	7/29/2025	15.00%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2024	8/1/2025	12.50%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2024	9/2/2025	13.75%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2024	10/1/2025	13.25%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2024	10/7/2025	13.50%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2024	10/28/2025	13.50%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2024	11/1/2025	13.50%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2024	12/2/2025	14.75%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 1 year w/ -10% buffer	2024	12/23/2025	13.50%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2025	1/1/2025	12.00%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2025	2/3/2025	12.50%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2025	3/1/2025	12.50%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2025	3/31/2025	13.00%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2025	4/1/2025	13.00%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2025	5/1/2025	13.00%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2025	5/5/2025	18.00%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2025	6/2/2025	14.25%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2025	7/1/2025	14.25%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2025	7/7/2025	13.50%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2025	8/1/2025	13.50%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2025	8/4/2025	13.25%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2025	8/25/2025	13.25%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2025	9/1/2025	13.25%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2025	10/1/2025	13.25%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2025	10/6/2025	12.00%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2025	11/1/2025	12.00%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2025	12/1/2025	14.25%	100%	NA
6 Year	S&P 500 1 year w/ -10% buffer	2025	12/22/2025	13.25%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2024	1/8/2025	6.00%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2024	2/1/2025	5.75%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2024	2/26/2025	5.75%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2024	3/1/2025	5.75%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2024	4/1/2025	5.75%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2024	4/29/2025	5.75%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2024	5/1/2025	5.75%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2024	6/3/2025	6.00%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2024	7/1/2025	6.00%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2024	7/29/2025	5.75%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2024	8/1/2025	5.75%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2024	9/2/2025	5.75%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2024	10/1/2025	6.00%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2024	10/7/2025	5.75%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2024	10/28/2025	5.75%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2024	11/1/2025	5.50%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2024	12/2/2025	6.00%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2024	12/23/2025	5.50%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2025	1/1/2025	5.50%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2025	2/3/2025	6.00%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2025	3/1/2025	6.00%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2025	3/31/2025	6.00%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2025	4/1/2025	6.00%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2025	5/1/2025	6.00%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2025	5/5/2025	6.25%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 1 year w/ -100% buffer	2025	6/2/2025	6.00%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2025	7/1/2025	6.00%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2025	7/7/2025	5.75%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2025	8/1/2025	5.75%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2025	8/4/2025	5.75%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2025	8/25/2025	5.50%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2025	9/1/2025	5.50%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2025	10/1/2025	5.50%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2025	10/6/2025	5.00%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2025	11/1/2025	5.00%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2025	12/1/2025	5.00%	100%	NA
6 Year	S&P 500 1 year w/ -100% buffer	2025	12/22/2025	5.00%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2024	1/8/2025	10.75%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2024	2/1/2025	10.75%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2024	2/26/2025	10.50%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2024	3/1/2025	11.00%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2024	4/1/2025	10.75%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2024	4/29/2025	10.75%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2024	5/1/2025	11.75%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2024	6/3/2025	14.25%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2024	7/1/2025	12.50%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2024	7/29/2025	12.00%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2024	8/1/2025	10.25%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2024	9/2/2025	10.50%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2024	10/1/2025	10.25%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2024	10/7/2025	10.25%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2024	10/28/2025	10.50%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2024	11/1/2025	10.25%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2024	12/2/2025	11.50%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2024	12/23/2025	10.25%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2025	1/1/2025	9.25%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2025	2/3/2025	10.25%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2025	3/1/2025	10.25%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2025	3/31/2025	10.75%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2025	4/1/2025	10.75%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2025	5/1/2025	10.75%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2025	5/5/2025	14.25%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2025	6/2/2025	11.75%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2025	7/1/2025	11.75%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2025	7/7/2025	11.00%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2025	8/1/2025	11.00%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2025	8/4/2025	11.00%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2025	8/25/2025	10.75%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2025	9/1/2025	10.75%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2025	10/1/2025	10.75%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 1 year w/ -15% buffer	2025	10/6/2025	9.75%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2025	11/1/2025	9.75%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2025	12/1/2025	11.75%	100%	NA
6 Year	S&P 500 1 year w/ -15% buffer	2025	12/22/2025	11.00%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2024	1/8/2025	9.25%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2024	2/1/2025	9.25%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2024	2/26/2025	9.25%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2024	3/1/2025	9.75%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2024	4/1/2025	9.25%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2024	4/29/2025	9.50%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2024	5/1/2025	10.00%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2024	6/3/2025	12.50%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2024	7/1/2025	11.00%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2024	7/29/2025	10.50%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2024	8/1/2025	9.00%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2024	9/2/2025	9.25%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2024	10/1/2025	9.00%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2024	10/7/2025	8.75%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2024	10/28/2025	9.00%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2024	11/1/2025	9.00%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2024	12/2/2025	9.75%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2024	12/23/2025	8.75%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2025	1/1/2025	8.00%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2025	2/3/2025	8.75%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2025	3/1/2025	8.75%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2025	3/31/2025	9.25%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2025	4/1/2025	9.25%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2025	5/1/2025	9.25%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2025	5/5/2025	12.00%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2025	6/2/2025	10.00%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2025	7/1/2025	10.00%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2025	7/7/2025	9.50%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2025	8/1/2025	9.50%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2025	8/4/2025	9.25%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2025	8/25/2025	9.00%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2025	9/1/2025	9.00%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2025	10/1/2025	9.00%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2025	10/6/2025	8.25%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2025	11/1/2025	8.25%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2025	12/1/2025	9.75%	100%	NA
6 Year	S&P 500 1 year w/ -20% buffer	2025	12/22/2025	9.25%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2024	1/8/2025	7.50%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2024	2/1/2025	7.25%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2024	2/26/2025	7.50%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2024	3/1/2025	7.75%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 1 year w/ -25% buffer	2024	4/1/2025	7.00%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2024	4/29/2025	7.50%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2024	5/1/2025	8.00%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2024	6/3/2025	9.75%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2024	7/1/2025	8.75%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2024	7/29/2025	8.25%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2024	8/1/2025	6.75%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2024	9/2/2025	7.75%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2024	10/1/2025	7.75%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2024	10/7/2025	7.75%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2024	10/28/2025	7.50%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2024	11/1/2025	7.75%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2024	12/2/2025	8.50%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2024	12/23/2025	7.50%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2025	1/1/2025	7.00%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2025	2/3/2025	7.75%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2025	3/1/2025	7.75%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2025	3/31/2025	8.00%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2025	4/1/2025	8.00%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2025	5/1/2025	8.00%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2025	5/5/2025	10.25%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2025	6/2/2025	8.75%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2025	7/1/2025	8.75%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2025	7/7/2025	8.25%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2025	8/1/2025	8.25%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2025	8/4/2025	8.25%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2025	8/25/2025	8.00%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2025	9/1/2025	8.00%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2025	10/1/2025	8.00%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2025	10/6/2025	7.25%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2025	11/1/2025	7.25%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2025	12/1/2025	8.25%	100%	NA
6 Year	S&P 500 1 year w/ -25% buffer	2025	12/22/2025	8.00%	100%	NA
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	1/8/2025	22.25%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	2/1/2025	23.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	2/26/2025	24.25%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	3/1/2025	28.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	4/1/2025	27.50%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	4/29/2025	27.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	5/1/2025	27.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	6/3/2025	27.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	7/1/2025	25.75%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	7/29/2025	25.75%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	8/1/2025	22.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	9/2/2025	23.75%	100%	2.00%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	10/1/2025	23.75%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	10/7/2025	26.50%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	10/28/2025	26.75%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	11/1/2025	28.25%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	12/2/2025	25.75%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	12/23/2025	25.25%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	1/1/2025	21.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	2/3/2025	23.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	3/1/2025	23.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	3/31/2025	23.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	4/1/2025	23.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	5/1/2025	23.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	5/5/2025	30.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	6/2/2025	30.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	7/1/2025	30.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	7/7/2025	30.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	8/1/2025	30.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	8/4/2025	30.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	8/25/2025	30.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	9/1/2025	30.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	10/1/2025	30.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	10/6/2025	23.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	11/1/2025	23.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	12/1/2025	25.00%	100%	2.00%
6 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	12/22/2025	24.50%	100%	2.00%
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	1/8/2025	7.20%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	2/1/2025	7.35%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	2/26/2025	7.45%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	3/1/2025	7.60%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	4/1/2025	7.30%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	4/29/2025	7.75%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	5/1/2025	8.75%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	6/3/2025	10.75%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	7/1/2025	8.70%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	7/29/2025	8.30%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	8/1/2025	7.55%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	9/2/2025	7.30%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	10/1/2025	7.05%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	10/7/2025	6.80%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	10/28/2025	7.25%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	11/1/2025	7.55%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	12/2/2025	8.15%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	12/23/2025	7.55%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	1/1/2025	7.05%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	2/3/2025	7.35%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	3/1/2025	7.35%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	3/31/2025	8.20%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	4/1/2025	8.20%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	5/1/2025	8.20%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	5/5/2025	10.30%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	6/2/2025	8.40%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	7/1/2025	8.40%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	7/7/2025	8.40%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	8/1/2025	8.40%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	8/4/2025	7.95%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	8/25/2025	7.70%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	9/1/2025	7.70%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	10/1/2025	7.70%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	10/6/2025	7.35%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	11/1/2025	7.35%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	12/1/2025	8.35%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	12/22/2025	8.00%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	1/8/2025	6.10%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	2/1/2025	6.25%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	2/26/2025	6.40%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	3/1/2025	6.60%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	4/1/2025	6.20%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	4/29/2025	6.70%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	5/1/2025	7.50%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	6/3/2025	8.85%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	7/1/2025	7.25%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	7/29/2025	6.95%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	8/1/2025	5.95%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	9/2/2025	6.15%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	10/1/2025	5.95%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	10/7/2025	5.70%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	10/28/2025	6.10%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	11/1/2025	6.35%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	12/2/2025	6.90%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	12/23/2025	6.35%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	1/1/2025	5.95%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	2/3/2025	6.25%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	3/1/2025	6.25%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	3/31/2025	6.75%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	4/1/2025	6.75%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	5/1/2025	6.75%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	5/5/2025	8.55%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	6/2/2025	7.15%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	7/1/2025	7.15%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	7/7/2025	7.05%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	8/1/2025	7.05%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	8/4/2025	6.75%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	8/25/2025	6.55%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	9/1/2025	6.55%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	10/1/2025	6.55%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	10/6/2025	6.20%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	11/1/2025	6.20%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	12/1/2025	7.00%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	12/22/2025	6.70%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	1/8/2025	5.30%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	2/1/2025	5.40%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	2/26/2025	5.55%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	3/1/2025	5.75%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	4/1/2025	5.45%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	4/29/2025	5.90%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	5/1/2025	6.35%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	6/3/2025	7.25%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	7/1/2025	6.30%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	7/29/2025	6.05%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	8/1/2025	5.55%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	9/2/2025	5.40%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	10/1/2025	5.20%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	10/7/2025	5.15%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	10/28/2025	5.35%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	11/1/2025	5.70%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	12/2/2025	6.05%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	12/23/2025	5.60%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	1/1/2025	5.25%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	2/3/2025	5.55%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	3/1/2025	5.55%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	3/31/2025	5.75%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	4/1/2025	5.75%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	5/1/2025	5.75%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	5/5/2025	7.30%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	6/2/2025	6.20%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	7/1/2025	6.20%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	7/7/2025	6.05%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	8/1/2025	6.05%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	8/4/2025	5.85%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	8/25/2025	5.65%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	9/1/2025	5.65%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	10/1/2025	5.65%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	10/6/2025	5.30%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	11/1/2025	5.30%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	12/1/2025	5.95%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	12/22/2025	5.70%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	1/8/2025	5.75%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	2/1/2025	5.90%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	2/26/2025	6.05%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	3/1/2025	6.25%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	4/1/2025	6.15%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	4/29/2025	6.45%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	5/1/2025	7.20%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	6/3/2025	8.40%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	7/1/2025	6.70%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	7/29/2025	6.55%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	8/1/2025	6.30%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	9/2/2025	5.85%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	10/1/2025	5.60%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	10/7/2025	5.75%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	10/28/2025	5.75%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	11/1/2025	6.35%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	12/2/2025	7.00%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	12/23/2025	6.15%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	1/1/2025	5.55%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	2/3/2025	5.95%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	3/1/2025	5.95%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	3/31/2025	6.15%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	4/1/2025	6.15%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	5/1/2025	6.15%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	5/5/2025	8.40%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	6/2/2025	7.00%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	7/1/2025	7.00%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	7/7/2025	6.85%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	8/1/2025	6.85%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	8/4/2025	6.60%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	8/25/2025	6.40%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	9/1/2025	6.40%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	10/1/2025	6.40%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	10/6/2025	6.05%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	11/1/2025	6.05%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	12/1/2025	7.15%	NA	NA
6 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	12/22/2025	6.65%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	1/8/2025	5.70%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	2/1/2025	5.85%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	2/26/2025	5.95%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	3/1/2025	6.15%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	4/1/2025	5.80%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	4/29/2025	6.25%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	5/1/2025	6.85%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	6/3/2025	7.95%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	7/1/2025	6.85%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	7/29/2025	6.60%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	8/1/2025	6.00%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	9/2/2025	5.90%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	10/1/2025	5.70%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	10/7/2025	5.65%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	10/28/2025	5.80%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	11/1/2025	6.05%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	12/2/2025	6.40%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	12/23/2025	5.95%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	1/1/2025	5.60%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	2/3/2025	5.85%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	3/1/2025	5.85%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	3/31/2025	6.35%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	4/1/2025	6.35%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	5/1/2025	6.35%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	5/5/2025	7.70%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	6/2/2025	6.65%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	7/1/2025	6.65%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	7/7/2025	6.65%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	8/1/2025	6.65%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	8/4/2025	6.35%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	8/25/2025	6.15%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	9/1/2025	6.15%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	10/1/2025	6.15%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	10/6/2025	5.85%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	11/1/2025	5.85%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	12/1/2025	6.50%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	12/22/2025	6.25%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	1/8/2025	5.05%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	2/1/2025	5.20%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	2/26/2025	5.30%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	3/1/2025	5.45%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	4/1/2025	5.35%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	4/29/2025	5.55%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	5/1/2025	6.10%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	6/3/2025	6.95%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	7/1/2025	6.00%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	7/29/2025	5.80%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	8/1/2025	5.30%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	9/2/2025	5.20%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	10/1/2025	5.05%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	10/7/2025	5.00%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	10/28/2025	5.15%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	11/1/2025	5.40%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	12/2/2025	5.70%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	12/23/2025	5.25%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	1/1/2025	4.95%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	2/3/2025	5.20%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	3/1/2025	5.20%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	3/31/2025	5.50%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	4/1/2025	5.50%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	5/1/2025	5.50%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	5/5/2025	6.80%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	6/2/2025	5.90%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	7/1/2025	5.90%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	7/7/2025	5.90%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	8/1/2025	5.90%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	8/4/2025	5.60%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	8/25/2025	5.40%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	9/1/2025	5.40%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	10/1/2025	5.40%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	10/6/2025	5.10%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	11/1/2025	5.10%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	12/1/2025	5.65%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	12/22/2025	5.45%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	1/8/2025	4.60%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	2/1/2025	4.70%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	2/26/2025	4.75%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	3/1/2025	4.95%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	4/1/2025	4.65%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	4/29/2025	5.05%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	5/1/2025	5.40%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	6/3/2025	6.10%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	7/1/2025	5.35%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	7/29/2025	5.20%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	8/1/2025	4.75%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	9/2/2025	4.65%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	10/1/2025	4.50%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	10/7/2025	4.60%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	10/28/2025	4.60%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	11/1/2025	4.75%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	12/2/2025	5.10%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	12/23/2025	4.70%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	1/1/2025	4.45%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	2/3/2025	4.70%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	3/1/2025	4.70%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	3/31/2025	4.90%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	4/1/2025	4.90%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	5/1/2025	4.90%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	5/5/2025	5.90%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	6/2/2025	5.25%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	7/1/2025	5.25%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	7/7/2025	5.25%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	8/1/2025	5.25%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	8/4/2025	5.00%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	8/25/2025	4.80%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	9/1/2025	4.80%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	10/1/2025	4.80%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	10/6/2025	4.50%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	11/1/2025	4.50%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	12/1/2025	5.00%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	12/22/2025	4.80%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	1/8/2025	4.20%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	2/1/2025	4.25%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	2/26/2025	4.30%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	3/1/2025	4.45%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	4/1/2025	4.20%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	4/29/2025	4.60%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	5/1/2025	4.85%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	6/3/2025	5.35%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	7/1/2025	4.80%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	7/29/2025	4.65%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	8/1/2025	4.30%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	9/2/2025	4.20%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	10/1/2025	4.10%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	10/7/2025	4.15%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	10/28/2025	4.05%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	11/1/2025	4.15%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	12/2/2025	4.45%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	12/23/2025	4.10%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	1/1/2025	3.90%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	2/3/2025	4.15%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	3/1/2025	4.15%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	3/31/2025	4.35%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	4/1/2025	4.35%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	5/1/2025	4.35%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	5/5/2025	5.20%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	6/2/2025	4.70%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	7/1/2025	4.70%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	7/7/2025	4.70%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	8/1/2025	4.70%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	8/4/2025	4.40%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	8/25/2025	4.20%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	9/1/2025	4.20%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	10/1/2025	4.20%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	10/6/2025	4.00%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	11/1/2025	4.00%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	12/1/2025	4.45%	NA	NA
6 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	12/22/2025	4.25%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	1/8/2025	14.70%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	2/1/2025	14.75%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	2/26/2025	15.00%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	3/1/2025	15.30%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	4/1/2025	14.70%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	4/29/2025	15.25%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	5/1/2025	16.60%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	6/3/2025	18.80%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	7/1/2025	16.80%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	7/29/2025	16.35%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	8/1/2025	15.80%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	9/2/2025	14.40%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	10/1/2025	14.30%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	10/7/2025	14.35%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	10/28/2025	14.60%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	11/1/2025	14.95%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	12/2/2025	15.40%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	12/23/2025	14.45%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	1/1/2025	13.85%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	2/3/2025	14.65%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	3/1/2025	14.65%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	3/31/2025	15.35%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	4/1/2025	15.35%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	5/1/2025	15.35%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	5/5/2025	18.40%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	6/2/2025	15.85%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	7/1/2025	15.85%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	7/7/2025	15.85%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	8/1/2025	15.85%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	8/4/2025	15.10%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	8/25/2025	14.85%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	9/1/2025	14.85%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	10/1/2025	14.85%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	10/6/2025	14.10%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	11/1/2025	14.10%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	12/1/2025	15.35%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	12/22/2025	15.10%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	1/8/2025	13.15%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	2/1/2025	13.20%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	2/26/2025	13.45%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	3/1/2025	13.65%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	4/1/2025	13.10%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	4/29/2025	13.70%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	5/1/2025	14.55%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	6/3/2025	16.55%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	7/1/2025	14.95%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	7/29/2025	14.50%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	8/1/2025	13.80%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	9/2/2025	12.95%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	10/1/2025	12.70%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	10/7/2025	12.85%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	10/28/2025	12.90%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	11/1/2025	13.30%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	12/2/2025	13.60%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	12/23/2025	12.85%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	1/1/2025	12.25%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	2/3/2025	13.05%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	3/1/2025	13.05%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	3/31/2025	13.55%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	4/1/2025	13.55%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	5/1/2025	13.55%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	5/5/2025	16.05%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	6/2/2025	14.05%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	7/1/2025	14.05%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	7/7/2025	14.05%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	8/1/2025	14.05%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	8/4/2025	13.40%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	8/25/2025	13.15%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	9/1/2025	13.15%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	10/1/2025	13.15%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	10/6/2025	12.50%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	11/1/2025	12.50%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	12/1/2025	13.50%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	12/22/2025	13.30%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	1/8/2025	11.85%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	2/1/2025	11.95%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	2/26/2025	12.10%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	3/1/2025	12.20%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	4/1/2025	11.75%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	4/29/2025	12.35%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	5/1/2025	12.95%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	6/3/2025	14.55%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	7/1/2025	13.15%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	7/29/2025	12.95%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	8/1/2025	12.65%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	9/2/2025	11.50%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	10/1/2025	11.35%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	10/7/2025	11.40%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	10/28/2025	11.50%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	11/1/2025	11.95%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	12/2/2025	12.25%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	12/23/2025	11.35%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	1/1/2025	10.90%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	2/3/2025	11.70%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	3/1/2025	11.70%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	3/31/2025	12.10%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	4/1/2025	12.10%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	5/1/2025	12.10%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	5/5/2025	14.20%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	6/2/2025	12.60%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	7/1/2025	12.60%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	7/7/2025	12.60%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	8/1/2025	12.60%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	8/4/2025	12.00%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	8/25/2025	11.80%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	9/1/2025	11.80%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	10/1/2025	11.80%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	10/6/2025	11.10%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	11/1/2025	11.10%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	12/1/2025	11.95%	NA	NA
6 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	12/22/2025	11.85%	NA	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	1/8/2025	36.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	2/1/2025	37.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	2/26/2025	38.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	3/1/2025	44.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	4/1/2025	42.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	4/29/2025	41.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	5/1/2025	46.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	6/3/2025	55.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	7/1/2025	47.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	7/29/2025	42.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	8/1/2025	36.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	9/2/2025	36.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	10/1/2025	37.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	10/7/2025	38.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	10/28/2025	41.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	11/1/2025	43.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	12/2/2025	41.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	12/23/2025	37.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	1/1/2025	31.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	2/3/2025	35.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	3/1/2025	35.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	3/31/2025	39.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	4/1/2025	39.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	5/1/2025	39.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	5/5/2025	56.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	6/2/2025	43.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	7/1/2025	43.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	7/7/2025	43.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	8/1/2025	43.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	8/4/2025	40.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	8/25/2025	39.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	9/1/2025	39.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	10/1/2025	39.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	10/6/2025	35.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	11/1/2025	35.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	12/1/2025	36.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	12/22/2025	35.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	1/8/2025	31.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	2/1/2025	30.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	2/26/2025	30.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	3/1/2025	32.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	4/1/2025	32.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	4/29/2025	32.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	5/1/2025	35.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	6/3/2025	45.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	7/1/2025	37.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	7/29/2025	35.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	8/1/2025	31.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	9/2/2025	30.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	10/1/2025	30.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	10/7/2025	29.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	10/28/2025	31.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	11/1/2025	33.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	12/2/2025	32.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	12/23/2025	31.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	1/1/2025	27.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	2/3/2025	30.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	3/1/2025	30.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	3/31/2025	32.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	4/1/2025	32.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	5/1/2025	32.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	5/5/2025	42.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	6/2/2025	34.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	7/1/2025	34.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	7/7/2025	34.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	8/1/2025	34.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	8/4/2025	33.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	8/25/2025	32.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	9/1/2025	32.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	10/1/2025	32.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	10/6/2025	29.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	11/1/2025	29.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	12/1/2025	30.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	12/22/2025	30.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	1/8/2025	25.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	2/1/2025	26.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	2/26/2025	25.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	3/1/2025	26.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	4/1/2025	26.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	4/29/2025	28.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	5/1/2025	30.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	6/3/2025	38.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	7/1/2025	31.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	7/29/2025	30.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	8/1/2025	28.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	9/2/2025	26.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	10/1/2025	26.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	10/7/2025	25.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	10/28/2025	26.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	11/1/2025	28.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	12/2/2025	27.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	12/23/2025	26.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	1/1/2025	23.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	2/3/2025	26.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	3/1/2025	26.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	3/31/2025	27.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	4/1/2025	27.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	5/1/2025	27.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	5/5/2025	34.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	6/2/2025	29.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	7/1/2025	29.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	7/7/2025	29.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	8/1/2025	29.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	8/4/2025	28.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	8/25/2025	27.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	9/1/2025	27.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	10/1/2025	27.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	10/6/2025	24.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	11/1/2025	24.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	12/1/2025	26.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	12/22/2025	25.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	1/8/2025	22.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	2/1/2025	22.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	2/26/2025	21.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	3/1/2025	23.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	4/1/2025	22.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	4/29/2025	24.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	5/1/2025	25.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	6/3/2025	32.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	7/1/2025	26.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	7/29/2025	26.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	8/1/2025	23.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	9/2/2025	22.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	10/1/2025	22.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	10/7/2025	21.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	10/28/2025	21.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	11/1/2025	22.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	12/2/2025	22.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	12/23/2025	22.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	1/1/2025	20.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	2/3/2025	22.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	3/1/2025	22.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	3/31/2025	22.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	4/1/2025	22.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	5/1/2025	22.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	5/5/2025	29.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	6/2/2025	25.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	7/1/2025	25.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	7/7/2025	24.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	8/1/2025	24.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	8/4/2025	24.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	8/25/2025	23.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	9/1/2025	23.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	10/1/2025	23.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	10/6/2025	21.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	11/1/2025	21.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	12/1/2025	22.00%	100%	NA
6 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	12/22/2025	22.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2024	1/8/2025	39.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2024	2/1/2025	41.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2024	2/26/2025	44.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2024	3/1/2025	54.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2024	4/1/2025	46.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 3 year w/ -10% buffer	2024	4/29/2025	48.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2024	5/1/2025	57.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2024	6/3/2025	56.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2024	7/1/2025	52.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2024	7/29/2025	47.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2024	8/1/2025	39.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2024	9/2/2025	39.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2024	10/1/2025	40.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2024	10/7/2025	43.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2024	10/28/2025	48.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2024	11/1/2025	57.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2024	12/2/2025	44.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2024	12/23/2025	40.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2025	1/1/2025	33.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2025	2/3/2025	37.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2025	3/1/2025	37.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2025	3/31/2025	42.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2025	4/1/2025	42.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2025	5/1/2025	42.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2025	5/5/2025	65.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2025	6/2/2025	47.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2025	7/1/2025	47.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2025	7/7/2025	47.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2025	8/1/2025	47.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2025	8/4/2025	43.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2025	8/25/2025	43.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2025	9/1/2025	43.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2025	10/1/2025	43.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2025	10/6/2025	37.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2025	11/1/2025	37.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2025	12/1/2025	39.00%	100%	NA
6 Year	S&P 500 3 year w/ -10% buffer	2025	12/22/2025	38.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2024	1/8/2025	34.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2024	2/1/2025	35.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2024	2/26/2025	35.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2024	3/1/2025	38.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2024	4/1/2025	38.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2024	4/29/2025	39.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2024	5/1/2025	43.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2024	6/3/2025	55.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2024	7/1/2025	41.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2024	7/29/2025	38.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2024	8/1/2025	34.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2024	9/2/2025	34.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2024	10/1/2025	35.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 3 year w/ -15% buffer	2024	10/7/2025	35.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2024	10/28/2025	37.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2024	11/1/2025	40.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2024	12/2/2025	36.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2024	12/23/2025	34.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2025	1/1/2025	29.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2025	2/3/2025	33.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2025	3/1/2025	33.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2025	3/31/2025	36.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2025	4/1/2025	36.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2025	5/1/2025	36.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2025	5/5/2025	49.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2025	6/2/2025	39.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2025	7/1/2025	39.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2025	7/7/2025	39.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2025	8/1/2025	39.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2025	8/4/2025	36.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2025	8/25/2025	36.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2025	9/1/2025	36.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2025	10/1/2025	36.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2025	10/6/2025	32.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2025	11/1/2025	32.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2025	12/1/2025	34.00%	100%	NA
6 Year	S&P 500 3 year w/ -15% buffer	2025	12/22/2025	33.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2024	1/8/2025	31.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2024	2/1/2025	31.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2024	2/26/2025	30.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2024	3/1/2025	32.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2024	4/1/2025	32.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2024	4/29/2025	33.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2024	5/1/2025	36.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2024	6/3/2025	45.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2024	7/1/2025	36.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2024	7/29/2025	34.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2024	8/1/2025	30.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2024	9/2/2025	31.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2024	10/1/2025	31.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2024	10/7/2025	31.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2024	10/28/2025	32.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2024	11/1/2025	34.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2024	12/2/2025	33.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2024	12/23/2025	29.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2025	1/1/2025	26.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2025	2/3/2025	30.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2025	3/1/2025	30.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 3 year w/ -20% buffer	2025	3/31/2025	32.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2025	4/1/2025	32.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2025	5/1/2025	32.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2025	5/5/2025	42.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2025	6/2/2025	34.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2025	7/1/2025	34.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2025	7/7/2025	34.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2025	8/1/2025	34.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2025	8/4/2025	32.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2025	8/25/2025	32.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2025	9/1/2025	32.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2025	10/1/2025	32.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2025	10/6/2025	28.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2025	11/1/2025	28.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2025	12/1/2025	30.00%	100%	NA
6 Year	S&P 500 3 year w/ -20% buffer	2025	12/22/2025	29.00%	100%	NA
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	1/8/2025	58.00%	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	2/1/2025	No Cap	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	2/26/2025	No Cap	103%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	3/1/2025	No Cap	104%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	4/1/2025	No Cap	107%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	4/29/2025	No Cap	104%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	5/1/2025	No Cap	107%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	6/3/2025	No Cap	109%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	7/1/2025	No Cap	103%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	7/29/2025	No Cap	102%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	8/1/2025	54.00%	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	9/2/2025	50.00%	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	10/1/2025	53.00%	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	10/7/2025	No Cap	102%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	10/28/2025	No Cap	104%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	11/1/2025	No Cap	108%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	12/2/2025	No Cap	103%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	12/23/2025	No Cap	102%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	1/1/2025	46.00%	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	2/3/2025	52.00%	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	3/1/2025	52.00%	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	3/31/2025	60.00%	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	4/1/2025	60.00%	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	5/1/2025	60.00%	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	5/5/2025	No Cap	104%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	6/2/2025	250.00%	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	7/1/2025	250.00%	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	7/7/2025	250.00%	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	8/1/2025	250.00%	100%	3.00%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	8/4/2025	225.00%	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	8/25/2025	225.00%	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	9/1/2025	225.00%	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	10/1/2025	225.00%	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	10/6/2025	80.00%	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	11/1/2025	80.00%	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	12/1/2025	80.00%	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	12/22/2025	60.00%	100%	3.00%
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	1/8/2025	11.00%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	2/1/2025	11.00%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	2/26/2025	11.25%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	3/1/2025	11.75%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	4/1/2025	11.25%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	4/29/2025	11.50%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	5/1/2025	12.25%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	6/3/2025	14.50%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	7/1/2025	13.25%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	7/29/2025	12.50%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	8/1/2025	11.50%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	9/2/2025	11.00%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	10/1/2025	11.00%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	10/7/2025	11.25%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	10/28/2025	11.75%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	11/1/2025	12.00%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	12/2/2025	11.75%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	12/23/2025	11.00%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	1/1/2025	10.00%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	2/3/2025	10.75%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	3/1/2025	10.75%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	3/31/2025	11.00%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	4/1/2025	11.00%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	5/1/2025	11.00%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	5/5/2025	13.75%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	6/2/2025	12.25%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	7/1/2025	12.25%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	7/7/2025	11.75%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	8/1/2025	11.75%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	8/4/2025	11.50%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	8/25/2025	11.50%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	9/1/2025	11.50%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	10/1/2025	11.50%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	10/6/2025	10.50%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	11/1/2025	10.50%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	12/1/2025	11.75%	100%	NA
6 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	12/22/2025	11.50%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	1/8/2025	21.60%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	2/1/2025	22.15%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	2/26/2025	22.50%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	3/1/2025	23.00%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	4/1/2025	21.90%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	4/29/2025	22.70%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	5/1/2025	24.15%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	6/3/2025	27.05%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	7/1/2025	24.60%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	7/29/2025	24.10%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	8/1/2025	23.70%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	9/2/2025	21.55%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	10/1/2025	21.35%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	10/7/2025	21.75%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	10/28/2025	21.95%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	11/1/2025	22.35%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	12/2/2025	22.85%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	12/23/2025	21.30%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	1/1/2025	20.60%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	2/3/2025	21.80%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	3/1/2025	21.80%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	3/31/2025	22.70%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	4/1/2025	22.70%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	5/1/2025	22.70%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	5/5/2025	25.70%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	6/2/2025	23.20%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	7/1/2025	23.20%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	7/7/2025	22.60%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	8/1/2025	22.60%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	8/4/2025	22.00%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	8/25/2025	21.70%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	9/1/2025	21.70%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	10/1/2025	21.70%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	10/6/2025	20.40%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	11/1/2025	20.40%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	12/1/2025	22.30%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	12/22/2025	21.80%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	1/8/2025	19.75%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	2/1/2025	19.95%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	2/26/2025	20.25%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	3/1/2025	20.90%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	4/1/2025	19.75%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	4/29/2025	20.55%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	5/1/2025	21.50%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	6/3/2025	24.15%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	7/1/2025	22.25%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	7/29/2025	21.70%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	8/1/2025	20.60%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	9/2/2025	19.50%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	10/1/2025	19.40%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	10/7/2025	19.45%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	10/28/2025	19.75%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	11/1/2025	20.25%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	12/2/2025	20.40%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	12/23/2025	19.20%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	1/1/2025	18.50%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	2/3/2025	19.70%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	3/1/2025	19.70%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	3/31/2025	20.30%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	4/1/2025	20.30%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	5/1/2025	20.30%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	5/5/2025	23.00%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	6/2/2025	20.80%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	7/1/2025	20.80%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	7/7/2025	20.40%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	8/1/2025	20.40%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	8/4/2025	19.90%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	8/25/2025	19.60%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	9/1/2025	19.60%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	10/1/2025	19.60%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	10/6/2025	18.40%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	11/1/2025	18.40%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	12/1/2025	20.10%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	12/22/2025	19.70%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	1/8/2025	17.85%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	2/1/2025	18.10%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	2/26/2025	18.40%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	3/1/2025	19.10%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	4/1/2025	17.95%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	4/29/2025	18.75%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	5/1/2025	19.45%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	6/3/2025	21.75%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	7/1/2025	20.00%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	7/29/2025	19.65%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	8/1/2025	19.00%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	9/2/2025	17.70%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	10/1/2025	17.60%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	10/7/2025	17.90%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	10/28/2025	17.85%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	11/1/2025	18.10%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	12/2/2025	18.45%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	12/23/2025	17.25%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	1/1/2025	16.65%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	2/3/2025	17.85%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	3/1/2025	17.85%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	3/31/2025	18.35%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	4/1/2025	18.35%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	5/1/2025	18.35%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	5/5/2025	20.60%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	6/2/2025	18.85%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	7/1/2025	18.85%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	7/7/2025	18.50%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	8/1/2025	18.50%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	8/4/2025	18.10%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	8/25/2025	17.80%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	9/1/2025	17.80%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	10/1/2025	17.80%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	10/6/2025	16.70%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	11/1/2025	16.70%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	12/1/2025	18.15%	NA	NA
6 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	12/22/2025	17.90%	NA	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2024	1/8/2025	75.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2024	2/1/2025	80.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2024	2/26/2025	80.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2024	3/1/2025	80.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2024	4/1/2025	90.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2024	4/29/2025	95.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2024	5/1/2025	No Cap	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2024	6/3/2025	130.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2024	7/1/2025	95.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2024	7/29/2025	85.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2024	8/1/2025	75.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2024	9/2/2025	65.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2024	10/1/2025	70.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2024	10/7/2025	75.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2024	10/28/2025	75.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2024	11/1/2025	85.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2024	12/2/2025	75.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2024	12/23/2025	75.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2025	1/1/2025	65.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2025	2/3/2025	70.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2025	3/1/2025	70.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2025	3/31/2025	85.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2025	4/1/2025	85.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2025	5/1/2025	85.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2025	5/5/2025	100.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2025	6/2/2025	85.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2025	7/1/2025	85.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2025	7/7/2025	85.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2025	8/1/2025	85.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2025	8/4/2025	75.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2025	8/25/2025	75.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2025	9/1/2025	75.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2025	10/1/2025	75.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2025	10/6/2025	65.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2025	11/1/2025	65.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2025	12/1/2025	65.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -10% buffer	2025	12/22/2025	65.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2024	1/8/2025	65.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2024	2/1/2025	65.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2024	2/26/2025	65.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2024	3/1/2025	70.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2024	4/1/2025	70.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2024	4/29/2025	70.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2024	5/1/2025	75.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2024	6/3/2025	90.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2024	7/1/2025	80.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2024	7/29/2025	75.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2024	8/1/2025	65.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2024	9/2/2025	60.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2024	10/1/2025	60.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2024	10/7/2025	65.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2024	10/28/2025	65.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2024	11/1/2025	70.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2024	12/2/2025	65.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2024	12/23/2025	65.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2025	1/1/2025	60.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2025	2/3/2025	65.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2025	3/1/2025	65.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2025	3/31/2025	75.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2025	4/1/2025	75.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2025	5/1/2025	75.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2025	5/5/2025	85.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2025	6/2/2025	75.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2025	7/1/2025	75.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2025	7/7/2025	70.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2025	8/1/2025	70.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2025	8/4/2025	65.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2025	8/25/2025	65.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2025	9/1/2025	65.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2025	10/1/2025	65.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2025	10/6/2025	60.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2025	11/1/2025	60.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2025	12/1/2025	60.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -15% buffer	2025	12/22/2025	60.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2024	1/8/2025	50.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2024	2/1/2025	50.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2024	2/26/2025	50.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2024	3/1/2025	50.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2024	4/1/2025	50.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2024	4/29/2025	50.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2024	5/1/2025	55.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2024	6/3/2025	60.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2024	7/1/2025	60.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2024	7/29/2025	55.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2024	8/1/2025	55.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2024	9/2/2025	45.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2024	10/1/2025	45.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2024	10/7/2025	50.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2024	10/28/2025	50.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2024	11/1/2025	55.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2024	12/2/2025	55.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2024	12/23/2025	55.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2025	1/1/2025	50.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2025	2/3/2025	55.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2025	3/1/2025	55.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2025	3/31/2025	55.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2025	4/1/2025	55.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2025	5/1/2025	55.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2025	5/5/2025	65.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2025	6/2/2025	60.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2025	7/1/2025	60.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2025	7/7/2025	55.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2025	8/1/2025	55.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2025	8/4/2025	55.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2025	8/25/2025	55.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2025	9/1/2025	55.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2025	10/1/2025	55.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2025	10/6/2025	45.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2025	11/1/2025	45.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2025	12/1/2025	50.00%	100%	NA
6 Year	S&P 500 6 year Dual Directional w/ -25% buffer	2025	12/22/2025	50.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2024	1/8/2025	85.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2024	2/1/2025	85.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2024	2/26/2025	85.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 6 year w/ -10% buffer	2024	3/1/2025	85.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2024	4/1/2025	95.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2024	4/29/2025	100.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2024	5/1/2025	No Cap	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2024	6/3/2025	No Cap	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2024	7/1/2025	105.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2024	7/29/2025	95.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2024	8/1/2025	85.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2024	9/2/2025	70.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2024	10/1/2025	75.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2024	10/7/2025	85.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2024	10/28/2025	90.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2024	11/1/2025	100.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2024	12/2/2025	85.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2024	12/23/2025	80.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2025	1/1/2025	70.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2025	2/3/2025	75.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2025	3/1/2025	75.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2025	3/31/2025	90.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2025	4/1/2025	90.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2025	5/1/2025	90.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2025	5/5/2025	110.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2025	6/2/2025	90.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2025	7/1/2025	90.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2025	7/7/2025	90.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2025	8/1/2025	90.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2025	8/4/2025	80.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2025	8/25/2025	80.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2025	9/1/2025	80.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2025	10/1/2025	80.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2025	10/6/2025	70.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2025	11/1/2025	70.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2025	12/1/2025	70.00%	100%	NA
6 Year	S&P 500 6 year w/ -10% buffer	2025	12/22/2025	70.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2024	1/8/2025	75.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2024	2/1/2025	80.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2024	2/26/2025	80.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2024	3/1/2025	80.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2024	4/1/2025	90.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2024	4/29/2025	90.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2024	5/1/2025	105.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2024	6/3/2025	100.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2024	7/1/2025	90.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2024	7/29/2025	80.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2024	8/1/2025	70.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 6 year w/ -15% buffer	2024	9/2/2025	65.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2024	10/1/2025	65.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2024	10/7/2025	75.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2024	10/28/2025	75.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2024	11/1/2025	85.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2024	12/2/2025	75.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2024	12/23/2025	70.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2025	1/1/2025	65.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2025	2/3/2025	70.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2025	3/1/2025	70.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2025	3/31/2025	80.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2025	4/1/2025	80.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2025	5/1/2025	80.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2025	5/5/2025	95.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2025	6/2/2025	80.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2025	7/1/2025	80.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2025	7/7/2025	75.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2025	8/1/2025	75.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2025	8/4/2025	70.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2025	8/25/2025	70.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2025	9/1/2025	70.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2025	10/1/2025	70.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2025	10/6/2025	65.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2025	11/1/2025	65.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2025	12/1/2025	65.00%	100%	NA
6 Year	S&P 500 6 year w/ -15% buffer	2025	12/22/2025	65.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2024	1/8/2025	65.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2024	2/1/2025	65.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2024	2/26/2025	60.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2024	3/1/2025	65.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2024	4/1/2025	60.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2024	4/29/2025	60.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2024	5/1/2025	65.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2024	6/3/2025	80.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2024	7/1/2025	75.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2024	7/29/2025	65.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2024	8/1/2025	60.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2024	9/2/2025	55.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2024	10/1/2025	55.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2024	10/7/2025	60.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2024	10/28/2025	60.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2024	11/1/2025	65.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2024	12/2/2025	65.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2024	12/23/2025	60.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2025	1/1/2025	55.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 6 year w/ -25% buffer	2025	2/3/2025	60.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2025	3/1/2025	60.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2025	3/31/2025	65.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2025	4/1/2025	65.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2025	5/1/2025	65.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2025	5/5/2025	75.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2025	6/2/2025	65.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2025	7/1/2025	65.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2025	7/7/2025	65.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2025	8/1/2025	65.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2025	8/4/2025	60.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2025	8/25/2025	60.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2025	9/1/2025	60.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2025	10/1/2025	60.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2025	10/6/2025	55.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2025	11/1/2025	55.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2025	12/1/2025	55.00%	100%	NA
6 Year	S&P 500 6 year w/ -25% buffer	2025	12/22/2025	55.00%	100%	NA
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2024	1/8/2025	105.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2024	2/1/2025	115.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2024	2/26/2025	110.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2024	3/1/2025	95.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2024	4/1/2025	115.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2024	4/29/2025	115.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2024	5/1/2025	No Cap	104%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2024	6/3/2025	No Cap	108%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2024	7/1/2025	No Cap	101%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2024	7/29/2025	135.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2024	8/1/2025	105.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2024	9/2/2025	80.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2024	10/1/2025	90.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2024	10/7/2025	No Cap	101%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2024	10/28/2025	No Cap	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2024	11/1/2025	No Cap	104%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2024	12/2/2025	130.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2024	12/23/2025	110.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2025	1/1/2025	85.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2025	2/3/2025	90.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2025	3/1/2025	90.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2025	3/31/2025	115.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2025	4/1/2025	115.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2025	5/1/2025	115.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2025	5/5/2025	500.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2025	6/2/2025	125.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2025	7/1/2025	125.00%	100%	2.10%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2025	7/7/2025	125.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2025	8/1/2025	125.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2025	8/4/2025	100.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2025	8/25/2025	100.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2025	9/1/2025	100.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2025	10/1/2025	100.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2025	10/6/2025	85.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2025	11/1/2025	85.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2025	12/1/2025	85.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -10% buffer	2025	12/22/2025	80.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2024	1/8/2025	90.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2024	2/1/2025	95.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2024	2/26/2025	90.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2024	3/1/2025	85.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2024	4/1/2025	110.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2024	4/29/2025	100.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2024	5/1/2025	No Cap	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2024	6/3/2025	No Cap	106%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2024	7/1/2025	135.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2024	7/29/2025	115.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2024	8/1/2025	95.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2024	9/2/2025	75.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2024	10/1/2025	85.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2024	10/7/2025	110.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2024	10/28/2025	105.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2024	11/1/2025	125.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2024	12/2/2025	90.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2024	12/23/2025	85.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2025	1/1/2025	75.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2025	2/3/2025	80.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2025	3/1/2025	80.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2025	3/31/2025	100.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2025	4/1/2025	100.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2025	5/1/2025	100.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2025	5/5/2025	125.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2025	6/2/2025	100.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2025	7/1/2025	100.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2025	7/7/2025	100.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2025	8/1/2025	100.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2025	8/4/2025	85.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2025	8/25/2025	85.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2025	9/1/2025	85.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2025	10/1/2025	85.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2025	10/6/2025	75.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2025	11/1/2025	75.00%	100%	2.10%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2025	12/1/2025	75.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -15% buffer	2025	12/22/2025	70.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2024	1/8/2025	70.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2024	2/1/2025	70.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2024	2/26/2025	70.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2024	3/1/2025	70.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2024	4/1/2025	80.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2024	4/29/2025	75.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2024	5/1/2025	90.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2024	6/3/2025	115.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2024	7/1/2025	100.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2024	7/29/2025	85.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2024	8/1/2025	80.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2024	9/2/2025	70.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2024	10/1/2025	75.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2024	10/7/2025	80.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2024	10/28/2025	75.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2024	11/1/2025	85.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2024	12/2/2025	75.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2024	12/23/2025	70.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2025	1/1/2025	65.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2025	2/3/2025	70.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2025	3/1/2025	70.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2025	3/31/2025	75.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2025	4/1/2025	75.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2025	5/1/2025	75.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2025	5/5/2025	90.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2025	6/2/2025	75.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2025	7/1/2025	75.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2025	7/7/2025	75.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2025	8/1/2025	75.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2025	8/4/2025	70.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2025	8/25/2025	70.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2025	9/1/2025	70.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2025	10/1/2025	70.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2025	10/6/2025	60.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2025	11/1/2025	60.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2025	12/1/2025	60.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee & -25% buffer	2025	12/22/2025	60.00%	100%	2.10%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2024	1/8/2025	No Cap	108%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2024	2/1/2025	No Cap	111%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2024	2/26/2025	No Cap	110%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2024	3/1/2025	No Cap	108%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2024	4/1/2025	No Cap	112%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2024	4/29/2025	No Cap	110%	6.00%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2024	5/1/2025	No Cap	115%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2024	6/3/2025	No Cap	116%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2024	7/1/2025	No Cap	110%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2024	7/29/2025	No Cap	108%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2024	8/1/2025	No Cap	107%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2024	9/2/2025	130.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2024	10/1/2025	No Cap	103%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2024	10/7/2025	No Cap	109%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2024	10/28/2025	No Cap	109%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2024	11/1/2025	No Cap	111%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2024	12/2/2025	No Cap	110%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2024	12/23/2025	No Cap	108%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2025	1/1/2025	No Cap	104%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2025	2/3/2025	No Cap	105%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2025	3/1/2025	No Cap	105%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2025	3/31/2025	No Cap	108%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2025	4/1/2025	No Cap	108%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2025	5/1/2025	No Cap	108%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2025	5/5/2025	No Cap	112%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2025	6/2/2025	No Cap	109%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2025	7/1/2025	No Cap	109%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2025	7/7/2025	No Cap	109%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2025	8/1/2025	No Cap	109%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2025	8/4/2025	No Cap	106%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2025	8/25/2025	No Cap	106%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2025	9/1/2025	No Cap	106%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2025	10/1/2025	No Cap	106%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2025	10/6/2025	No Cap	103%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2025	11/1/2025	No Cap	103%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2025	12/1/2025	No Cap	103%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -10% buffer	2025	12/22/2025	No Cap	101%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2024	1/8/2025	No Cap	106%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2024	2/1/2025	No Cap	107%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2024	2/26/2025	No Cap	106%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2024	3/1/2025	No Cap	105%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2024	4/1/2025	No Cap	111%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2024	4/29/2025	No Cap	106%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2024	5/1/2025	No Cap	110%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2024	6/3/2025	No Cap	112%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2024	7/1/2025	No Cap	108%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2024	7/29/2025	No Cap	104%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2024	8/1/2025	No Cap	102%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2024	9/2/2025	110.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2024	10/1/2025	150.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2024	10/7/2025	No Cap	106%	6.00%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2024	10/28/2025	No Cap	105%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2024	11/1/2025	No Cap	109%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2024	12/2/2025	No Cap	104%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2024	12/23/2025	No Cap	105%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2025	1/1/2025	No Cap	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2025	2/3/2025	No Cap	101%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2025	3/1/2025	No Cap	101%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2025	3/31/2025	No Cap	105%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2025	4/1/2025	No Cap	105%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2025	5/1/2025	No Cap	105%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2025	5/5/2025	No Cap	108%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2025	6/2/2025	No Cap	105%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2025	7/1/2025	No Cap	105%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2025	7/7/2025	No Cap	105%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2025	8/1/2025	No Cap	105%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2025	8/4/2025	No Cap	102%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2025	8/25/2025	No Cap	102%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2025	9/1/2025	No Cap	102%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2025	10/1/2025	No Cap	102%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2025	10/6/2025	No Cap	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2025	11/1/2025	No Cap	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2025	12/1/2025	No Cap	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -15% buffer	2025	12/22/2025	300.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2024	1/8/2025	125.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2024	2/1/2025	130.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2024	2/26/2025	120.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2024	3/1/2025	115.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2024	4/1/2025	No Cap	103%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2024	4/29/2025	No Cap	101%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2024	5/1/2025	No Cap	104%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2024	6/3/2025	No Cap	106%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2024	7/1/2025	No Cap	101%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2024	7/29/2025	135.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2024	8/1/2025	110.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2024	9/2/2025	85.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2024	10/1/2025	95.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2024	10/7/2025	No Cap	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2024	10/28/2025	No Cap	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2024	11/1/2025	No Cap	102%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2024	12/2/2025	110.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2024	12/23/2025	105.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2025	1/1/2025	85.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2025	2/3/2025	95.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2025	3/1/2025	95.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2025	3/31/2025	130.00%	100%	6.00%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2025	4/1/2025	130.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2025	5/1/2025	130.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2025	5/5/2025	225.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2025	6/2/2025	135.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2025	7/1/2025	135.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2025	7/7/2025	135.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2025	8/1/2025	135.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2025	8/4/2025	105.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2025	8/25/2025	105.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2025	9/1/2025	105.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2025	10/1/2025	105.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2025	10/6/2025	85.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2025	11/1/2025	85.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2025	12/1/2025	85.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Fee Plus & -25% buffer	2025	12/22/2025	85.00%	100%	6.00%
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2024	1/8/2025	10.75%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2024	2/1/2025	10.50%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2024	2/26/2025	10.75%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2024	3/1/2025	11.00%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2024	4/1/2025	11.00%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2024	4/29/2025	11.00%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2024	5/1/2025	11.50%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2024	6/3/2025	12.75%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2024	7/1/2025	12.00%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2024	7/29/2025	11.50%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2024	8/1/2025	11.25%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2024	9/2/2025	10.50%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2024	10/1/2025	10.50%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2024	10/7/2025	10.75%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2024	10/28/2025	11.00%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2024	11/1/2025	11.25%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2024	12/2/2025	10.75%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2024	12/23/2025	10.25%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2025	1/1/2025	10.00%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2025	2/3/2025	10.75%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2025	3/1/2025	10.75%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2025	3/31/2025	11.00%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2025	4/1/2025	11.00%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2025	5/1/2025	11.00%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2025	5/5/2025	12.25%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2025	6/2/2025	11.25%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2025	7/1/2025	11.25%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2025	7/7/2025	11.00%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2025	8/1/2025	11.00%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2025	8/4/2025	10.75%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2025	8/25/2025	10.75%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2025	9/1/2025	10.75%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2025	10/1/2025	10.75%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2025	10/6/2025	10.25%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2025	11/1/2025	10.25%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2025	12/1/2025	10.50%	100%	NA
6 Year	S&P 500 6 year w/ Annual Lock & -10% buffer	2025	12/22/2025	10.25%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	1/8/2025	21.75%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	2/1/2025	25.50%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	2/26/2025	24.50%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	3/1/2025	27.25%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	4/1/2025	27.25%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	4/29/2025	25.75%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	5/1/2025	25.75%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	6/3/2025	25.25%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	7/1/2025	25.25%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	7/29/2025	25.75%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	8/1/2025	24.25%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	9/2/2025	19.50%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	10/1/2025	25.25%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	10/7/2025	25.25%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	10/28/2025	25.75%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	11/1/2025	25.75%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	12/2/2025	22.00%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2024	12/23/2025	24.25%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	1/1/2025	22.00%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	2/3/2025	23.00%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	3/1/2025	23.00%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	3/31/2025	24.00%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	4/1/2025	24.00%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	5/1/2025	24.00%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	5/5/2025	36.00%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	6/2/2025	34.00%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	7/1/2025	34.00%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	7/7/2025	27.00%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	8/1/2025	27.00%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	8/4/2025	27.00%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	8/25/2025	27.00%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	9/1/2025	27.00%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	10/1/2025	27.00%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	10/6/2025	26.00%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	11/1/2025	26.00%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	12/1/2025	28.00%	100%	NA
3 Year	iShares US Real Estate 1 year w/ -10% buffer	2025	12/22/2025	28.00%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2024	1/8/2025	12.75%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	MSCI EAFE 1 year w/ -10% buffer	2024	2/1/2025	12.50%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2024	2/26/2025	12.25%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2024	3/1/2025	16.00%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2024	4/1/2025	15.50%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2024	4/29/2025	16.00%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2024	5/1/2025	17.75%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2024	6/3/2025	21.25%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2024	7/1/2025	15.75%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2024	7/29/2025	14.50%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2024	8/1/2025	12.50%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2024	9/2/2025	12.25%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2024	10/1/2025	13.50%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2024	10/7/2025	13.50%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2024	10/28/2025	13.75%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2024	11/1/2025	14.75%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2024	12/2/2025	14.00%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2024	12/23/2025	11.25%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2025	1/1/2025	13.00%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2025	2/3/2025	14.25%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2025	3/1/2025	14.25%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2025	3/31/2025	15.25%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2025	4/1/2025	15.25%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2025	5/1/2025	15.25%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2025	5/5/2025	18.50%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2025	6/2/2025	14.25%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2025	7/1/2025	14.25%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2025	7/7/2025	14.25%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2025	8/1/2025	14.25%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2025	8/4/2025	14.25%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2025	8/25/2025	14.25%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2025	9/1/2025	14.25%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2025	10/1/2025	14.25%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2025	10/6/2025	13.75%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2025	11/1/2025	13.75%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2025	12/1/2025	14.00%	100%	NA
3 Year	MSCI EAFE 1 year w/ -10% buffer	2025	12/22/2025	13.75%	100%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2024	1/8/2025	56.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2024	2/1/2025	67.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2024	2/26/2025	No Cap	101%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2024	3/1/2025	No Cap	104%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2024	4/1/2025	No Cap	105%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2024	4/29/2025	No Cap	107%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2024	5/1/2025	No Cap	107%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2024	6/3/2025	No Cap	104%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2024	7/1/2025	No Cap	104%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	MSCI EAFE 3 year w/ -10% buffer	2024	7/29/2025	No Cap	102%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2024	8/1/2025	49.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2024	9/2/2025	40.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2024	10/1/2025	56.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2024	10/7/2025	No Cap	104%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2024	10/28/2025	No Cap	104%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2024	11/1/2025	No Cap	104%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2024	12/2/2025	No Cap	104%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2024	12/23/2025	No Cap	102%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2025	1/1/2025	No Cap	100%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2025	2/3/2025	No Cap	104%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2025	3/1/2025	No Cap	104%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2025	3/31/2025	No Cap	106%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2025	4/1/2025	No Cap	106%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2025	5/1/2025	No Cap	106%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2025	5/5/2025	No Cap	112%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2025	6/2/2025	No Cap	109%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2025	7/1/2025	No Cap	109%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2025	7/7/2025	No Cap	109%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2025	8/1/2025	No Cap	109%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2025	8/4/2025	No Cap	109%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2025	8/25/2025	No Cap	109%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2025	9/1/2025	No Cap	109%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2025	10/1/2025	No Cap	109%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2025	10/6/2025	No Cap	108%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2025	11/1/2025	No Cap	108%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2025	12/1/2025	No Cap	108%	NA
3 Year	MSCI EAFE 3 year w/ -10% buffer	2025	12/22/2025	No Cap	107%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2024	1/8/2025	39.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2024	2/1/2025	39.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2024	2/26/2025	43.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2024	3/1/2025	51.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2024	4/1/2025	120.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2024	4/29/2025	126.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2024	5/1/2025	126.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2024	6/3/2025	102.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2024	7/1/2025	102.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2024	7/29/2025	102.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2024	8/1/2025	47.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2024	9/2/2025	38.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2024	10/1/2025	49.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2024	10/7/2025	102.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2024	10/28/2025	102.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2024	11/1/2025	102.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2024	12/2/2025	102.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	MSCI EAFE 3 year w/ -15% buffer	2024	12/23/2025	98.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2025	1/1/2025	82.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2025	2/3/2025	91.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2025	3/1/2025	91.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2025	3/31/2025	99.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2025	4/1/2025	99.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2025	5/1/2025	99.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2025	5/5/2025	No Cap	102%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2025	6/2/2025	500.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2025	7/1/2025	500.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2025	7/7/2025	500.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2025	8/1/2025	500.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2025	8/4/2025	500.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2025	8/25/2025	500.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2025	9/1/2025	500.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2025	10/1/2025	500.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2025	10/6/2025	400.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2025	11/1/2025	400.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2025	12/1/2025	400.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -15% buffer	2025	12/22/2025	300.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2024	1/8/2025	31.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2024	2/1/2025	32.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2024	2/26/2025	33.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2024	3/1/2025	39.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2024	4/1/2025	41.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2024	4/29/2025	53.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2024	5/1/2025	54.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2024	6/3/2025	52.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2024	7/1/2025	46.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2024	7/29/2025	42.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2024	8/1/2025	37.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2024	9/2/2025	33.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2024	10/1/2025	38.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2024	10/7/2025	45.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2024	10/28/2025	43.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2024	11/1/2025	52.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2024	12/2/2025	51.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2024	12/23/2025	41.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2025	1/1/2025	40.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2025	2/3/2025	46.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2025	3/1/2025	46.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2025	3/31/2025	50.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2025	4/1/2025	50.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2025	5/1/2025	50.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2025	5/5/2025	63.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	MSCI EAFE 3 year w/ -20% buffer	2025	6/2/2025	53.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2025	7/1/2025	53.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2025	7/7/2025	53.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2025	8/1/2025	53.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2025	8/4/2025	53.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2025	8/25/2025	53.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2025	9/1/2025	53.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2025	10/1/2025	53.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2025	10/6/2025	48.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2025	11/1/2025	48.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2025	12/1/2025	48.00%	100%	NA
3 Year	MSCI EAFE 3 year w/ -20% buffer	2025	12/22/2025	44.00%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	1/8/2025	13.75%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	2/1/2025	13.75%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	2/26/2025	14.50%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	3/1/2025	14.75%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	4/1/2025	15.75%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	4/29/2025	16.50%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	5/1/2025	17.75%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	6/3/2025	22.75%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	7/1/2025	23.25%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	7/29/2025	21.75%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	8/1/2025	14.25%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	9/2/2025	13.50%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	10/1/2025	13.75%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	10/7/2025	13.25%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	10/28/2025	14.50%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	11/1/2025	14.50%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	12/2/2025	17.25%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2024	12/23/2025	15.75%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	1/1/2025	15.50%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	2/3/2025	16.75%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	3/1/2025	16.75%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	3/31/2025	18.25%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	4/1/2025	18.25%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	5/1/2025	18.25%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	5/5/2025	23.50%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	6/2/2025	18.75%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	7/1/2025	18.75%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	7/7/2025	17.25%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	8/1/2025	17.25%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	8/4/2025	15.75%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	8/25/2025	15.75%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	9/1/2025	15.75%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	10/1/2025	15.75%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	10/6/2025	14.00%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	11/1/2025	14.00%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	12/1/2025	17.00%	100%	NA
3 Year	MSCI Emerging Markets 1 year w/ -10% buffer	2025	12/22/2025	16.75%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2024	1/8/2025	15.25%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2024	2/1/2025	15.00%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2024	2/26/2025	14.75%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2024	3/1/2025	14.75%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2024	4/1/2025	14.25%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2024	4/29/2025	16.50%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2024	5/1/2025	19.50%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2024	6/3/2025	21.75%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2024	7/1/2025	18.50%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2024	7/29/2025	17.50%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2024	8/1/2025	15.50%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2024	9/2/2025	14.75%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2024	10/1/2025	14.25%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2024	10/7/2025	14.25%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2024	10/28/2025	14.75%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2024	11/1/2025	15.75%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2024	12/2/2025	16.75%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2024	12/23/2025	15.25%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2025	1/1/2025	14.50%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2025	2/3/2025	15.50%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2025	3/1/2025	15.50%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2025	3/31/2025	17.00%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2025	4/1/2025	17.00%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2025	5/1/2025	17.00%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2025	5/5/2025	21.50%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2025	6/2/2025	17.50%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2025	7/1/2025	17.50%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2025	7/7/2025	16.50%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2025	8/1/2025	16.50%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2025	8/4/2025	15.50%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2025	8/25/2025	15.00%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2025	9/1/2025	15.00%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2025	10/1/2025	15.00%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2025	10/6/2025	14.50%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2025	11/1/2025	14.50%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2025	12/1/2025	17.50%	100%	NA
3 Year	NASDAQ 100 1 year w/ -10% buffer	2025	12/22/2025	16.50%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2024	1/8/2025	47.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2024	2/1/2025	47.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2024	2/26/2025	47.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2024	3/1/2025	49.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	NASDAQ 100 3 year w/ -10% buffer	2024	4/1/2025	50.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2024	4/29/2025	49.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2024	5/1/2025	56.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2024	6/3/2025	66.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2024	7/1/2025	59.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2024	7/29/2025	54.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2024	8/1/2025	50.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2024	9/2/2025	45.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2024	10/1/2025	46.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2024	10/7/2025	49.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2024	10/28/2025	51.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2024	11/1/2025	54.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2024	12/2/2025	51.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2024	12/23/2025	45.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2025	1/1/2025	41.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2025	2/3/2025	44.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2025	3/1/2025	44.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2025	3/31/2025	48.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2025	4/1/2025	48.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2025	5/1/2025	48.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2025	5/5/2025	58.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2025	6/2/2025	50.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2025	7/1/2025	50.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2025	7/7/2025	48.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2025	8/1/2025	48.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2025	8/4/2025	45.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2025	8/25/2025	45.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2025	9/1/2025	45.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2025	10/1/2025	45.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2025	10/6/2025	42.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2025	11/1/2025	42.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2025	12/1/2025	45.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -10% buffer	2025	12/22/2025	44.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2024	1/8/2025	42.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2024	2/1/2025	41.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2024	2/26/2025	40.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2024	3/1/2025	42.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2024	4/1/2025	42.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2024	4/29/2025	42.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2024	5/1/2025	47.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2024	6/3/2025	52.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2024	7/1/2025	48.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2024	7/29/2025	46.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2024	8/1/2025	43.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2024	9/2/2025	40.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	NASDAQ 100 3 year w/ -15% buffer	2024	10/1/2025	40.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2024	10/7/2025	42.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2024	10/28/2025	43.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2024	11/1/2025	46.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2024	12/2/2025	43.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2024	12/23/2025	38.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2025	1/1/2025	36.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2025	2/3/2025	38.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2025	3/1/2025	38.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2025	3/31/2025	41.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2025	4/1/2025	41.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2025	5/1/2025	41.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2025	5/5/2025	48.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2025	6/2/2025	43.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2025	7/1/2025	43.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2025	7/7/2025	42.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2025	8/1/2025	42.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2025	8/4/2025	40.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2025	8/25/2025	40.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2025	9/1/2025	40.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2025	10/1/2025	40.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2025	10/6/2025	37.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2025	11/1/2025	37.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2025	12/1/2025	40.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -15% buffer	2025	12/22/2025	39.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2024	1/8/2025	36.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2024	2/1/2025	36.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2024	2/26/2025	35.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2024	3/1/2025	37.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2024	4/1/2025	37.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2024	4/29/2025	37.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2024	5/1/2025	40.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2024	6/3/2025	44.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2024	7/1/2025	41.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2024	7/29/2025	40.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2024	8/1/2025	37.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2024	9/2/2025	34.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2024	10/1/2025	35.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2024	10/7/2025	36.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2024	10/28/2025	37.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2024	11/1/2025	38.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2024	12/2/2025	38.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2024	12/23/2025	35.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2025	1/1/2025	33.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2025	2/3/2025	34.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	NASDAQ 100 3 year w/ -20% buffer	2025	3/1/2025	34.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2025	3/31/2025	36.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2025	4/1/2025	36.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2025	5/1/2025	36.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2025	5/5/2025	42.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2025	6/2/2025	38.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2025	7/1/2025	38.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2025	7/7/2025	37.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2025	8/1/2025	37.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2025	8/4/2025	35.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2025	8/25/2025	35.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2025	9/1/2025	35.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2025	10/1/2025	35.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2025	10/6/2025	32.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2025	11/1/2025	32.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2025	12/1/2025	36.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ -20% buffer	2025	12/22/2025	35.00%	100%	NA
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	1/8/2025	59.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	2/1/2025	60.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	2/26/2025	63.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	3/1/2025	70.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	4/1/2025	63.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	4/29/2025	64.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	5/1/2025	76.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	6/3/2025	88.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	7/1/2025	82.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	7/29/2025	66.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	8/1/2025	60.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	9/2/2025	57.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	10/1/2025	58.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	10/7/2025	65.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	10/28/2025	71.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	11/1/2025	88.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	12/2/2025	64.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2024	12/23/2025	57.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	1/1/2025	51.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	2/3/2025	52.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	3/1/2025	52.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	3/31/2025	58.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	4/1/2025	58.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	5/1/2025	58.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	5/5/2025	72.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	6/2/2025	62.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	7/1/2025	62.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	7/7/2025	62.00%	100%	3.00%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	8/1/2025	62.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	8/4/2025	57.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	8/25/2025	57.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	9/1/2025	57.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	10/1/2025	57.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	10/6/2025	52.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	11/1/2025	52.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	12/1/2025	54.00%	100%	3.00%
3 Year	NASDAQ 100 3 year w/ Annual Fee Plus & -15% buffer	2025	12/22/2025	52.00%	100%	3.00%
3 Year	Russell 2000 1 year w/ -10% buffer	2024	1/8/2025	18.00%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2024	2/1/2025	17.75%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2024	2/26/2025	17.00%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2024	3/1/2025	17.75%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2024	4/1/2025	17.25%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2024	4/29/2025	19.25%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2024	5/1/2025	21.50%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2024	6/3/2025	26.00%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2024	7/1/2025	21.75%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2024	7/29/2025	19.25%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2024	8/1/2025	17.00%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2024	9/2/2025	18.00%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2024	10/1/2025	18.25%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2024	10/7/2025	18.25%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2024	10/28/2025	19.00%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2024	11/1/2025	20.25%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2024	12/2/2025	20.50%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2024	12/23/2025	19.25%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2025	1/1/2025	17.75%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2025	2/3/2025	18.25%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2025	3/1/2025	18.25%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2025	3/31/2025	19.75%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2025	4/1/2025	19.75%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2025	5/1/2025	19.75%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2025	5/5/2025	23.25%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2025	6/2/2025	19.00%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2025	7/1/2025	19.00%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2025	7/7/2025	19.00%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2025	8/1/2025	19.00%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2025	8/4/2025	19.00%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2025	8/25/2025	19.00%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2025	9/1/2025	19.00%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2025	10/1/2025	19.00%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2025	10/6/2025	18.00%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2025	11/1/2025	18.00%	100%	NA
3 Year	Russell 2000 1 year w/ -10% buffer	2025	12/1/2025	19.75%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	Russell 2000 1 year w/ -10% buffer	2025	12/22/2025	19.50%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2024	1/8/2025	63.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2024	2/1/2025	65.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2024	2/26/2025	70.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2024	3/1/2025	71.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2024	4/1/2025	72.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2024	4/29/2025	67.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2024	5/1/2025	80.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2024	6/3/2025	76.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2024	7/1/2025	74.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2024	7/29/2025	65.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2024	8/1/2025	56.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2024	9/2/2025	54.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2024	10/1/2025	57.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2024	10/7/2025	64.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2024	10/28/2025	69.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2024	11/1/2025	81.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2024	12/2/2025	74.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2024	12/23/2025	64.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2025	1/1/2025	53.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2025	2/3/2025	55.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2025	3/1/2025	55.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2025	3/31/2025	62.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2025	4/1/2025	62.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2025	5/1/2025	62.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2025	5/5/2025	80.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2025	6/2/2025	68.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2025	7/1/2025	68.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2025	7/7/2025	64.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2025	8/1/2025	64.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2025	8/4/2025	62.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2025	8/25/2025	62.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2025	9/1/2025	62.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2025	10/1/2025	62.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2025	10/6/2025	54.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2025	11/1/2025	54.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2025	12/1/2025	58.00%	100%	NA
3 Year	Russell 2000 3 year w/ -10% buffer	2025	12/22/2025	54.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2024	1/8/2025	51.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2024	2/1/2025	50.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2024	2/26/2025	50.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2024	3/1/2025	51.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2024	4/1/2025	56.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2024	4/29/2025	54.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2024	5/1/2025	61.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	Russell 2000 3 year w/ -15% buffer	2024	6/3/2025	73.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2024	7/1/2025	59.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2024	7/29/2025	54.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2024	8/1/2025	48.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2024	9/2/2025	48.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2024	10/1/2025	50.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2024	10/7/2025	54.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2024	10/28/2025	56.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2024	11/1/2025	61.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2024	12/2/2025	56.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2024	12/23/2025	52.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2025	1/1/2025	45.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2025	2/3/2025	46.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2025	3/1/2025	46.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2025	3/31/2025	51.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2025	4/1/2025	51.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2025	5/1/2025	51.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2025	5/5/2025	61.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2025	6/2/2025	53.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2025	7/1/2025	53.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2025	7/7/2025	53.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2025	8/1/2025	53.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2025	8/4/2025	50.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2025	8/25/2025	50.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2025	9/1/2025	50.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2025	10/1/2025	50.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2025	10/6/2025	45.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2025	11/1/2025	45.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2025	12/1/2025	49.00%	100%	NA
3 Year	Russell 2000 3 year w/ -15% buffer	2025	12/22/2025	46.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2024	1/8/2025	41.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2024	2/1/2025	41.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2024	2/26/2025	40.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2024	3/1/2025	41.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2024	4/1/2025	44.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2024	4/29/2025	45.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2024	5/1/2025	49.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2024	6/3/2025	58.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2024	7/1/2025	49.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2024	7/29/2025	46.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2024	8/1/2025	41.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2024	9/2/2025	42.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2024	10/1/2025	43.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2024	10/7/2025	46.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2024	10/28/2025	47.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	Russell 2000 3 year w/ -20% buffer	2024	11/1/2025	50.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2024	12/2/2025	48.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2024	12/23/2025	43.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2025	1/1/2025	39.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2025	2/3/2025	40.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2025	3/1/2025	40.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2025	3/31/2025	44.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2025	4/1/2025	44.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2025	5/1/2025	44.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2025	5/5/2025	51.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2025	6/2/2025	45.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2025	7/1/2025	45.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2025	7/7/2025	43.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2025	8/1/2025	43.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2025	8/4/2025	43.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2025	8/25/2025	43.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2025	9/1/2025	43.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2025	10/1/2025	43.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2025	10/6/2025	38.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2025	11/1/2025	38.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2025	12/1/2025	41.00%	100%	NA
3 Year	Russell 2000 3 year w/ -20% buffer	2025	12/22/2025	39.00%	100%	NA
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	1/8/2025	89.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	2/1/2025	110.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	2/26/2025	136.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	3/1/2025	No Cap	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	4/1/2025	125.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	4/29/2025	No Cap	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	5/1/2025	No Cap	103%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	6/3/2025	No Cap	106%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	7/1/2025	No Cap	101%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	7/29/2025	No Cap	101%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	8/1/2025	84.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	9/2/2025	74.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	10/1/2025	82.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	10/7/2025	No Cap	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	10/28/2025	No Cap	102%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	11/1/2025	No Cap	108%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	12/2/2025	No Cap	101%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2024	12/23/2025	107.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	1/1/2025	70.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	2/3/2025	72.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	3/1/2025	72.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	3/31/2025	80.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	4/1/2025	80.00%	100%	3.00%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	5/1/2025	80.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	5/5/2025	No Cap	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	6/2/2025	200.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	7/1/2025	200.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	7/7/2025	200.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	8/1/2025	200.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	8/4/2025	175.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	8/25/2025	175.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	9/1/2025	175.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	10/1/2025	175.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	10/6/2025	70.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	11/1/2025	70.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	12/1/2025	74.00%	100%	3.00%
3 Year	Russell 2000 3 year w/ Annual Fee Plus & -15% buffer	2025	12/22/2025	70.00%	100%	3.00%
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	1/8/2025	15.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	2/1/2025	15.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	2/26/2025	16.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	3/1/2025	18.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	4/1/2025	18.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	4/29/2025	19.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	5/1/2025	20.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	6/3/2025	18.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	7/1/2025	20.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	7/29/2025	18.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	8/1/2025	13.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	9/2/2025	14.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	10/1/2025	15.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	10/7/2025	15.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	10/28/2025	15.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	11/1/2025	15.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	12/2/2025	17.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2024	12/23/2025	16.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	1/1/2025	14.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	2/3/2025	15.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	3/1/2025	15.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	3/31/2025	15.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	4/1/2025	15.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	5/1/2025	15.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	5/5/2025	24.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	6/2/2025	18.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	7/1/2025	18.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	7/7/2025	18.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	8/1/2025	18.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	8/4/2025	18.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	8/25/2025	17.75%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	9/1/2025	17.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	10/1/2025	17.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	10/6/2025	14.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	11/1/2025	14.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	12/1/2025	17.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -10% buffer	2025	12/22/2025	17.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	1/8/2025	8.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	2/1/2025	8.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	2/26/2025	8.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	3/1/2025	9.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	4/1/2025	9.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	4/29/2025	9.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	5/1/2025	10.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	6/3/2025	15.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	7/1/2025	10.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	7/29/2025	9.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	8/1/2025	8.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	9/2/2025	8.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	10/1/2025	7.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	10/7/2025	7.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	10/28/2025	7.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	11/1/2025	8.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	12/2/2025	8.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2024	12/23/2025	8.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	1/1/2025	7.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	2/3/2025	7.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	3/1/2025	7.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	3/31/2025	8.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	4/1/2025	8.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	5/1/2025	8.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	5/5/2025	11.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	6/2/2025	9.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	7/1/2025	9.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	7/7/2025	9.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	8/1/2025	9.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	8/4/2025	9.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	8/25/2025	8.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	9/1/2025	8.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	10/1/2025	8.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	10/6/2025	7.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	11/1/2025	7.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	12/1/2025	8.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -15% buffer	2025	12/22/2025	8.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	1/8/2025	4.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	2/1/2025	4.25%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	2/26/2025	4.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	3/1/2025	4.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	4/1/2025	4.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	4/29/2025	4.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	5/1/2025	5.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	6/3/2025	7.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	7/1/2025	5.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	7/29/2025	4.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	8/1/2025	4.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	9/2/2025	4.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	10/1/2025	4.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	10/7/2025	4.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	10/28/2025	3.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	11/1/2025	3.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	12/2/2025	4.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2024	12/23/2025	3.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	1/1/2025	3.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	2/3/2025	3.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	3/1/2025	3.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	3/31/2025	3.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	4/1/2025	3.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	5/1/2025	3.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	5/5/2025	5.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	6/2/2025	4.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	7/1/2025	4.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	7/7/2025	4.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	8/1/2025	4.50%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	8/4/2025	4.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	8/25/2025	3.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	9/1/2025	3.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	10/1/2025	3.75%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	10/6/2025	3.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	11/1/2025	3.25%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	12/1/2025	4.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year Dual Directional w/ -20% buffer	2025	12/22/2025	4.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	1/8/2025	9.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	2/1/2025	9.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	2/26/2025	9.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	3/1/2025	9.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	4/1/2025	9.40%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	4/29/2025	9.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	5/1/2025	11.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	6/3/2025	13.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	7/1/2025	11.00%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	7/29/2025	10.00%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	8/1/2025	9.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	9/2/2025	9.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	10/1/2025	8.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	10/7/2025	8.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	10/28/2025	9.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	11/1/2025	9.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	12/2/2025	9.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2024	12/23/2025	9.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	1/1/2025	8.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	2/3/2025	9.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	3/1/2025	9.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	3/31/2025	10.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	4/1/2025	10.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	5/1/2025	10.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	5/5/2025	12.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	6/2/2025	10.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	7/1/2025	10.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	7/7/2025	10.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	8/1/2025	10.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	8/4/2025	9.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	8/25/2025	9.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	9/1/2025	9.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	10/1/2025	9.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	10/6/2025	9.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	11/1/2025	9.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	12/1/2025	10.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -10% buffer	2025	12/22/2025	10.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	1/8/2025	7.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	2/1/2025	7.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	2/26/2025	7.70%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	3/1/2025	7.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	4/1/2025	7.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	4/29/2025	8.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	5/1/2025	9.00%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	6/3/2025	10.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	7/1/2025	8.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	7/29/2025	8.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	8/1/2025	7.40%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	9/2/2025	7.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	10/1/2025	7.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	10/7/2025	7.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	10/28/2025	7.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	11/1/2025	7.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	12/2/2025	8.00%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2024	12/23/2025	7.55%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	1/1/2025	7.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	2/3/2025	7.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	3/1/2025	7.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	3/31/2025	8.00%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	4/1/2025	8.00%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	5/1/2025	8.00%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	5/5/2025	10.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	6/2/2025	8.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	7/1/2025	8.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	7/7/2025	8.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	8/1/2025	8.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	8/4/2025	8.00%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	8/25/2025	7.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	9/1/2025	7.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	10/1/2025	7.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	10/6/2025	7.40%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	11/1/2025	7.40%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	12/1/2025	8.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -15% buffer	2025	12/22/2025	7.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	1/8/2025	6.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	2/1/2025	6.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	2/26/2025	6.40%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	3/1/2025	6.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	4/1/2025	6.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	4/29/2025	6.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	5/1/2025	7.40%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	6/3/2025	8.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	7/1/2025	7.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	7/29/2025	6.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	8/1/2025	6.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	9/2/2025	6.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	10/1/2025	5.90%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	10/7/2025	5.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	10/28/2025	6.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	11/1/2025	6.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	12/2/2025	6.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2024	12/23/2025	6.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	1/1/2025	6.00%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	2/3/2025	6.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	3/1/2025	6.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	3/31/2025	6.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	4/1/2025	6.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	5/1/2025	6.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	5/5/2025	8.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	6/2/2025	6.75%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	7/1/2025	6.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	7/7/2025	6.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	8/1/2025	6.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	8/4/2025	6.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	8/25/2025	6.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	9/1/2025	6.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	10/1/2025	6.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	10/6/2025	5.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	11/1/2025	5.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	12/1/2025	6.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -20% buffer	2025	12/22/2025	6.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	1/8/2025	6.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	2/1/2025	6.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	2/26/2025	6.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	3/1/2025	6.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	4/1/2025	6.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	4/29/2025	7.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	5/1/2025	8.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	6/3/2025	10.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	7/1/2025	8.00%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	7/29/2025	7.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	8/1/2025	7.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	9/2/2025	6.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	10/1/2025	6.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	10/7/2025	6.40%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	10/28/2025	6.70%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	11/1/2025	7.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	12/2/2025	7.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2024	12/23/2025	6.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	1/1/2025	6.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	2/3/2025	6.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	3/1/2025	6.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	3/31/2025	7.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	4/1/2025	7.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	5/1/2025	7.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	5/5/2025	9.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	6/2/2025	7.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	7/1/2025	7.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	7/7/2025	7.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	8/1/2025	7.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	8/4/2025	7.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	8/25/2025	7.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	9/1/2025	7.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	10/1/2025	7.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	10/6/2025	6.80%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	11/1/2025	6.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	12/1/2025	7.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Contingent Return & -30% trigger	2025	12/22/2025	7.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	1/8/2025	7.00%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	2/1/2025	7.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	2/26/2025	7.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	3/1/2025	7.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	4/1/2025	7.00%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	4/29/2025	7.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	5/1/2025	8.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	6/3/2025	9.70%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	7/1/2025	8.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	7/29/2025	7.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	8/1/2025	7.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	9/2/2025	7.00%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	10/1/2025	6.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	10/7/2025	6.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	10/28/2025	7.00%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	11/1/2025	7.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	12/2/2025	7.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2024	12/23/2025	7.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	1/1/2025	6.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	2/3/2025	6.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	3/1/2025	6.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	3/31/2025	7.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	4/1/2025	7.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	5/1/2025	7.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	5/5/2025	9.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	6/2/2025	7.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	7/1/2025	7.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	7/7/2025	7.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	8/1/2025	7.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	8/4/2025	7.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	8/25/2025	7.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	9/1/2025	7.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	10/1/2025	7.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	10/6/2025	7.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	11/1/2025	7.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	12/1/2025	7.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -10% buffer	2025	12/22/2025	7.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	1/8/2025	6.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	2/1/2025	6.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	2/26/2025	6.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	3/1/2025	6.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	4/1/2025	6.10%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	4/29/2025	6.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	5/1/2025	6.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	6/3/2025	8.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	7/1/2025	7.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	7/29/2025	6.70%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	8/1/2025	6.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	9/2/2025	6.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	10/1/2025	5.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	10/7/2025	5.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	10/28/2025	6.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	11/1/2025	6.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	12/2/2025	6.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2024	12/23/2025	6.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	1/1/2025	5.90%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	2/3/2025	6.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	3/1/2025	6.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	3/31/2025	6.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	4/1/2025	6.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	5/1/2025	6.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	5/5/2025	7.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	6/2/2025	6.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	7/1/2025	6.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	7/7/2025	6.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	8/1/2025	6.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	8/4/2025	6.40%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	8/25/2025	6.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	9/1/2025	6.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	10/1/2025	6.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	10/6/2025	5.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	11/1/2025	5.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	12/1/2025	6.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -15% buffer	2025	12/22/2025	6.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	1/8/2025	5.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	2/1/2025	5.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	2/26/2025	5.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	3/1/2025	5.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	4/1/2025	5.40%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	4/29/2025	5.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	5/1/2025	6.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	6/3/2025	7.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	7/1/2025	6.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	7/29/2025	5.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	8/1/2025	5.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	9/2/2025	5.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	10/1/2025	5.20%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	10/7/2025	5.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	10/28/2025	5.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	11/1/2025	5.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	12/2/2025	5.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2024	12/23/2025	5.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	1/1/2025	5.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	2/3/2025	5.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	3/1/2025	5.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	3/31/2025	5.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	4/1/2025	5.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	5/1/2025	5.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	5/5/2025	6.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	6/2/2025	5.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	7/1/2025	5.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	7/7/2025	5.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	8/1/2025	5.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	8/4/2025	5.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	8/25/2025	5.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	9/1/2025	5.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	10/1/2025	5.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	10/6/2025	5.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	11/1/2025	5.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	12/1/2025	5.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -20% buffer	2025	12/22/2025	5.40%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	1/8/2025	4.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	2/1/2025	4.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	2/26/2025	4.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	3/1/2025	4.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	4/1/2025	4.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	4/29/2025	5.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	5/1/2025	5.40%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	6/3/2025	6.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	7/1/2025	5.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	7/29/2025	5.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	8/1/2025	4.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	9/2/2025	4.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	10/1/2025	4.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	10/7/2025	4.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	10/28/2025	4.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	11/1/2025	4.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	12/2/2025	4.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2024	12/23/2025	4.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	1/1/2025	4.40%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	2/3/2025	4.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	3/1/2025	4.55%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	3/31/2025	4.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	4/1/2025	4.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	5/1/2025	4.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	5/5/2025	5.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	6/2/2025	4.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	7/1/2025	4.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	7/7/2025	4.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	8/1/2025	4.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	8/4/2025	4.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	8/25/2025	4.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	9/1/2025	4.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	10/1/2025	4.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	10/6/2025	4.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	11/1/2025	4.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	12/1/2025	4.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 1 year w/ Income Choice & -25% buffer	2025	12/22/2025	4.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	1/8/2025	18.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	2/1/2025	18.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	2/26/2025	18.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	3/1/2025	18.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	4/1/2025	18.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	4/29/2025	19.00%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	5/1/2025	20.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	6/3/2025	24.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	7/1/2025	20.40%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	7/29/2025	19.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	8/1/2025	18.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	9/2/2025	17.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	10/1/2025	17.40%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	10/7/2025	17.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	10/28/2025	17.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	11/1/2025	18.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	12/2/2025	18.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2024	12/23/2025	17.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	1/1/2025	17.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	2/3/2025	17.90%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	3/1/2025	17.90%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	3/31/2025	18.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	4/1/2025	18.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	5/1/2025	18.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	5/5/2025	23.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	6/2/2025	19.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	7/1/2025	19.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	7/7/2025	19.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	8/1/2025	19.35%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	8/4/2025	18.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	8/25/2025	18.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	9/1/2025	18.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	10/1/2025	18.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	10/6/2025	17.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	11/1/2025	17.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	12/1/2025	19.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -10% buffer	2025	12/22/2025	18.90%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	1/8/2025	15.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	2/1/2025	15.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	2/26/2025	15.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	3/1/2025	15.90%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	4/1/2025	15.90%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	4/29/2025	16.40%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	5/1/2025	17.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	6/3/2025	20.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	7/1/2025	17.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	7/29/2025	16.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	8/1/2025	15.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	9/2/2025	14.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	10/1/2025	14.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	10/7/2025	14.90%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	10/28/2025	15.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	11/1/2025	15.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	12/2/2025	15.90%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2024	12/23/2025	15.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	1/1/2025	14.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	2/3/2025	15.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	3/1/2025	15.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	3/31/2025	16.00%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	4/1/2025	16.00%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	5/1/2025	16.00%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	5/5/2025	19.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	6/2/2025	16.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	7/1/2025	16.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	7/7/2025	16.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	8/1/2025	16.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	8/4/2025	15.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	8/25/2025	15.70%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	9/1/2025	15.70%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	10/1/2025	15.70%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	10/6/2025	14.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	11/1/2025	14.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	12/1/2025	16.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -15% buffer	2025	12/22/2025	15.80%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	1/8/2025	13.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	2/1/2025	13.40%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	2/26/2025	13.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	3/1/2025	13.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	4/1/2025	13.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	4/29/2025	14.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	5/1/2025	15.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	6/3/2025	17.70%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	7/1/2025	15.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	7/29/2025	14.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	8/1/2025	12.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	9/2/2025	12.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	10/1/2025	13.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	10/7/2025	13.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	10/28/2025	13.00%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	11/1/2025	13.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	12/2/2025	13.70%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2024	12/23/2025	12.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	1/1/2025	12.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	2/3/2025	13.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	3/1/2025	13.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	3/31/2025	13.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	4/1/2025	13.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	5/1/2025	13.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	5/5/2025	16.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	6/2/2025	14.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	7/1/2025	14.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	7/7/2025	14.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	8/1/2025	14.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	8/4/2025	13.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	8/25/2025	13.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	9/1/2025	13.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	10/1/2025	13.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	10/6/2025	12.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	11/1/2025	12.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	12/1/2025	13.70%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 2 year w/ Contingent Return & -20% buffer	2025	12/22/2025	13.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	1/8/2025	No Cap	113%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	2/1/2025	No Cap	116%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	2/26/2025	No Cap	114%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	3/1/2025	No Cap	119%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	4/1/2025	No Cap	121%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	4/29/2025	No Cap	118%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	5/1/2025	No Cap	120%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	6/3/2025	No Cap	118%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	7/1/2025	No Cap	116%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	7/29/2025	No Cap	117%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	8/1/2025	No Cap	110%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	9/2/2025	No Cap	107%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	10/1/2025	No Cap	110%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	10/7/2025	No Cap	115%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	10/28/2025	No Cap	118%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	11/1/2025	No Cap	116%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	12/2/2025	No Cap	112%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2024	12/23/2025	No Cap	115%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	1/1/2025	No Cap	106%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	2/3/2025	No Cap	108%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	3/1/2025	No Cap	108%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	3/31/2025	No Cap	110%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	4/1/2025	No Cap	110%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	5/1/2025	No Cap	110%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	5/5/2025	No Cap	115%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	6/2/2025	No Cap	112%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	7/1/2025	No Cap	112%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	7/7/2025	No Cap	112%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	8/1/2025	No Cap	112%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	8/4/2025	No Cap	112%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	8/25/2025	No Cap	109%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	9/1/2025	No Cap	109%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	10/1/2025	No Cap	109%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	10/6/2025	No Cap	103%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	11/1/2025	No Cap	103%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	12/1/2025	No Cap	103%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -10% buffer	2025	12/22/2025	No Cap	103%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	1/8/2025	No Cap	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	2/1/2025	No Cap	102%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	2/26/2025	No Cap	103%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	3/1/2025	No Cap	108%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	4/1/2025	No Cap	108%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	4/29/2025	No Cap	107%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	5/1/2025	No Cap	111%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	6/3/2025	No Cap	116%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	7/1/2025	No Cap	107%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	7/29/2025	No Cap	104%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	8/1/2025	63.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	9/2/2025	54.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	10/1/2025	62.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	10/7/2025	No Cap	104%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	10/28/2025	No Cap	105%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	11/1/2025	No Cap	110%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	12/2/2025	No Cap	107%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2024	12/23/2025	No Cap	101%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	1/1/2025	45.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	2/3/2025	52.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	3/1/2025	52.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	3/31/2025	56.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	4/1/2025	56.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	5/1/2025	56.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	5/5/2025	No Cap	106%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	6/2/2025	No Cap	103%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	7/1/2025	No Cap	103%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	7/7/2025	No Cap	103%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	8/1/2025	No Cap	103%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	8/4/2025	No Cap	103%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	8/25/2025	No Cap	101%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	9/1/2025	No Cap	101%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	10/1/2025	No Cap	101%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	10/6/2025	200.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	11/1/2025	200.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	12/1/2025	225.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -15% buffer	2025	12/22/2025	100.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	1/8/2025	38.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	2/1/2025	38.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	2/26/2025	40.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	3/1/2025	46.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	4/1/2025	57.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	4/29/2025	52.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	5/1/2025	No Cap	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	6/3/2025	No Cap	103%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	7/1/2025	49.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	7/29/2025	46.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	8/1/2025	38.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	9/2/2025	37.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	10/1/2025	38.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	10/7/2025	42.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	10/28/2025	43.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	11/1/2025	52.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	12/2/2025	41.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2024	12/23/2025	35.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	1/1/2025	31.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	2/3/2025	34.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	3/1/2025	34.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	3/31/2025	37.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	4/1/2025	37.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	5/1/2025	37.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	5/5/2025	58.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	6/2/2025	42.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	7/1/2025	42.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	7/7/2025	42.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	8/1/2025	42.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	8/4/2025	40.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	8/25/2025	38.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	9/1/2025	38.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	10/1/2025	38.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	10/6/2025	31.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	11/1/2025	31.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	12/1/2025	34.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -20% buffer	2025	12/22/2025	33.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	1/8/2025	28.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	2/1/2025	28.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	2/26/2025	27.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	3/1/2025	29.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	4/1/2025	32.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	4/29/2025	32.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	5/1/2025	35.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	6/3/2025	45.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	7/1/2025	33.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	7/29/2025	32.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	8/1/2025	27.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	9/2/2025	27.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	10/1/2025	27.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	10/7/2025	28.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	10/28/2025	28.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	11/1/2025	30.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	12/2/2025	30.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2024	12/23/2025	25.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	1/1/2025	23.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	2/3/2025	25.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	3/1/2025	25.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	3/31/2025	26.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	4/1/2025	26.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	5/1/2025	26.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	5/5/2025	36.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	6/2/2025	30.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	7/1/2025	30.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	7/7/2025	30.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	8/1/2025	30.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	8/4/2025	28.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	8/25/2025	26.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	9/1/2025	26.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	10/1/2025	26.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	10/6/2025	21.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	11/1/2025	21.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	12/1/2025	24.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year Dual Directional w/ -25% buffer	2025	12/22/2025	23.00%	100%	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	1/8/2025	25.70%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	2/1/2025	26.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	2/26/2025	26.40%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	3/1/2025	26.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	4/1/2025	26.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	4/29/2025	27.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	5/1/2025	30.00%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	6/3/2025	33.90%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	7/1/2025	29.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	7/29/2025	28.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	8/1/2025	27.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	9/2/2025	25.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	10/1/2025	25.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	10/7/2025	26.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	10/28/2025	26.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	11/1/2025	27.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	12/2/2025	27.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2024	12/23/2025	26.00%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	1/1/2025	25.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	2/3/2025	26.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	3/1/2025	26.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	3/31/2025	27.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	4/1/2025	27.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	5/1/2025	27.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	5/5/2025	32.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	6/2/2025	27.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	7/1/2025	27.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	7/7/2025	27.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	8/1/2025	27.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	8/4/2025	26.90%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	8/25/2025	26.70%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	9/1/2025	26.70%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	10/1/2025	26.70%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	10/6/2025	25.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	11/1/2025	25.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	12/1/2025	27.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -10% buffer	2025	12/22/2025	26.40%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	1/8/2025	22.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	2/1/2025	22.75%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	2/26/2025	23.00%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	3/1/2025	23.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	4/1/2025	22.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	4/29/2025	24.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	5/1/2025	25.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	6/3/2025	29.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	7/1/2025	26.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	7/29/2025	24.95%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	8/1/2025	23.70%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	9/2/2025	22.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	10/1/2025	22.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	10/7/2025	22.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	10/28/2025	23.00%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	11/1/2025	23.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	12/2/2025	23.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2024	12/23/2025	22.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	1/1/2025	21.90%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	2/3/2025	22.70%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	3/1/2025	22.70%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	3/31/2025	23.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	4/1/2025	23.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	5/1/2025	23.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	5/5/2025	27.45%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	6/2/2025	23.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	7/1/2025	23.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	7/7/2025	23.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	8/1/2025	23.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	8/4/2025	23.40%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	8/25/2025	23.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	9/1/2025	23.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	10/1/2025	23.20%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	10/6/2025	21.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	11/1/2025	21.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	12/1/2025	23.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -15% buffer	2025	12/22/2025	22.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	1/8/2025	20.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	2/1/2025	20.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	2/26/2025	20.35%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	3/1/2025	21.10%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	4/1/2025	21.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	4/29/2025	21.60%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	5/1/2025	23.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	6/3/2025	25.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	7/1/2025	22.65%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	7/29/2025	22.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	8/1/2025	21.50%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	9/2/2025	19.90%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	10/1/2025	20.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	10/7/2025	19.90%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	10/28/2025	20.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	11/1/2025	20.80%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	12/2/2025	20.90%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2024	12/23/2025	19.50%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	1/1/2025	19.25%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	2/3/2025	20.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	3/1/2025	20.05%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	3/31/2025	20.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	4/1/2025	20.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	5/1/2025	20.55%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	5/5/2025	23.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	6/2/2025	20.70%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	7/1/2025	20.70%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	7/7/2025	20.70%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	8/1/2025	20.70%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	8/4/2025	20.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	8/25/2025	20.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	9/1/2025	20.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	10/1/2025	20.15%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	10/6/2025	18.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	11/1/2025	18.85%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	12/1/2025	20.30%	NA	NA
3 Year	S&P 500 /Russell 2000 (Lesser of) 3 year w/ Contingent Return & -20% buffer	2025	12/22/2025	20.00%	NA	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	1/8/2025	9.50%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	2/1/2025	9.50%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	2/26/2025	9.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	3/1/2025	10.50%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	4/1/2025	9.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	4/29/2025	10.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	5/1/2025	12.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	6/3/2025	15.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	7/1/2025	12.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	7/29/2025	11.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	8/1/2025	9.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	9/2/2025	10.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	10/1/2025	9.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	10/7/2025	10.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	10/28/2025	9.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	11/1/2025	10.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	12/2/2025	11.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2024	12/23/2025	10.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	1/1/2025	9.25%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	2/3/2025	9.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	3/1/2025	9.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	3/31/2025	10.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	4/1/2025	10.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	5/1/2025	10.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	5/5/2025	14.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	6/2/2025	11.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	7/1/2025	11.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	7/7/2025	11.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	8/1/2025	11.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	8/4/2025	10.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	8/25/2025	10.50%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	9/1/2025	10.50%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	10/1/2025	10.50%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	10/6/2025	9.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	11/1/2025	9.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	12/1/2025	11.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -10% buffer	2025	12/22/2025	10.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	1/8/2025	7.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	2/1/2025	7.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	2/26/2025	7.50%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	3/1/2025	8.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	4/1/2025	7.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	4/29/2025	8.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	5/1/2025	9.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	6/3/2025	10.50%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	7/1/2025	8.50%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	7/29/2025	8.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	8/1/2025	7.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	9/2/2025	7.50%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	10/1/2025	7.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	10/7/2025	7.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	10/28/2025	7.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	11/1/2025	7.50%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	12/2/2025	8.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2024	12/23/2025	7.50%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	1/1/2025	6.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	2/3/2025	7.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	3/1/2025	7.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	3/31/2025	7.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	4/1/2025	7.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	5/1/2025	7.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	5/5/2025	10.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	6/2/2025	8.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	7/1/2025	8.75%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	7/7/2025	8.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	8/1/2025	8.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	8/4/2025	8.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	8/25/2025	7.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	9/1/2025	7.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	10/1/2025	7.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	10/6/2025	7.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	11/1/2025	7.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	12/1/2025	8.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -15% buffer	2025	12/22/2025	7.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	1/8/2025	5.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	2/1/2025	5.50%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	2/26/2025	5.50%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	3/1/2025	6.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	4/1/2025	5.50%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	4/29/2025	6.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	5/1/2025	6.50%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	6/3/2025	7.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	7/1/2025	6.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	7/29/2025	5.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	8/1/2025	4.50%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	9/2/2025	5.50%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	10/1/2025	5.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	10/7/2025	5.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	10/28/2025	4.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	11/1/2025	5.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	12/2/2025	5.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2024	12/23/2025	5.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	1/1/2025	4.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	2/3/2025	5.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	3/1/2025	5.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	3/31/2025	4.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	4/1/2025	4.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	5/1/2025	4.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	5/5/2025	7.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	6/2/2025	6.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	7/1/2025	6.25%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	7/7/2025	6.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	8/1/2025	6.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	8/4/2025	6.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	8/25/2025	5.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	9/1/2025	5.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	10/1/2025	5.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	10/6/2025	5.00%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	11/1/2025	5.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	12/1/2025	5.75%	100%	NA
3 Year	S&P 500 1 year Dual Directional w/ -20% buffer	2025	12/22/2025	5.25%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2024	1/8/2025	14.50%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2024	2/1/2025	14.00%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2024	2/26/2025	14.00%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2024	3/1/2025	15.25%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2024	4/1/2025	13.75%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2024	4/29/2025	14.25%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2024	5/1/2025	15.25%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2024	6/3/2025	18.50%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2024	7/1/2025	16.00%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2024	7/29/2025	15.00%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2024	8/1/2025	12.50%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2024	9/2/2025	13.50%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2024	10/1/2025	13.25%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2024	10/7/2025	13.25%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2024	10/28/2025	13.50%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2024	11/1/2025	13.50%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2024	12/2/2025	14.75%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2024	12/23/2025	13.50%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2025	1/1/2025	12.00%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2025	2/3/2025	12.50%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2025	3/1/2025	12.50%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2025	3/31/2025	13.00%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2025	4/1/2025	13.00%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2025	5/1/2025	13.00%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2025	5/5/2025	17.50%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2025	6/2/2025	14.00%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2025	7/1/2025	14.00%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2025	7/7/2025	13.25%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2025	8/1/2025	13.25%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2025	8/4/2025	13.00%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2025	8/25/2025	13.00%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2025	9/1/2025	13.00%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2025	10/1/2025	13.00%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2025	10/6/2025	11.50%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2025	11/1/2025	11.50%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2025	12/1/2025	13.75%	100%	NA
3 Year	S&P 500 1 year w/ -10% buffer	2025	12/22/2025	12.75%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2024	1/8/2025	6.25%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2024	2/1/2025	5.75%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2024	2/26/2025	5.75%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2024	3/1/2025	6.00%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2024	4/1/2025	5.75%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2024	4/29/2025	5.75%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 1 year w/ -100% buffer	2024	5/1/2025	5.75%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2024	6/3/2025	6.00%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2024	7/1/2025	5.75%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2024	7/29/2025	5.75%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2024	8/1/2025	5.75%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2024	9/2/2025	5.75%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2024	10/1/2025	5.75%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2024	10/7/2025	5.75%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2024	10/28/2025	5.75%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2024	11/1/2025	5.50%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2024	12/2/2025	6.00%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2024	12/23/2025	5.50%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2025	1/1/2025	5.50%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2025	2/3/2025	6.00%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2025	3/1/2025	6.00%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2025	3/31/2025	6.00%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2025	4/1/2025	6.00%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2025	5/1/2025	6.00%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2025	5/5/2025	6.00%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2025	6/2/2025	5.75%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2025	7/1/2025	5.75%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2025	7/7/2025	5.50%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2025	8/1/2025	5.50%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2025	8/4/2025	5.50%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2025	8/25/2025	5.25%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2025	9/1/2025	5.25%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2025	10/1/2025	5.25%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2025	10/6/2025	4.75%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2025	11/1/2025	4.75%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2025	12/1/2025	4.75%	100%	NA
3 Year	S&P 500 1 year w/ -100% buffer	2025	12/22/2025	4.75%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2024	1/8/2025	11.00%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2024	2/1/2025	10.75%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2024	2/26/2025	10.50%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2024	3/1/2025	11.25%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2024	4/1/2025	10.50%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2024	4/29/2025	11.00%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2024	5/1/2025	11.50%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2024	6/3/2025	14.25%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2024	7/1/2025	12.50%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2024	7/29/2025	11.75%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2024	8/1/2025	10.50%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2024	9/2/2025	10.50%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2024	10/1/2025	10.25%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2024	10/7/2025	10.25%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 1 year w/ -15% buffer	2024	10/28/2025	10.25%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2024	11/1/2025	10.25%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2024	12/2/2025	11.50%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2024	12/23/2025	10.25%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2025	1/1/2025	9.25%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2025	2/3/2025	10.00%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2025	3/1/2025	10.00%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2025	3/31/2025	10.50%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2025	4/1/2025	10.50%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2025	5/1/2025	10.50%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2025	5/5/2025	14.25%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2025	6/2/2025	11.50%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2025	7/1/2025	11.50%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2025	7/7/2025	10.75%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2025	8/1/2025	10.75%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2025	8/4/2025	10.75%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2025	8/25/2025	10.50%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2025	9/1/2025	10.50%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2025	10/1/2025	10.50%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2025	10/6/2025	9.50%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2025	11/1/2025	9.50%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2025	12/1/2025	11.25%	100%	NA
3 Year	S&P 500 1 year w/ -15% buffer	2025	12/22/2025	10.50%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2024	1/8/2025	9.50%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2024	2/1/2025	9.25%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2024	2/26/2025	9.25%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2024	3/1/2025	9.75%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2024	4/1/2025	9.25%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2024	4/29/2025	9.50%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2024	5/1/2025	10.00%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2024	6/3/2025	12.25%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2024	7/1/2025	10.75%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2024	7/29/2025	10.50%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2024	8/1/2025	9.50%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2024	9/2/2025	9.25%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2024	10/1/2025	9.00%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2024	10/7/2025	9.00%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2024	10/28/2025	9.00%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2024	11/1/2025	9.25%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2024	12/2/2025	9.75%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2024	12/23/2025	8.75%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2025	1/1/2025	8.00%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2025	2/3/2025	8.75%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2025	3/1/2025	8.75%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2025	3/31/2025	9.25%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 1 year w/ -20% buffer	2025	4/1/2025	9.25%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2025	5/1/2025	9.25%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2025	5/5/2025	11.75%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2025	6/2/2025	9.75%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2025	7/1/2025	9.75%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2025	7/7/2025	9.25%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2025	8/1/2025	9.25%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2025	8/4/2025	9.25%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2025	8/25/2025	9.00%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2025	9/1/2025	9.00%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2025	10/1/2025	9.00%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2025	10/6/2025	8.25%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2025	11/1/2025	8.25%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2025	12/1/2025	9.25%	100%	NA
3 Year	S&P 500 1 year w/ -20% buffer	2025	12/22/2025	8.75%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2024	1/8/2025	7.50%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2024	2/1/2025	7.50%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2024	2/26/2025	7.50%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2024	3/1/2025	8.00%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2024	4/1/2025	7.75%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2024	4/29/2025	7.75%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2024	5/1/2025	8.25%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2024	6/3/2025	9.75%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2024	7/1/2025	8.75%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2024	7/29/2025	8.25%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2024	8/1/2025	7.25%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2024	9/2/2025	7.75%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2024	10/1/2025	7.50%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2024	10/7/2025	7.50%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2024	10/28/2025	7.50%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2024	11/1/2025	7.75%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2024	12/2/2025	8.50%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2024	12/23/2025	7.50%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2025	1/1/2025	7.00%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2025	2/3/2025	7.75%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2025	3/1/2025	7.75%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2025	3/31/2025	8.00%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2025	4/1/2025	8.00%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2025	5/1/2025	8.00%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2025	5/5/2025	10.00%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2025	6/2/2025	8.50%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2025	7/1/2025	8.50%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2025	7/7/2025	8.00%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2025	8/1/2025	8.00%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2025	8/4/2025	8.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 1 year w/ -25% buffer	2025	8/25/2025	7.75%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2025	9/1/2025	7.75%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2025	10/1/2025	7.75%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2025	10/6/2025	7.00%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2025	11/1/2025	7.00%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2025	12/1/2025	8.00%	100%	NA
3 Year	S&P 500 1 year w/ -25% buffer	2025	12/22/2025	7.75%	100%	NA
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	1/8/2025	24.50%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	2/1/2025	25.00%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	2/26/2025	35.50%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	3/1/2025	35.50%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	4/1/2025	30.00%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	4/29/2025	29.50%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	5/1/2025	29.50%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	6/3/2025	27.00%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	7/1/2025	25.75%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	7/29/2025	25.75%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	8/1/2025	21.75%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	9/2/2025	23.50%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	10/1/2025	23.50%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	10/7/2025	26.25%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	10/28/2025	26.25%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	11/1/2025	27.00%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	12/2/2025	25.75%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2024	12/23/2025	29.50%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	1/1/2025	21.00%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	2/3/2025	22.50%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	3/1/2025	22.50%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	3/31/2025	22.50%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	4/1/2025	22.50%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	5/1/2025	22.50%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	5/5/2025	29.50%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	6/2/2025	29.00%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	7/1/2025	29.00%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	7/7/2025	29.00%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	8/1/2025	29.00%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	8/4/2025	28.00%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	8/25/2025	28.00%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	9/1/2025	28.00%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	10/1/2025	28.00%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	10/6/2025	21.00%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	11/1/2025	21.00%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	12/1/2025	23.00%	100%	2.00%
3 Year	S&P 500 1 year w/ Annual Fee Plus & -10% buffer	2025	12/22/2025	22.50%	100%	2.00%
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	1/8/2025	7.25%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	2/1/2025	7.40%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	2/26/2025	7.50%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	3/1/2025	7.70%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	4/1/2025	7.35%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	4/29/2025	7.90%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	5/1/2025	9.05%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	6/3/2025	10.65%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	7/1/2025	8.65%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	7/29/2025	8.25%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	8/1/2025	7.45%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	9/2/2025	7.30%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	10/1/2025	7.00%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	10/7/2025	6.80%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	10/28/2025	7.20%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	11/1/2025	7.30%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	12/2/2025	7.95%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2024	12/23/2025	7.45%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	1/1/2025	7.05%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	2/3/2025	7.30%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	3/1/2025	7.30%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	3/31/2025	8.15%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	4/1/2025	8.15%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	5/1/2025	8.15%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	5/5/2025	10.25%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	6/2/2025	8.30%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	7/1/2025	8.30%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	7/7/2025	8.30%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	8/1/2025	8.30%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	8/4/2025	7.85%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	8/25/2025	7.60%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	9/1/2025	7.60%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	10/1/2025	7.60%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	10/6/2025	7.30%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	11/1/2025	7.30%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	12/1/2025	8.15%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -10% buffer	2025	12/22/2025	7.80%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	1/8/2025	6.25%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	2/1/2025	6.30%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	2/26/2025	6.40%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	3/1/2025	6.65%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	4/1/2025	6.30%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	4/29/2025	6.85%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	5/1/2025	7.55%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	6/3/2025	8.70%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	7/1/2025	7.25%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	7/29/2025	6.95%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	8/1/2025	6.10%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	9/2/2025	6.15%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	10/1/2025	5.90%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	10/7/2025	5.70%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	10/28/2025	6.05%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	11/1/2025	6.40%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	12/2/2025	6.70%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2024	12/23/2025	6.30%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	1/1/2025	5.95%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	2/3/2025	6.20%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	3/1/2025	6.20%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	3/31/2025	6.70%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	4/1/2025	6.70%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	5/1/2025	6.70%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	5/5/2025	8.50%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	6/2/2025	7.05%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	7/1/2025	7.05%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	7/7/2025	6.95%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	8/1/2025	6.95%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	8/4/2025	6.65%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	8/25/2025	6.45%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	9/1/2025	6.45%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	10/1/2025	6.45%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	10/6/2025	6.15%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	11/1/2025	6.15%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	12/1/2025	6.80%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -15% buffer	2025	12/22/2025	6.50%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	1/8/2025	5.45%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	2/1/2025	5.50%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	2/26/2025	5.60%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	3/1/2025	5.80%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	4/1/2025	5.45%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	4/29/2025	6.05%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	5/1/2025	6.65%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	6/3/2025	7.35%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	7/1/2025	6.30%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	7/29/2025	6.05%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	8/1/2025	5.15%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	9/2/2025	5.35%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	10/1/2025	5.20%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	10/7/2025	5.10%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	10/28/2025	5.30%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	11/1/2025	5.60%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	12/2/2025	5.95%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2024	12/23/2025	5.55%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	1/1/2025	5.25%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	2/3/2025	5.50%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	3/1/2025	5.50%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	3/31/2025	5.70%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	4/1/2025	5.70%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	5/1/2025	5.70%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	5/5/2025	7.15%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	6/2/2025	6.10%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	7/1/2025	6.10%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	7/7/2025	5.95%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	8/1/2025	5.95%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	8/4/2025	5.75%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	8/25/2025	5.55%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	9/1/2025	5.55%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	10/1/2025	5.55%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	10/6/2025	5.25%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	11/1/2025	5.25%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	12/1/2025	5.75%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -20% buffer	2025	12/22/2025	5.50%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	1/8/2025	5.80%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	2/1/2025	5.95%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	2/26/2025	6.10%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	3/1/2025	6.40%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	4/1/2025	5.90%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	4/29/2025	6.60%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	5/1/2025	7.30%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	6/3/2025	8.40%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	7/1/2025	6.85%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	7/29/2025	6.50%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	8/1/2025	5.65%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	9/2/2025	5.85%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	10/1/2025	5.60%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	10/7/2025	5.50%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	10/28/2025	5.70%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	11/1/2025	6.05%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	12/2/2025	6.70%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2024	12/23/2025	6.15%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	1/1/2025	5.55%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	2/3/2025	5.90%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	3/1/2025	5.90%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	3/31/2025	6.10%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	4/1/2025	6.10%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	5/1/2025	6.10%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	5/5/2025	8.30%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	6/2/2025	6.95%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	7/1/2025	6.95%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	7/7/2025	6.80%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	8/1/2025	6.80%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	8/4/2025	6.50%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	8/25/2025	6.30%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	9/1/2025	6.30%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	10/1/2025	6.30%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	10/6/2025	5.95%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	11/1/2025	5.95%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	12/1/2025	6.90%	NA	NA
3 Year	S&P 500 1 year w/ Contingent Return & -30% trigger	2025	12/22/2025	6.40%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	1/8/2025	5.75%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	2/1/2025	5.95%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	2/26/2025	6.00%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	3/1/2025	6.15%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	4/1/2025	5.55%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	4/29/2025	6.30%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	5/1/2025	6.90%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	6/3/2025	7.95%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	7/1/2025	6.80%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	7/29/2025	6.55%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	8/1/2025	6.00%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	9/2/2025	5.75%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	10/1/2025	5.65%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	10/7/2025	5.65%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	10/28/2025	5.80%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	11/1/2025	6.00%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	12/2/2025	6.40%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2024	12/23/2025	5.90%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	1/1/2025	5.60%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	2/3/2025	5.75%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	3/1/2025	5.75%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	3/31/2025	6.25%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	4/1/2025	6.25%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	5/1/2025	6.25%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	5/5/2025	7.65%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	6/2/2025	6.55%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	7/1/2025	6.55%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	7/7/2025	6.55%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	8/1/2025	6.55%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	8/4/2025	6.20%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	8/25/2025	6.00%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	9/1/2025	6.00%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	10/1/2025	6.00%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	10/6/2025	5.70%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	11/1/2025	5.70%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	12/1/2025	6.35%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -10% buffer	2025	12/22/2025	6.10%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	1/8/2025	5.15%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	2/1/2025	5.30%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	2/26/2025	5.35%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	3/1/2025	5.55%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	4/1/2025	4.95%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	4/29/2025	5.60%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	5/1/2025	6.10%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	6/3/2025	6.90%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	7/1/2025	5.90%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	7/29/2025	5.80%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	8/1/2025	5.25%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	9/2/2025	5.15%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	10/1/2025	5.00%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	10/7/2025	4.95%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	10/28/2025	5.10%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	11/1/2025	5.30%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	12/2/2025	5.65%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2024	12/23/2025	5.20%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	1/1/2025	4.95%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	2/3/2025	5.10%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	3/1/2025	5.10%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	3/31/2025	5.40%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	4/1/2025	5.40%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	5/1/2025	5.40%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	5/5/2025	6.75%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	6/2/2025	5.80%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	7/1/2025	5.80%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	7/7/2025	5.80%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	8/1/2025	5.80%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	8/4/2025	5.45%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	8/25/2025	5.25%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	9/1/2025	5.25%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	10/1/2025	5.25%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	10/6/2025	4.95%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	11/1/2025	4.95%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	12/1/2025	5.50%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -15% buffer	2025	12/22/2025	5.30%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	1/8/2025	4.65%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	2/1/2025	4.75%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	2/26/2025	4.80%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	3/1/2025	4.95%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	4/1/2025	4.75%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	4/29/2025	5.10%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	5/1/2025	5.45%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	6/3/2025	6.05%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	7/1/2025	5.30%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	7/29/2025	5.15%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	8/1/2025	4.75%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	9/2/2025	4.65%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	10/1/2025	4.50%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	10/7/2025	4.45%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	10/28/2025	4.60%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	11/1/2025	4.75%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	12/2/2025	5.05%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2024	12/23/2025	4.65%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	1/1/2025	4.45%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	2/3/2025	4.60%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	3/1/2025	4.60%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	3/31/2025	4.80%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	4/1/2025	4.80%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	5/1/2025	4.80%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	5/5/2025	5.85%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	6/2/2025	5.15%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	7/1/2025	5.15%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	7/7/2025	5.15%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	8/1/2025	5.15%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	8/4/2025	4.90%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	8/25/2025	4.70%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	9/1/2025	4.70%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	10/1/2025	4.70%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	10/6/2025	4.40%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	11/1/2025	4.40%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	12/1/2025	4.90%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -20% buffer	2025	12/22/2025	4.70%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	1/8/2025	4.25%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	2/1/2025	4.30%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	2/26/2025	4.35%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	3/1/2025	4.50%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	4/1/2025	4.30%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	4/29/2025	4.65%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	5/1/2025	4.90%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	6/3/2025	5.30%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	7/1/2025	4.75%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	7/29/2025	4.65%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	8/1/2025	4.30%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	9/2/2025	4.20%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	10/1/2025	4.10%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	10/7/2025	4.05%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	10/28/2025	4.00%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	11/1/2025	4.15%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	12/2/2025	4.40%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2024	12/23/2025	4.05%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	1/1/2025	3.90%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	2/3/2025	4.05%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	3/1/2025	4.05%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	3/31/2025	4.25%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	4/1/2025	4.25%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	5/1/2025	4.25%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	5/5/2025	5.15%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	6/2/2025	4.60%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	7/1/2025	4.60%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	7/7/2025	4.60%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	8/1/2025	4.60%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	8/4/2025	4.30%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	8/25/2025	4.10%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	9/1/2025	4.10%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	10/1/2025	4.10%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	10/6/2025	3.90%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	11/1/2025	3.90%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	12/1/2025	4.35%	NA	NA
3 Year	S&P 500 1 year w/ Income Choice & -25% buffer	2025	12/22/2025	4.15%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	1/8/2025	14.80%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	2/1/2025	14.80%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	2/26/2025	15.05%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	3/1/2025	15.50%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	4/1/2025	15.05%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	4/29/2025	15.40%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	5/1/2025	16.75%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	6/3/2025	18.65%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	7/1/2025	16.65%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	7/29/2025	16.30%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	8/1/2025	15.15%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	9/2/2025	14.25%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	10/1/2025	14.30%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	10/7/2025	14.25%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	10/28/2025	14.55%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	11/1/2025	14.70%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	12/2/2025	15.35%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2024	12/23/2025	14.35%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	1/1/2025	13.85%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	2/3/2025	14.50%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	3/1/2025	14.50%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	3/31/2025	15.20%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	4/1/2025	15.20%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	5/1/2025	15.20%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	5/5/2025	18.15%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	6/2/2025	15.70%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	7/1/2025	15.70%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	7/7/2025	15.70%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	8/1/2025	15.70%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	8/4/2025	14.95%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	8/25/2025	14.70%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	9/1/2025	14.70%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	10/1/2025	14.70%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	10/6/2025	13.90%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	11/1/2025	13.90%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	12/1/2025	15.05%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -10% buffer	2025	12/22/2025	14.80%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	1/8/2025	13.25%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	2/1/2025	13.30%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	2/26/2025	13.45%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	3/1/2025	13.95%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	4/1/2025	13.40%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	4/29/2025	13.85%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	5/1/2025	14.85%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	6/3/2025	16.40%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	7/1/2025	14.80%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	7/29/2025	14.45%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	8/1/2025	12.80%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	9/2/2025	13.00%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	10/1/2025	12.65%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	10/7/2025	12.95%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	10/28/2025	12.85%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	11/1/2025	13.30%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	12/2/2025	13.65%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2024	12/23/2025	12.75%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	1/1/2025	12.25%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	2/3/2025	12.90%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	3/1/2025	12.90%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	3/31/2025	13.40%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	4/1/2025	13.40%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	5/1/2025	13.40%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	5/5/2025	15.80%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	6/2/2025	13.90%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	7/1/2025	13.90%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	7/7/2025	13.90%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	8/1/2025	13.90%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	8/4/2025	13.25%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	8/25/2025	13.00%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	9/1/2025	13.00%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	10/1/2025	13.00%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	10/6/2025	12.30%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	11/1/2025	12.30%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	12/1/2025	13.20%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -15% buffer	2025	12/22/2025	13.00%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	1/8/2025	11.95%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	2/1/2025	12.00%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	2/26/2025	12.15%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	3/1/2025	12.65%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	4/1/2025	11.95%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	4/29/2025	12.50%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	5/1/2025	13.35%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	6/3/2025	14.65%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	7/1/2025	13.10%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	7/29/2025	12.90%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	8/1/2025	11.55%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	9/2/2025	11.50%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	10/1/2025	11.30%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	10/7/2025	11.05%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	10/28/2025	11.45%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	11/1/2025	11.45%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	12/2/2025	12.10%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2024	12/23/2025	11.30%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	1/1/2025	10.90%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	2/3/2025	11.55%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	3/1/2025	11.55%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	3/31/2025	11.95%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	4/1/2025	11.95%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	5/1/2025	11.95%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	5/5/2025	13.95%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	6/2/2025	12.45%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	7/1/2025	12.45%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	7/7/2025	12.45%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	8/1/2025	12.45%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	8/4/2025	11.85%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	8/25/2025	11.65%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	9/1/2025	11.65%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	10/1/2025	11.65%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	10/6/2025	10.90%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	11/1/2025	10.90%	NA	NA
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	12/1/2025	11.65%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 2 year w/ Contingent Return & -20% buffer	2025	12/22/2025	11.55%	NA	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	1/8/2025	38.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	2/1/2025	39.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	2/26/2025	41.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	3/1/2025	47.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	4/1/2025	44.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	4/29/2025	45.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	5/1/2025	55.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	6/3/2025	55.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	7/1/2025	45.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	7/29/2025	42.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	8/1/2025	37.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	9/2/2025	36.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	10/1/2025	37.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	10/7/2025	38.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	10/28/2025	41.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	11/1/2025	45.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	12/2/2025	40.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2024	12/23/2025	35.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	1/1/2025	31.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	2/3/2025	34.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	3/1/2025	34.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	3/31/2025	38.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	4/1/2025	38.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	5/1/2025	38.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	5/5/2025	52.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	6/2/2025	41.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	7/1/2025	41.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	7/7/2025	41.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	8/1/2025	41.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	8/4/2025	38.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	8/25/2025	37.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	9/1/2025	37.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	10/1/2025	37.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	10/6/2025	33.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	11/1/2025	33.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	12/1/2025	35.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -10% buffer	2025	12/22/2025	34.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	1/8/2025	32.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	2/1/2025	32.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	2/26/2025	32.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	3/1/2025	34.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	4/1/2025	34.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	4/29/2025	34.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	5/1/2025	38.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	6/3/2025	44.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	7/1/2025	36.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	7/29/2025	35.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	8/1/2025	31.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	9/2/2025	29.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	10/1/2025	30.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	10/7/2025	29.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	10/28/2025	30.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	11/1/2025	32.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	12/2/2025	32.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2024	12/23/2025	30.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	1/1/2025	27.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	2/3/2025	29.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	3/1/2025	29.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	3/31/2025	31.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	4/1/2025	31.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	5/1/2025	31.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	5/5/2025	40.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	6/2/2025	33.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	7/1/2025	33.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	7/7/2025	33.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	8/1/2025	33.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	8/4/2025	32.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	8/25/2025	31.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	9/1/2025	31.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	10/1/2025	31.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	10/6/2025	27.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	11/1/2025	27.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	12/1/2025	29.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -15% buffer	2025	12/22/2025	29.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	1/8/2025	27.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	2/1/2025	27.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	2/26/2025	26.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	3/1/2025	28.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	4/1/2025	28.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	4/29/2025	30.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	5/1/2025	32.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	6/3/2025	37.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	7/1/2025	31.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	7/29/2025	30.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	8/1/2025	27.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	9/2/2025	26.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	10/1/2025	26.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	10/7/2025	25.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	10/28/2025	26.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	11/1/2025	27.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	12/2/2025	27.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2024	12/23/2025	25.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	1/1/2025	23.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	2/3/2025	25.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	3/1/2025	25.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	3/31/2025	26.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	4/1/2025	26.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	5/1/2025	26.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	5/5/2025	33.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	6/2/2025	28.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	7/1/2025	28.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	7/7/2025	28.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	8/1/2025	28.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	8/4/2025	27.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	8/25/2025	26.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	9/1/2025	26.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	10/1/2025	26.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	10/6/2025	23.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	11/1/2025	23.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	12/1/2025	25.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -20% buffer	2025	12/22/2025	24.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	1/8/2025	22.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	2/1/2025	23.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	2/26/2025	22.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	3/1/2025	23.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	4/1/2025	23.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	4/29/2025	25.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	5/1/2025	26.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	6/3/2025	31.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	7/1/2025	26.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	7/29/2025	25.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	8/1/2025	24.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	9/2/2025	22.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	10/1/2025	22.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	10/7/2025	21.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	10/28/2025	21.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	11/1/2025	22.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	12/2/2025	22.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2024	12/23/2025	22.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	1/1/2025	20.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	2/3/2025	22.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	3/1/2025	22.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	3/31/2025	22.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	4/1/2025	22.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	5/1/2025	22.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	5/5/2025	28.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	6/2/2025	24.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	7/1/2025	24.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	7/7/2025	24.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	8/1/2025	24.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	8/4/2025	23.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	8/25/2025	22.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	9/1/2025	22.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	10/1/2025	22.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	10/6/2025	20.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	11/1/2025	20.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	12/1/2025	21.00%	100%	NA
3 Year	S&P 500 3 year Dual Directional w/ -25% buffer	2025	12/22/2025	21.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2024	1/8/2025	39.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2024	2/1/2025	41.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2024	2/26/2025	44.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2024	3/1/2025	65.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2024	4/1/2025	63.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2024	4/29/2025	54.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2024	5/1/2025	66.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2024	6/3/2025	56.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2024	7/1/2025	52.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2024	7/29/2025	47.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2024	8/1/2025	40.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2024	9/2/2025	38.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2024	10/1/2025	40.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2024	10/7/2025	43.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2024	10/28/2025	47.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2024	11/1/2025	60.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2024	12/2/2025	43.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2024	12/23/2025	38.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2025	1/1/2025	33.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2025	2/3/2025	36.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2025	3/1/2025	36.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2025	3/31/2025	41.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2025	4/1/2025	41.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2025	5/1/2025	41.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2025	5/5/2025	57.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2025	6/2/2025	44.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2025	7/1/2025	44.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2025	7/7/2025	44.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2025	8/1/2025	44.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2025	8/4/2025	40.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2025	8/25/2025	40.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 3 year w/ -10% buffer	2025	9/1/2025	40.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2025	10/1/2025	40.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2025	10/6/2025	35.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2025	11/1/2025	35.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2025	12/1/2025	38.00%	100%	NA
3 Year	S&P 500 3 year w/ -10% buffer	2025	12/22/2025	37.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2024	1/8/2025	35.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2024	2/1/2025	35.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2024	2/26/2025	36.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2024	3/1/2025	40.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2024	4/1/2025	42.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2024	4/29/2025	41.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2024	5/1/2025	47.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2024	6/3/2025	55.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2024	7/1/2025	40.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2024	7/29/2025	38.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2024	8/1/2025	34.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2024	9/2/2025	33.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2024	10/1/2025	34.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2024	10/7/2025	35.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2024	10/28/2025	37.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2024	11/1/2025	39.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2024	12/2/2025	35.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2024	12/23/2025	33.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2025	1/1/2025	29.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2025	2/3/2025	32.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2025	3/1/2025	32.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2025	3/31/2025	35.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2025	4/1/2025	35.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2025	5/1/2025	35.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2025	5/5/2025	45.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2025	6/2/2025	37.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2025	7/1/2025	37.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2025	7/7/2025	37.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2025	8/1/2025	37.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2025	8/4/2025	35.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2025	8/25/2025	35.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2025	9/1/2025	35.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2025	10/1/2025	35.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2025	10/6/2025	31.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2025	11/1/2025	31.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2025	12/1/2025	33.00%	100%	NA
3 Year	S&P 500 3 year w/ -15% buffer	2025	12/22/2025	32.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2024	1/8/2025	31.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2024	2/1/2025	31.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 3 year w/ -20% buffer	2024	2/26/2025	31.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2024	3/1/2025	33.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2024	4/1/2025	35.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2024	4/29/2025	34.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2024	5/1/2025	37.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2024	6/3/2025	44.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2024	7/1/2025	35.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2024	7/29/2025	33.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2024	8/1/2025	30.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2024	9/2/2025	30.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2024	10/1/2025	31.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2024	10/7/2025	30.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2024	10/28/2025	31.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2024	11/1/2025	33.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2024	12/2/2025	32.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2024	12/23/2025	29.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2025	1/1/2025	26.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2025	2/3/2025	29.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2025	3/1/2025	29.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2025	3/31/2025	31.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2025	4/1/2025	31.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2025	5/1/2025	31.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2025	5/5/2025	39.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2025	6/2/2025	32.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2025	7/1/2025	32.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2025	7/7/2025	32.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2025	8/1/2025	32.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2025	8/4/2025	31.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2025	8/25/2025	31.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2025	9/1/2025	31.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2025	10/1/2025	31.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2025	10/6/2025	26.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2025	11/1/2025	26.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2025	12/1/2025	29.00%	100%	NA
3 Year	S&P 500 3 year w/ -20% buffer	2025	12/22/2025	28.00%	100%	NA
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	1/8/2025	66.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	2/1/2025	No Cap	101%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	2/26/2025	No Cap	103%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	3/1/2025	No Cap	108%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	4/1/2025	No Cap	104%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	4/29/2025	No Cap	104%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	5/1/2025	No Cap	107%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	6/3/2025	No Cap	108%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	7/1/2025	No Cap	105%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	7/29/2025	No Cap	101%	3.00%

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	8/1/2025	55.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	9/2/2025	51.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	10/1/2025	52.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	10/7/2025	No Cap	101%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	10/28/2025	No Cap	104%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	11/1/2025	No Cap	108%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	12/2/2025	No Cap	103%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2024	12/23/2025	No Cap	102%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	1/1/2025	46.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	2/3/2025	50.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	3/1/2025	50.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	3/31/2025	58.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	4/1/2025	58.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	5/1/2025	58.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	5/5/2025	No Cap	102%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	6/2/2025	200.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	7/1/2025	200.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	7/7/2025	200.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	8/1/2025	200.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	8/4/2025	175.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	8/25/2025	175.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	9/1/2025	175.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	10/1/2025	175.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	10/6/2025	70.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	11/1/2025	70.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	12/1/2025	70.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Fee Plus & -15% buffer	2025	12/22/2025	50.00%	100%	3.00%
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	1/8/2025	11.25%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	2/1/2025	11.25%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	2/26/2025	11.50%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	3/1/2025	12.00%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	4/1/2025	11.75%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	4/29/2025	12.00%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	5/1/2025	12.50%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	6/3/2025	14.25%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	7/1/2025	12.75%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	7/29/2025	12.50%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	8/1/2025	11.50%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	9/2/2025	11.00%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	10/1/2025	11.00%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	10/7/2025	11.25%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	10/28/2025	11.50%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	11/1/2025	11.75%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	12/2/2025	11.50%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2024	12/23/2025	11.00%	100%	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	1/1/2025	10.00%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	2/3/2025	10.75%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	3/1/2025	10.75%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	3/31/2025	11.00%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	4/1/2025	11.00%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	5/1/2025	11.00%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	5/5/2025	13.25%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	6/2/2025	12.00%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	7/1/2025	12.00%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	7/7/2025	11.50%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	8/1/2025	11.50%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	8/4/2025	11.25%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	8/25/2025	11.25%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	9/1/2025	11.25%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	10/1/2025	11.25%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	10/6/2025	10.25%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	11/1/2025	10.25%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	12/1/2025	11.25%	100%	NA
3 Year	S&P 500 3 year w/ Annual Lock & -10% buffer	2025	12/22/2025	11.00%	100%	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	1/8/2025	21.45%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	2/1/2025	22.15%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	2/26/2025	22.50%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	3/1/2025	23.15%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	4/1/2025	21.80%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	4/29/2025	22.95%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	5/1/2025	24.40%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	6/3/2025	26.75%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	7/1/2025	24.70%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	7/29/2025	24.00%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	8/1/2025	23.20%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	9/2/2025	21.50%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	10/1/2025	21.30%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	10/7/2025	21.80%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	10/28/2025	21.85%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	11/1/2025	22.05%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	12/2/2025	22.55%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2024	12/23/2025	21.20%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	1/1/2025	20.60%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	2/3/2025	21.60%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	3/1/2025	21.60%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	3/31/2025	22.50%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	4/1/2025	22.50%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	5/1/2025	22.50%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	5/5/2025	25.35%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	6/2/2025	23.00%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	7/1/2025	23.00%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	7/7/2025	22.40%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	8/1/2025	22.40%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	8/4/2025	21.90%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	8/25/2025	21.60%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	9/1/2025	21.60%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	10/1/2025	21.60%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	10/6/2025	20.10%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	11/1/2025	20.10%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	12/1/2025	21.75%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -10% buffer	2025	12/22/2025	21.25%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	1/8/2025	19.95%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	2/1/2025	20.05%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	2/26/2025	20.30%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	3/1/2025	21.10%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	4/1/2025	19.75%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	4/29/2025	20.80%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	5/1/2025	21.80%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	6/3/2025	24.05%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	7/1/2025	22.15%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	7/29/2025	21.60%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	8/1/2025	21.10%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	9/2/2025	19.55%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	10/1/2025	19.30%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	10/7/2025	19.30%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	10/28/2025	19.70%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	11/1/2025	20.00%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	12/2/2025	20.40%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2024	12/23/2025	19.00%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	1/1/2025	18.50%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	2/3/2025	19.50%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	3/1/2025	19.50%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	3/31/2025	20.10%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	4/1/2025	20.10%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	5/1/2025	20.10%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	5/5/2025	22.65%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	6/2/2025	20.60%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	7/1/2025	20.60%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	7/7/2025	20.20%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	8/1/2025	20.20%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	8/4/2025	19.70%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	8/25/2025	19.40%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	9/1/2025	19.40%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	10/1/2025	19.40%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	10/6/2025	18.10%	NA	NA

Surrender charge	Indexed Account Name	Issue Year	Segment Start Date	Cap / Contingent Return / Annualized Income Rate	Upside Participation Rate	Total Reduction Rate
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	11/1/2025	18.10%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	12/1/2025	19.60%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -15% buffer	2025	12/22/2025	19.20%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	1/8/2025	18.20%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	2/1/2025	18.25%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	2/26/2025	18.40%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	3/1/2025	19.10%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	4/1/2025	18.55%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	4/29/2025	19.00%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	5/1/2025	19.85%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	6/3/2025	21.75%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	7/1/2025	19.90%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	7/29/2025	19.55%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	8/1/2025	18.60%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	9/2/2025	17.65%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	10/1/2025	17.55%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	10/7/2025	17.75%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	10/28/2025	17.75%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	11/1/2025	18.05%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	12/2/2025	18.20%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2024	12/23/2025	17.10%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	1/1/2025	16.65%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	2/3/2025	17.65%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	3/1/2025	17.65%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	3/31/2025	18.15%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	4/1/2025	18.15%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	5/1/2025	18.15%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	5/5/2025	20.25%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	6/2/2025	18.65%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	7/1/2025	18.65%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	7/7/2025	18.30%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	8/1/2025	18.30%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	8/4/2025	18.00%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	8/25/2025	17.70%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	9/1/2025	17.70%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	10/1/2025	17.70%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	10/6/2025	16.40%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	11/1/2025	16.40%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	12/1/2025	17.60%	NA	NA
3 Year	S&P 500 3 year w/ Contingent Return & -20% buffer	2025	12/22/2025	17.35%	NA	NA